UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Shareholder Report.

(a)	The Report to Shareholders is attached herewith.

Semi-Annual Report
June 30, 2022
Elfun Funds
Elfun International Equity Fund
Elfun Trusts
Elfun Diversified Fund
Elfun Tax-Exempt Income Fund
Elfun Income Fund
Elfun Government Money Market Fund

Elfun Funds
Semi-Annual Report
June 30, 2022 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus which contains important information concerning the Funds. You may obtain a current prospectus and SAI from the TA (U.S. Bank) by calling 800-242-0134 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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Elfun Funds
Notes to Performance — June 30, 2022 (Unaudited)
Information on the following performance pages relates to the Elfun Funds.
Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at http://www.ssga.com for the most recent month-end performance data.
A portion of the Elfun Tax-Exempt Income Fund’s income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.
An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the Elfun Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

Elfun International Equity Fund
Fund Information — June 30, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $156,050 (in thousands) as of June 30, 2022 (a)(b)
Top Ten Largest Holdings
as of June 30, 2022 (as a % of Fair Value) (a)(b)
AstraZeneca PLC	4.18%
Nestle S.A.	4.07%
Novartis AG	3.49%
AIA Group Ltd.	3.25%
Roche Holding AG	3.25%
LVMH Moet Hennessy Louis Vuitton SE	3.08%
Air Liquide S.A.	2.93%
ASML Holding N.V.	2.86%
London Stock Exchange Group PLC	2.56%
Mitsubishi UFJ Financial Group Inc.	2.36%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund - Class G Shares and State Street Institutional Treasury Money Market Fund - Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
2	Elfun International Equity Fund

Elfun International Equity Fund
Understanding Your Fund’s Expenses — June 30, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value January 1, 2022	$1,000.00	$1,000.00
Ending Account value June 30, 2022	$ 787.50	$1,020.00
Expenses Paid During Period*	$ 4.25	$ 4.81
*	Expenses are equal to the Fund's annualized expense ratio of 0.96% (for the period January 1, 2022 - June 30, 2022), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Elfun International Equity Fund	3

Elfun International Equity Fund
Schedule of Investments — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.7% †
Australia - 2.2%
BHP Group Ltd.	124,722	$ 3,479,235
Brazil - 0.5%
Itau Unibanco Holding S.A. ADR (a)	176,415	755,056
Canada - 1.3%
Brookfield Asset Management Inc., Class A	45,067	2,000,493
France - 18.0%
Air Liquide S.A.	34,164	4,576,030
AXA S.A.	125,439	2,840,497
BNP Paribas S.A.	58,883	2,792,634
Cie de Saint-Gobain	54,586	2,336,605
Dassault Systemes SE	56,209	2,063,487
EssilorLuxottica S.A.	17,567	2,624,418
LVMH Moet Hennessy Louis Vuitton SE	7,900	4,804,292
Safran S.A.	31,944	3,146,223
Worldline S.A. (b)(c)	78,028	2,886,101
		28,070,287
Germany - 5.2%
adidas AG	9,490	1,674,322
HeidelbergCement AG	26,286	1,259,715
Infineon Technologies AG	96,594	2,331,725
SAP SE	31,529	2,865,386
		8,131,148
Hong Kong - 4.6%
AIA Group Ltd.	468,567	5,078,613
Prudential PLC	170,230	2,100,436
		7,179,049
Ireland - 1.3%
Kerry Group PLC, Class A	21,205	2,024,895
Japan - 22.9%
Daikin Industries Ltd.	18,600	2,977,807
Disco Corp.	11,800	2,796,806
Hoya Corp.	25,952	2,213,050
Kao Corp.	53,700	2,162,941
Komatsu Ltd.	154,000	3,409,753
Mitsubishi UFJ Financial Group Inc.	685,026	3,677,877
Murata Manufacturing Company Ltd.	40,291	2,193,458
	Number of Shares	Fair Value
Nidec Corp.	14,173	$ 874,239
Recruit Holdings Company Ltd.	95,400	2,805,366
Secom Company Ltd.	25,300	1,561,149
Shimadzu Corp. (a)	62,957	1,988,043
Shiseido Company Ltd.	54,662	2,191,228
Sony Group Corp.	41,900	3,421,887
Tokio Marine Holdings Inc.	60,498	3,519,309
		35,792,913
Netherlands - 8.6%
ASML Holding N.V.	9,374	4,467,352
ING Groep N.V.	296,199	2,920,415
Koninklijke DSM N.V.	22,072	3,163,606
Universal Music Group N.V.	142,519	2,850,898
		13,402,271
Norway - 2.3%
Equinor ASA	103,152	3,576,479
Portugal - 1.1%
Galp Energia SGPS S.A.	146,491	1,712,972
Singapore - 1.6%
United Overseas Bank Ltd.	135,000	2,546,346
Spain - 3.1%
Cellnex Telecom S.A. (b)	71,186	2,755,824
Industria de Diseno Textil S.A.	91,131	2,056,942
		4,812,766
Sweden - 2.0%
Assa Abloy AB, Class B	148,447	3,147,875
Switzerland - 6.7%
Novartis AG	64,495	5,446,723
Roche Holding AG	15,249	5,073,974
		10,520,697
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Company Ltd.	83,900	1,343,145
United Kingdom - 10.3%
Ashtead Group PLC	48,370	2,020,170
AstraZeneca PLC	49,743	6,524,321
London Stock Exchange Group PLC	43,149	3,999,344
Rentokil Initial PLC	170,638	983,520

See Notes to Schedules of Investments and Notes to Financial Statements.
4	Elfun International Equity Fund

Elfun International Equity Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Vodafone Group PLC	1,634,484	$ 2,514,200
		16,041,555
United States - 6.2%
Nestle S.A.	54,531	6,347,662
Schneider Electric SE	28,890	3,409,924
		9,757,586
Total Common Stock (Cost $138,389,024)		154,294,768
Short-Term Investments - 1.1%
State Street Institutional Treasury Money Market Fund - Premier Class 1.15% (d)(e)	996,662	996,662
	Number of Shares	Fair Value
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.47% (d)(e)	758,160	$ 758,160
Total Short-Term Investments (Cost $1,754,822)		1,754,822
Total Investments (Cost $140,143,846)		156,049,590
Other Assets and Liabilities, net - 0.2%		237,817
NET ASSETS - 100.0%		$ 156,287,407

Other Information:
The Fund had the following short futures contracts open at June 30, 2022:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	September 2022	22	$ (2,114,679)	$ (2,042,260)	$ 72,419
During the period ended June 30, 2022, the average notional values related to long and short futures contracts were $1,466,744 and $668,031, respectively.
Notes to Schedule of Investments – June 30, 2022 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2022, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to $5,641,925 or 3.61% of the net assets of the Elfun International Equity Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(c)	Non-income producing security.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2022.
Abbreviations:
ADR - American Depositary Receipt

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun International Equity Fund	5

Elfun International Equity Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 154,294,768	$ —	$ —	$ 154,294,768
Short-Term Investments	1,754,822	—	—	1,754,822
Total Investments in Securities	$ 156,049,590	$ —	$ —	$ 156,049,590
Other Financial Instruments
Short Futures Contracts - Unrealized Appreciation	$ 72,419	$ —	$ —	$ 72,419
Total Other Financial Instruments	$ 72,419	$ —	$ —	$ 72,419
The Fund was invested in the following sectors at June 30, 2022 (Unaudited):
Sector	Percentage (based on Fair Value)
Pharmaceuticals	10.92%
Diversified Banks	8.13%
Apparel, Accessories & Luxury Goods	5.83%
Building Products	5.43%
Packaged Foods & Meats	5.37%
Semiconductor Equipment	4.65%
Life & Health Insurance	4.60%
Integrated Oil & Gas	3.39%
Application Software	3.16%
Industrial Gases	2.93%
Personal Products	2.79%
Electrical Components & Equipment	2.74%
Financial Exchanges & Data	2.56%
Semiconductors	2.35%
Property & Casualty Insurance	2.26%
Diversified Metals & Mining	2.23%
Consumer Electronics	2.19%
Construction Machinery & Heavy Trucks	2.18%
Specialty Chemicals	2.03%
Aerospace & Defense	2.02%
Data Processing & Outsourced Services	1.85%
Movies & Entertainment	1.83%
Multi-Line Insurance	1.82%
Human Resource & Employment Services	1.80%
Integrated Telecommunication Services	1.77%
Wireless Telecommunication Services	1.61%
Healthcare Supplies	1.42%
Electronic Components	1.41%
Apparel Retail	1.32%
Trading Companies & Distributors	1.30%
Asset Management & Custody Banks	1.28%
Electronic Equipment & Instruments	1.27%
Security & Alarm Services	1.00%
Construction Materials	0.81%
See Notes to Schedules of Investments and Notes to Financial Statements.
6	Elfun International Equity Fund

Elfun International Equity Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
Sector	Percentage (based on Fair Value)
Environmental & Facilities Services	0.63%
98.88%
Short-Term Investments
Short-Term Investments	1.12%
100.00%

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	3,575,026	$3,575,026	$ 6,425,029	$ 9,003,393	$—	$—	996,662	$ 996,662	$3,089
State Street Institutional U.S. Government Money Market Fund - Class G Shares	3,338,440	3,338,440	6,423,113	9,003,393	—	—	758,160	758,160	3,529
TOTAL		$6,913,466	$12,848,142	$18,006,786	$—	$—		$1,754,822	$6,618
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun International Equity Fund	7

Elfun Trusts
Fund Information — June 30, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $3,054,918 (in thousands) as of June 30, 2022 (a)(b)
Top Ten Largest Holdings
as of June 30, 2022 (as a % of Fair Value) (a)(b)
Microsoft Corp.	7.53%
Apple Inc.	5.29%
Alphabet Inc., Class C	4.53%
Amazon.com Inc.	4.39%
Johnson & Johnson	4.01%
ConocoPhillips	3.82%
UnitedHealth Group Inc.	3.49%
Visa Inc., Class A	3.38%
Mastercard Inc., Class A	3.07%
QUALCOMM Inc.	2.78%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund - Class G Shares and State Street Institutional Treasury Money Market Fund - Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
8	Elfun Trusts

Elfun Trusts
Understanding Your Fund’s Expenses — June 30, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value January 1, 2022	$1,000.00	$1,000.00
Ending Account value June 30, 2022	$ 790.00	$1,023.90
Expenses Paid During Period*	$ 0.80	$ 0.90
*	Expenses are equal to the Fund's annualized expense ratio of 0.18% (for the period January 1, 2022 - June 30, 2022), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Elfun Trusts	9

Elfun Trusts
Schedule of Investments — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.7% †
Apparel Retail - 1.5%
Ross Stores Inc.	670,500	$ 47,089,215
Application Software - 3.1%
salesforce.com Inc. (a)	382,349	63,102,879
Splunk Inc. (a)	364,022	32,201,386
		95,304,265
Biotechnology - 1.5%
Vertex Pharmaceuticals Inc. (a)	166,142	46,817,154
Cable & Satellite - 1.4%
Charter Communications Inc., Class A (a)	90,300	42,308,259
Data Processing & Outsourced Services - 8.5%
Fidelity National Information Services Inc.	697,949	63,980,985
Mastercard Inc., Class A	297,000	93,697,560
Visa Inc., Class A	524,900	103,347,561
		261,026,106
Diversified Banks - 2.1%
JPMorgan Chase & Co.	570,221	64,212,587
Electric Utilities - 1.8%
NextEra Energy Inc.	715,900	55,453,614
Financial Exchanges & Data - 1.7%
S&P Global Inc.	151,000	50,896,060
Healthcare Equipment - 1.9%
Boston Scientific Corp. (a)	1,564,603	58,312,754
Home Improvement Retail - 1.7%
Lowe's Companies Inc.	291,649	50,942,331
Hotels, Resorts & Cruise Lines - 1.4%
Marriott International Inc., Class A	311,400	42,353,514
Industrial Conglomerates - 2.2%
Honeywell International Inc.	385,200	66,951,612
Industrial Gases - 1.5%
Air Products & Chemicals Inc.	196,800	47,326,464
Industrial Machinery - 2.3%
Parker-Hannifin Corp.	281,400	69,238,470
	Number of Shares	Fair Value
Interactive Media & Services - 9.1%
Alphabet Inc., Class C (a)	63,300	$ 138,465,585
Alphabet Inc., Class A (a)	29,300	63,852,318
Meta Platforms Inc., Class A (a)	476,792	76,882,710
		279,200,613
Internet & Direct Marketing Retail - 4.4%
Amazon.com Inc. (a)	1,263,500	134,196,335
Investment Banking & Brokerage - 1.9%
The Charles Schwab Corp.	897,600	56,710,368
Life Sciences Tools & Services - 2.2%
IQVIA Holdings Inc. (a)	306,900	66,594,231
Managed Healthcare - 3.5%
UnitedHealth Group Inc.	207,856	106,761,077
Movies & Entertainment - 1.3%
The Walt Disney Co. (a)	432,500	40,828,000
Oil & Gas Exploration & Production - 3.8%
ConocoPhillips	1,298,900	116,654,209
Packaged Foods & Meats - 2.0%
Mondelez International Inc., Class A	960,883	59,661,225
Pharmaceuticals - 7.9%
Elanco Animal Health Inc. (a)	1,751,685	34,385,577
Johnson & Johnson	689,800	122,446,398
Merck & Company Inc.	922,976	84,147,722
		240,979,697
Property & Casualty Insurance - 2.2%
Chubb Ltd.	337,300	66,306,434
Regional Banks - 3.7%
First Republic Bank	463,900	66,894,380
Regions Financial Corp.	1,234,700	23,150,625
SVB Financial Group (a)	60,100	23,738,899
		113,783,904
Semiconductor Equipment - 1.6%
Applied Materials Inc.	523,100	47,591,638
Semiconductors - 4.8%
Advanced Micro Devices Inc. (a)	795,500	60,831,884

See Notes to Schedules of Investments and Notes to Financial Statements.
10	Elfun Trusts

Elfun Trusts
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
QUALCOMM Inc.	665,000	$ 84,947,100
		145,778,984
Specialized REITs - 2.7%
American Tower Corp.	327,829	83,789,814
Systems Software - 7.5%
Microsoft Corp.	895,835	230,077,303
Technology Hardware, Storage & Peripherals - 5.3%
Apple Inc.	1,181,000	161,466,320
Trading Companies & Distributors - 1.8%
United Rentals Inc. (a)	220,867	53,650,803
Trucking - 0.4%
Lyft Inc., Class A (a)	942,100	12,511,088
Total Common Stock (Cost $1,958,849,149)		3,014,774,448
Short-Term Investments - 1.3%
State Street Institutional Treasury Money Market Fund - Premier Class 1.15% (b)(c) (Cost $20,250,614)	20,250,614	20,250,614
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.55% (b)(c)	19,892,898	19,892,898
Total Short-Term Investments (Cost $40,143,512)		40,143,512
Total Investments (Cost $1,998,992,661)		3,054,917,960
Liabilities in Excess of Other Assets, net - (0.0)%*		(179,593)
NET ASSETS - 100.0%		$ 3,054,738,367
Notes to Schedule of Investments – June 30, 2022 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2022.
*	Less than 0.05%.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 3,014,774,448	$ —	$ —	$ 3,014,774,448
Short-Term Investments	40,143,512	—	—	40,143,512
Total Investments in Securities	$ 3,054,917,960	$ —	$ —	$ 3,054,917,960

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Trusts	11

Elfun Trusts
Schedule of Investments, continued — June 30, 2022 (Unaudited)
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	7,320,718	$ 7,320,718	$105,758,414	$ 92,828,518	$—	$—	20,250,614	$20,250,614	$36,263
State Street Institutional U.S. Government Money Market Fund - Class G Shares	6,984,701	6,984,701	105,736,715	92,828,518	—	—	19,892,898	19,892,898	46,822
TOTAL		$14,305,419	$211,495,129	$185,657,036	$—	$—		$40,143,512	$83,085
See Notes to Schedules of Investments and Notes to Financial Statements.
12	Elfun Trusts

Elfun Diversified Fund
Fund Information — June 30, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $184,777 (in thousands) as of June 30, 2022 (a)(b)
Top Ten Largest Equity Holdings
as of June 30, 2022 (as a % of Fair Value) (a)(b)
State Street Institutional U.S. Government Money Market Fund - Class G Shares	2.80%
Apple Inc.	2.03%
Microsoft Corp.	1.86%
Dreyfus Treasury Cash Management - Institutional Shares	1.39%
Amazon.com Inc.	0.90%
Alphabet Inc., Class A	0.63%
Alphabet Inc., Class C	0.58%
Tesla Inc.	0.55%
Berkshire Hathaway Inc., Class B	0.48%
UnitedHealth Group Inc.	0.47%

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
(b)	Fair Value basis is inclusive of short-term investment in affiliated money market funds.
Elfun Diversified Fund	13

Elfun Diversified Fund
Understanding Your Fund’s Expenses — June 30, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value January 1, 2022	$1,000.00	$1,000.00
Ending Account value June 30, 2022	$ 840.90	$1,023.20
Expenses Paid During Period*	$ 1.46	$ 1.61
*	Expenses are equal to the Fund's annualized net expense ratio of 0.32% (for the period January 1, 2022 - June 30, 2022), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

14	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 32.0% †
Common Stock - 32.0%
Advertising - 0.0%*
Omnicom Group Inc. (a)	341	$ 21,691
The Interpublic Group of Companies Inc. (a)	766	21,088
		42,779
Aerospace & Defense - 0.6%
General Dynamics Corp. (a)	418	92,482
Howmet Aerospace Inc. (a)	619	19,468
Huntington Ingalls Industries Inc. (a)	71	15,465
L3Harris Technologies Inc. (a)	350	84,595
Lockheed Martin Corp. (a)	427	183,593
Northrop Grumman Corp. (a)	264	126,342
Raytheon Technologies Corp. (a)	2,607	250,559
Textron Inc. (a)	398	24,306
The Boeing Co. (a)(b)	1,004	137,267
TransDigm Group Inc. (a)(b)	86	46,154
		980,231
Agricultural & Farm Machinery - 0.1%
Deere & Co. (a)	504	150,933
Agricultural Products - 0.1%
Archer-Daniels-Midland Co. (a)	1,009	78,298
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc. (a)	206	20,882
Expeditors International of Washington Inc. (a)	272	26,509
FedEx Corp. (a)	432	97,939
United Parcel Service Inc., Class B (a)	1,321	241,135
		386,465
Airlines - 0.1%
Alaska Air Group Inc. (a)(b)	252	10,093
American Airlines Group Inc. (a)(b)	1,294	16,408
Delta Air Lines Inc. (a)(b)	1,200	34,764
Southwest Airlines Co. (a)(b)	962	34,747
United Airlines Holdings Inc. (a)(b)	536	18,985
		114,997
	Number of Shares	Fair Value
Alternative Carriers - 0.0%*
Lumen Technologies Inc. (a)	1,474	$ 16,081
Apparel Retail - 0.1%
Ross Stores Inc. (a)	645	45,298
The TJX Companies Inc. (a)	2,129	118,905
		164,203
Apparel, Accessories & Luxury Goods - 0.0%*
PVH Corp. (a)	134	7,624
Ralph Lauren Corp. (a)	75	6,724
Tapestry Inc. (a)	536	16,359
VF Corp. (a)	524	23,145
		53,852
Application Software - 0.7%
Adobe Inc. (a)(b)	849	310,785
ANSYS Inc. (a)(b)	141	33,740
Autodesk Inc. (a)(b)	396	68,096
Cadence Design Systems Inc. (a)(b)	501	75,165
Ceridian HCM Holding Inc. (b)	264	12,429
Citrix Systems Inc. (a)	197	19,143
Intuit Inc. (a)	509	196,189
Paycom Software Inc. (a)(b)	77	21,569
PTC Inc. (b)	200	21,268
Roper Technologies Inc. (a)	193	76,168
salesforce.com Inc. (a)(b)	1,785	294,596
Synopsys Inc. (a)(b)	278	84,429
Tyler Technologies Inc. (a)(b)	78	25,933
		1,239,510
Asset Management & Custody Banks - 0.2%
Ameriprise Financial Inc. (a)	202	48,011
BlackRock Inc. (a)	257	156,523
Franklin Resources Inc. (a)	492	11,469
Invesco Ltd. (a)	609	9,823
Northern Trust Corp. (a)	336	32,417
State Street Corp. (a)(c)	675	41,614
T Rowe Price Group Inc. (a)	417	47,375
The Bank of New York Mellon Corp. (a)	1,295	54,015
		401,247
Auto Parts & Equipment - 0.0%*
BorgWarner Inc. (a)	439	14,649
Automobile Manufacturers - 0.7%
Ford Motor Co. (a)	7,215	80,303

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	15

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
General Motors Co. (a)(b)	2,633	$ 83,624
Tesla Inc. (a)(b)	1,498	1,008,783
		1,172,710
Automotive Retail - 0.1%
Advance Auto Parts Inc. (a)	98	16,963
AutoZone Inc. (a)(b)	34	73,070
CarMax Inc. (a)(b)	259	23,434
O'Reilly Automotive Inc. (a)(b)	119	75,180
		188,647
Biotechnology - 0.7%
AbbVie Inc. (a)	3,171	485,670
Amgen Inc. (a)	961	233,811
Biogen Inc. (a)(b)	268	54,656
Gilead Sciences Inc. (a)	2,276	140,680
Incyte Corp. (a)(b)	299	22,715
Moderna Inc. (b)	628	89,710
Regeneron Pharmaceuticals Inc. (a)(b)	195	115,270
Vertex Pharmaceuticals Inc. (a)(b)	462	130,187
		1,272,699
Brewers - 0.0%*
Molson Coors Beverage Co., Class B (a)	381	20,768
Broadcasting - 0.0%*
Fox Corp., Class A (a)	597	19,199
Fox Corp., Class B (a)	283	8,405
Paramount Global, Class B (a)	1,004	24,779
		52,383
Building Products - 0.1%
A O Smith Corp. (a)	200	10,936
Carrier Global Corp. (a)	1,413	50,388
Fortune Brands Home & Security Inc. (a)	238	14,251
Johnson Controls International PLC (a)	1,185	56,738
Masco Corp. (a)	373	18,874
		151,187
Cable & Satellite - 0.2%
Charter Communications Inc., Class A (a)(b)	210	98,391
Comcast Corp., Class A (a)	8,025	314,901
	Number of Shares	Fair Value
DISH Network Corp., Class A (a)(b)	432	$ 7,746
		421,038
Casinos & Gaming - 0.0%*
Caesars Entertainment Inc. (a)(b)	382	14,631
Las Vegas Sands Corp. (a)(b)	671	22,539
MGM Resorts International (a)	720	20,844
Penn National Gaming Inc. (a)(b)	300	9,126
Wynn Resorts Ltd. (a)(b)	178	10,142
		77,282
Commodity Chemicals - 0.1%
Dow Inc. (a)	1,322	68,229
LyondellBasell Industries N.V., Class A (a)	429	37,520
		105,749
Communications Equipment - 0.3%
Arista Networks Inc. (a)(b)	415	38,902
Cisco Systems Inc. (a)	7,413	316,090
F5 Inc. (a)(b)	117	17,906
Juniper Networks Inc. (a)	645	18,383
Motorola Solutions Inc. (a)	305	63,928
		455,209
Computer & Electronics Retail - 0.0%*
Best Buy Company Inc. (a)	346	22,556
Construction & Engineering - 0.0%*
Quanta Services Inc. (a)	229	28,703
Construction Machinery & Heavy Trucks - 0.2%
Caterpillar Inc. (a)	961	171,788
Cummins Inc. (a)	259	50,124
PACCAR Inc. (a)	637	52,451
Westinghouse Air Brake Technologies Corp. (a)	299	24,542
		298,905
Construction Materials - 0.0%*
Martin Marietta Materials Inc. (a)	101	30,223
Vulcan Materials Co. (a)	215	30,552
		60,775

See Notes to Schedules of Investments and Notes to Financial Statements.
16	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Consumer Finance - 0.2%
American Express Co. (a)	1,100	$ 152,482
Capital One Financial Corp. (a)	682	71,057
Discover Financial Services (a)	470	44,453
Synchrony Financial (a)	803	22,179
		290,171
Copper - 0.0%*
Freeport-McMoRan Inc. (a)	2,627	76,866
Data Processing & Outsourced Services - 1.0%
Automatic Data Processing Inc. (a)	753	158,160
Broadridge Financial Solutions Inc. (a)	186	26,514
Fidelity National Information Services Inc. (a)	1,106	101,387
Fiserv Inc. (a)(b)	1,054	93,774
FleetCor Technologies Inc. (a)(b)	131	27,525
Global Payments Inc. (a)	514	56,869
Jack Henry & Associates Inc. (a)	115	20,702
Mastercard Inc., Class A (a)	1,541	486,155
Paychex Inc. (a)	585	66,614
PayPal Holdings Inc. (a)(b)	2,089	145,896
Visa Inc., Class A (a)	2,952	581,219
		1,764,815
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B (a)	362	25,398
Constellation Brands Inc., Class A (a)	296	68,986
		94,384
Distributors - 0.0%*
Genuine Parts Co. (a)	230	30,590
LKQ Corp. (a)	436	21,403
Pool Corp. (a)	64	22,479
		74,472
Diversified Banks - 0.9%
Bank of America Corp. (a)	12,691	395,071
Citigroup Inc. (a)	3,514	161,609
JPMorgan Chase & Co. (a)	5,268	593,230
U.S. Bancorp (a)	2,453	112,887
	Number of Shares	Fair Value
Wells Fargo & Co. (a)	6,832	$ 267,609
		1,530,406
Diversified Support Services - 0.1%
Cintas Corp. (a)	159	59,391
Copart Inc. (a)(b)	393	42,704
		102,095
Drug Retail - 0.0%*
Walgreens Boots Alliance Inc. (a)	1,287	48,777
Electric Utilities - 0.6%
Alliant Energy Corp. (a)	434	25,437
American Electric Power Company Inc. (a)	932	89,416
Constellation Energy Corp.	574	32,867
Duke Energy Corp. (a)	1,389	148,915
Edison International (a)	643	40,663
Entergy Corp. (a)	375	42,240
Evergy Inc. (a)	366	23,882
Eversource Energy (a)	631	53,301
Exelon Corp. (a)	1,723	78,086
FirstEnergy Corp. (a)	962	36,931
NextEra Energy Inc. (a)	3,532	273,589
NRG Energy Inc. (a)	455	17,367
Pinnacle West Capital Corp. (a)	200	14,624
PPL Corp. (a)	1,255	34,048
The Southern Co. (a)	1,906	135,917
Xcel Energy Inc. (a)	966	68,354
		1,115,637
Electrical Components & Equipment - 0.2%
AMETEK Inc. (a)	424	46,593
Eaton Corporation PLC (a)	723	91,091
Emerson Electric Co. (a)	1,089	86,619
Generac Holdings Inc. (a)(b)	101	21,269
Rockwell Automation Inc. (a)	214	42,652
		288,224
Electronic Components - 0.1%
Amphenol Corp., Class A (a)	1,087	69,981
Corning Inc. (a)	1,440	45,374
		115,355
Electronic Equipment & Instruments - 0.1%
Keysight Technologies Inc. (a)(b)	334	46,042

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	17

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Teledyne Technologies Inc. (a)(b)	75	$ 28,133
Trimble Inc. (a)(b)	400	23,292
Zebra Technologies Corp., Class A (a)(b)	85	24,986
		122,453
Environmental & Facilities Services - 0.1%
Republic Services Inc. (a)	382	49,992
Rollins Inc. (a)	425	14,841
Waste Management Inc. (a)	692	105,862
		170,695
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings Inc. (a)	401	34,378
Corteva Inc. (a)	1,282	69,407
FMC Corp. (a)	241	25,789
The Mosaic Co. (a)	630	29,755
		159,329
Financial Exchanges & Data - 0.4%
Cboe Global Markets Inc. (a)	168	19,016
CME Group Inc. (a)	649	132,850
FactSet Research Systems Inc.	60	23,074
Intercontinental Exchange Inc. (a)	1,011	95,074
MarketAxess Holdings Inc. (a)	67	17,153
Moody's Corp. (a)	292	79,415
MSCI Inc. (a)	148	60,998
Nasdaq Inc. (a)	188	28,678
S&P Global Inc. (a)	625	210,663
		666,921
Food Distributors - 0.1%
Sysco Corp. (a)	928	78,611
Food Retail - 0.0%*
The Kroger Co. (a)	1,181	55,897
Footwear - 0.1%
NIKE Inc., Class B (a)	2,282	233,220
Gas Utilities - 0.0%*
Atmos Energy Corp. (a)	216	24,214
General Merchandise Stores - 0.2%
Dollar General Corp. (a)	414	101,612
Dollar Tree Inc. (a)(b)	410	63,899
	Number of Shares	Fair Value
Target Corp. (a)	836	$ 118,068
		283,579
Gold - 0.1%
Newmont Corp. (a)	1,455	86,820
Health Care REITs - 0.1%
Healthpeak Properties Inc. (a)	827	21,427
Ventas Inc. (a)	718	36,927
Welltower Inc. (a)	776	63,904
		122,258
Healthcare Distributors - 0.1%
AmerisourceBergen Corp. (a)	278	39,331
Cardinal Health Inc. (a)	500	26,135
Henry Schein Inc. (a)(b)	264	20,259
McKesson Corp. (a)	264	86,120
		171,845
Healthcare Equipment - 0.7%
Abbott Laboratories (a)	3,146	341,813
ABIOMED Inc. (a)(b)	80	19,801
Baxter International Inc. (a)	919	59,027
Becton Dickinson & Co. (a)	515	126,963
Boston Scientific Corp. (a)(b)	2,599	96,865
Dexcom Inc. (a)(b)	718	53,513
Edwards Lifesciences Corp. (a)(b)	1,125	106,976
Hologic Inc. (a)(b)	402	27,859
IDEXX Laboratories Inc. (a)(b)	154	54,012
Intuitive Surgical Inc. (a)(b)	648	130,060
ResMed Inc. (a)	267	55,971
STERIS PLC (a)	162	33,396
Stryker Corp. (a)	608	120,950
Teleflex Inc. (a)	88	21,635
Zimmer Biomet Holdings Inc. (a)	386	40,553
		1,289,394
Healthcare Facilities - 0.1%
HCA Healthcare Inc. (a)	394	66,216
Universal Health Services Inc., Class B (a)	112	11,279
		77,495
Healthcare Services - 0.3%
Cigna Corp. (a)	572	150,733
CVS Health Corp. (a)	2,360	218,678
DaVita Inc. (a)(b)	138	11,035

See Notes to Schedules of Investments and Notes to Financial Statements.
18	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Laboratory Corporation of America Holdings (a)	151	$ 35,388
Quest Diagnostics Inc. (a)	189	25,133
		440,967
Healthcare Supplies - 0.0%*
Align Technology Inc. (a)(b)	118	27,927
DENTSPLY SIRONA Inc. (a)	453	16,186
The Cooper Companies Inc. (a)	79	24,736
		68,849
Home Building - 0.1%
D.R. Horton Inc. (a)	609	40,310
Lennar Corp., Class A (a)	409	28,863
NVR Inc. (a)(b)	6	24,025
PulteGroup Inc. (a)	399	15,812
		109,010
Home Furnishings - 0.0%*
Mohawk Industries Inc. (a)(b)	83	10,299
Home Improvement Retail - 0.4%
Lowe's Companies Inc. (a)	1,190	207,857
The Home Depot Inc. (a)	1,854	508,497
		716,354
Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts Inc. (a)	1,133	17,765
Hotels, Resorts & Cruise Lines - 0.2%
Booking Holdings Inc. (a)(b)	73	127,676
Carnival Corp. (a)(b)	1,199	10,371
Expedia Group Inc. (a)(b)	242	22,949
Hilton Worldwide Holdings Inc. (a)	509	56,723
Marriott International Inc., Class A (a)	501	68,141
Norwegian Cruise Line Holdings Ltd. (a)(b)	948	10,542
Royal Caribbean Cruises Ltd. (a)(b)	348	12,149
		308,551
Household Appliances - 0.0%*
Whirlpool Corp. (a)	93	14,403
Household Products - 0.5%
Church & Dwight Company Inc. (a)	455	42,160
	Number of Shares	Fair Value
Colgate-Palmolive Co. (a)	1,515	$ 121,412
Kimberly-Clark Corp. (a)	612	82,712
The Clorox Co. (a)	197	27,773
The Procter & Gamble Co. (a)	4,304	618,872
		892,929
Housewares & Specialties - 0.0%*
Newell Brands Inc. (a)	612	11,652
Human Resource & Employment Services - 0.0%*
Robert Half International Inc. (a)	209	15,652
Hypermarkets & Super Centers - 0.4%
Costco Wholesale Corp. (a)	796	381,507
Walmart Inc. (a)	2,523	306,746
		688,253
Independent Power Producers & Energy Traders - 0.0%*
The AES Corp. (a)	1,024	21,514
Industrial Conglomerates - 0.3%
3M Co. (a)	1,028	133,033
General Electric Co.	1,995	127,022
Honeywell International Inc. (a)	1,225	212,917
		472,972
Industrial Gases - 0.1%
Air Products & Chemicals Inc. (a)	402	96,673
Industrial Machinery - 0.2%
Dover Corp. (a)	232	28,146
Fortive Corp. (a)	580	31,540
IDEX Corp. (a)	121	21,977
Illinois Tool Works Inc. (a)	514	93,676
Ingersoll Rand Inc. (a)	659	27,731
Nordson Corp.	100	20,244
Otis Worldwide Corp. (a)	756	53,427
Parker-Hannifin Corp. (a)	235	57,822
Snap-on Inc. (a)	84	16,551
Stanley Black & Decker Inc. (a)	263	27,578
Xylem Inc. (a)	287	22,438
		401,130
Industrial REITs - 0.1%
Duke Realty Corp. (a)	705	38,740

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	19

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Prologis Inc. (a)	1,335	$ 157,062
		195,802
Insurance Brokers - 0.2%
Aon PLC, Class A (a)	385	103,827
Arthur J Gallagher & Co. (a)	383	62,444
Brown & Brown Inc.	400	23,336
Marsh & McLennan Companies Inc. (a)	906	140,657
		330,264
Integrated Oil & Gas - 0.7%
Chevron Corp. (a)	3,526	510,494
Exxon Mobil Corp. (a)	7,555	647,010
Occidental Petroleum Corp. (a)	1,614	95,033
		1,252,537
Integrated Telecommunication Services - 0.4%
AT&T Inc. (a)	12,903	270,447
Verizon Communications Inc. (a)	7,550	383,162
		653,609
Interactive Home Entertainment - 0.1%
Activision Blizzard Inc. (a)	1,415	110,172
Electronic Arts Inc. (a)	512	62,285
Take-Two Interactive Software Inc. (a)(b)	263	32,225
		204,682
Interactive Media & Services - 1.7%
Alphabet Inc., Class C (a)(b)	492	1,076,225
Alphabet Inc., Class A (a)(b)	537	1,170,263
Match Group Inc. (b)	527	36,727
Meta Platforms Inc., Class A (a)(b)	4,113	663,221
Twitter Inc. (a)(b)	1,334	49,878
		2,996,314
Internet & Direct Marketing Retail - 1.0%
Amazon.com Inc. (a)(b)	15,625	1,659,531
eBay Inc. (a)	1,021	42,545
Etsy Inc. (a)(b)	198	14,496
		1,716,572
Internet Services & Infrastructure - 0.0%*
Akamai Technologies Inc. (a)(b)	259	23,655
	Number of Shares	Fair Value
VeriSign Inc. (a)(b)	155	$ 25,936
		49,591
Investment Banking & Brokerage - 0.3%
Morgan Stanley (a)	2,451	186,423
Raymond James Financial Inc. (a)	351	31,383
The Charles Schwab Corp. (a)	2,690	169,954
The Goldman Sachs Group Inc. (a)	619	183,856
		571,616
IT Consulting & Other Services - 0.2%
Cognizant Technology Solutions Corp., Class A (a)	944	63,710
DXC Technology Co. (a)(b)	486	14,731
EPAM Systems Inc. (b)	106	31,247
Gartner Inc. (a)(b)	133	32,163
International Business Machines Corp. (a)	1,619	228,587
		370,438
Leisure Products - 0.0%*
Hasbro Inc. (a)	250	20,470
Life & Health Insurance - 0.2%
Aflac Inc. (a)	1,014	56,105
Globe Life Inc. (a)	143	13,938
Lincoln National Corp. (a)	284	13,283
MetLife Inc. (a)	1,220	76,604
Principal Financial Group Inc. (a)	390	26,048
Prudential Financial Inc. (a)	684	65,445
		251,423
Life Sciences Tools & Services - 0.6%
Agilent Technologies Inc. (a)	547	64,967
Bio-Rad Laboratories Inc., Class A (a)(b)	34	16,830
Bio-Techne Corp.	74	25,651
Charles River Laboratories International Inc. (b)	100	21,397
Danaher Corp. (a)	1,163	294,844
Illumina Inc. (a)(b)	287	52,911
IQVIA Holdings Inc. (a)(b)	344	74,645
Mettler-Toledo International Inc. (a)(b)	42	48,248
PerkinElmer Inc. (a)	203	28,871
Thermo Fisher Scientific Inc. (a)	703	381,926

See Notes to Schedules of Investments and Notes to Financial Statements.
20	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Waters Corp. (a)(b)	99	$ 32,767
West Pharmaceutical Services Inc. (a)	136	41,122
		1,084,179
Managed Healthcare - 0.8%
Centene Corp. (a)(b)	1,061	89,771
Elevance Health Inc. (a)	434	209,440
Humana Inc. (a)	229	107,188
Molina Healthcare Inc. (b)	93	26,004
UnitedHealth Group Inc. (a)	1,682	863,925
		1,296,328
Metal & Glass Containers - 0.0%*
Ball Corp. (a)	525	36,104
Movies & Entertainment - 0.3%
Live Nation Entertainment Inc. (a)(b)	247	20,397
Netflix Inc. (a)(b)	802	140,246
The Walt Disney Co. (a)(b)	3,273	308,971
Warner Bros Discovery Inc. (b)	4,072	54,646
		524,260
Multi-Line Insurance - 0.1%
American International Group Inc. (a)	1,382	70,662
Assurant Inc. (a)	90	15,556
The Hartford Financial Services Group Inc. (a)	558	36,510
		122,728
Multi-Sector Holdings - 0.5%
Berkshire Hathaway Inc., Class B (a)(b)	3,229	881,582
Multi-Utilities - 0.3%
Ameren Corp. (a)	476	43,012
CenterPoint Energy Inc. (a)	1,040	30,763
CMS Energy Corp. (a)	465	31,388
Consolidated Edison Inc. (a)	647	61,530
Dominion Energy Inc. (a)	1,467	117,081
DTE Energy Co. (a)	356	45,123
NiSource Inc. (a)	792	23,356
Public Service Enterprise Group Inc. (a)	908	57,458
Sempra Energy (a)	571	85,804
WEC Energy Group Inc. (a)	577	58,069
		553,584
	Number of Shares	Fair Value
Office REITs - 0.0%*
Alexandria Real Estate Equities Inc. (a)	274	$ 39,738
Boston Properties Inc. (a)	225	20,021
Vornado Realty Trust (a)	312	8,920
		68,679
Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co. (a)	1,715	49,512
Halliburton Co. (a)	1,663	52,152
Schlumberger N.V. (a)	2,550	91,188
		192,852
Oil & Gas Exploration & Production - 0.4%
APA Corp. (a)	621	21,673
ConocoPhillips (a)	2,340	210,155
Coterra Energy Inc. (a)	1,495	38,556
Devon Energy Corp. (a)	1,086	59,849
Diamondback Energy Inc. (a)	277	33,559
EOG Resources Inc. (a)	1,059	116,956
Hess Corp. (a)	489	51,805
Marathon Oil Corp. (a)	1,299	29,201
Pioneer Natural Resources Co. (a)	408	91,017
		652,771
Oil & Gas Refining & Marketing - 0.1%
Marathon Petroleum Corp. (a)	968	79,579
Phillips 66 (a)	875	71,741
Valero Energy Corp. (a)	742	78,860
		230,180
Oil & Gas Storage & Transportation - 0.1%
Kinder Morgan Inc. (a)	3,604	60,403
ONEOK Inc. (a)	821	45,565
The Williams Companies Inc. (a)	2,231	69,630
		175,598
Packaged Foods & Meats - 0.3%
Campbell Soup Co. (a)	313	15,040
Conagra Brands Inc. (a)	926	31,706
General Mills Inc. (a)	1,064	80,279
Hormel Foods Corp. (a)	517	24,485
Kellogg Co. (a)	438	31,247
Lamb Weston Holdings Inc. (a)	262	18,722
McCormick & Company Inc. (a)	461	38,378

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	21

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Mondelez International Inc., Class A (a)	2,478	$ 153,859
The Hershey Co. (a)	267	57,448
The J M Smucker Co. (a)	172	22,018
The Kraft Heinz Co. (a)	1,263	48,171
Tyson Foods Inc., Class A (a)	507	43,632
		564,985
Paper Packaging - 0.1%
Avery Dennison Corp. (a)	132	21,367
International Paper Co. (a)	644	26,939
Packaging Corp. of America (a)	151	20,762
Sealed Air Corp. (a)	264	15,238
Westrock Co. (a)	413	16,454
		100,760
Personal Products - 0.1%
The Estee Lauder Companies Inc., Class A (a)	419	106,707
Pharmaceuticals - 1.6%
Bristol-Myers Squibb Co. (a)	3,797	292,369
Catalent Inc. (a)(b)	289	31,007
Eli Lilly & Co. (a)	1,416	459,110
Johnson & Johnson (a)	4,717	837,315
Merck & Company Inc. (a)	4,472	407,712
Organon & Co.	487	16,436
Pfizer Inc. (a)	10,039	526,345
Viatris Inc. (a)	2,287	23,945
Zoetis Inc. (a)	849	145,934
		2,740,173
Property & Casualty Insurance - 0.2%
Cincinnati Financial Corp. (a)	240	28,555
Loews Corp. (a)	311	18,430
The Allstate Corp. (a)	502	63,618
The Progressive Corp. (a)	1,058	123,014
The Travelers Companies Inc. (a)	437	73,910
W R Berkley Corp. (a)	350	23,891
		331,418
Publishing - 0.0%*
News Corp., Class A (a)	811	12,636
News Corp., Class B (a)	142	2,256
		14,892
	Number of Shares	Fair Value
Railroads - 0.3%
CSX Corp. (a)	3,949	$ 114,758
Norfolk Southern Corp. (a)	432	98,189
Union Pacific Corp. (a)	1,130	241,007
		453,954
Real Estate Services - 0.0%*
CBRE Group Inc., Class A (a)(b)	544	40,044
Regional Banks - 0.3%
Citizens Financial Group Inc. (a)	801	28,588
Comerica Inc. (a)	266	19,519
Fifth Third Bancorp (a)	1,262	42,403
First Republic Bank (a)	329	47,442
Huntington Bancshares Inc. (a)	2,334	28,078
KeyCorp (a)	1,472	25,362
M&T Bank Corp. (a)	328	52,280
Regions Financial Corp. (a)	1,497	28,069
Signature Bank	99	17,742
SVB Financial Group (a)(b)	108	42,659
The PNC Financial Services Group Inc. (a)	748	118,012
Truist Financial Corp. (a)	2,377	112,741
Zions Bancorp NA (a)	252	12,827
		575,722
Research & Consulting Services - 0.1%
Equifax Inc. (a)	225	41,126
Jacobs Engineering Group Inc. (a)	207	26,316
Leidos Holdings Inc. (a)	223	22,458
Nielsen Holdings PLC (a)	601	13,955
Verisk Analytics Inc. (a)	262	45,350
		149,205
Residential REITs - 0.1%
AvalonBay Communities Inc. (a)	256	49,728
Camden Property Trust	200	26,896
Equity Residential (a)	628	45,354
Essex Property Trust Inc. (a)	105	27,458
Mid-America Apartment Communities Inc. (a)	186	32,489
UDR Inc. (a)	517	23,803
		205,728

See Notes to Schedules of Investments and Notes to Financial Statements.
22	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Restaurants - 0.4%
Chipotle Mexican Grill Inc. (a)(b)	51	$ 66,670
Darden Restaurants Inc. (a)	203	22,963
Domino's Pizza Inc. (a)	65	25,331
McDonald's Corp. (a)	1,329	328,104
Starbucks Corp. (a)	2,069	158,051
Yum! Brands Inc. (a)	521	59,139
		660,258
Retail REITs - 0.1%
Federal Realty Investment Trust	139	13,308
Kimco Realty Corp. (a)	1,010	19,968
Realty Income Corp. (a)	1,094	74,676
Regency Centers Corp. (a)	234	13,879
Simon Property Group Inc. (a)	600	56,952
		178,783
Semiconductor Equipment - 0.2%
Applied Materials Inc. (a)	1,594	145,022
Enphase Energy Inc. (a)(b)	247	48,224
KLA Corp. (a)	271	86,471
Lam Research Corp. (a)	251	106,964
Teradyne Inc. (a)	261	23,372
		410,053
Semiconductors - 1.4%
Advanced Micro Devices Inc. (a)(b)	2,915	222,910
Analog Devices Inc. (a)	945	138,055
Broadcom Inc. (a)	733	356,099
Intel Corp. (a)	7,326	274,066
Microchip Technology Inc. (a)	1,015	58,951
Micron Technology Inc. (a)	1,944	107,464
Monolithic Power Systems Inc. (a)	70	26,883
NVIDIA Corp. (a)	4,490	680,639
ON Semiconductor Corp. (b)	800	40,248
Qorvo Inc. (a)(b)	196	18,487
QUALCOMM Inc. (a)	2,015	257,396
Skyworks Solutions Inc. (a)	263	24,364
Texas Instruments Inc. (a)	1,658	254,752
		2,460,314
Soft Drinks - 0.6%
Keurig Dr Pepper Inc.	1,300	46,007
Monster Beverage Corp. (a)(b)	677	62,758
PepsiCo Inc. (a)	2,482	413,650
	Number of Shares	Fair Value
The Coca-Cola Co. (a)	6,982	$ 439,238
		961,653
Specialized REITs - 0.5%
American Tower Corp. (a)	836	213,673
Crown Castle International Corp. (a)	782	131,673
Digital Realty Trust Inc. (a)	518	67,252
Equinix Inc. (a)	165	108,408
Extra Space Storage Inc. (a)	247	42,020
Iron Mountain Inc. (a)	505	24,588
Public Storage (a)	277	86,610
SBA Communications Corp. (a)	197	63,050
VICI Properties Inc.	1,600	47,664
Weyerhaeuser Co. (a)	1,231	40,771
		825,709
Specialty Chemicals - 0.2%
Albemarle Corp. (a)	215	44,931
Celanese Corp. (a)	173	20,347
DuPont de Nemours Inc. (a)	940	52,245
Eastman Chemical Co. (a)	205	18,403
Ecolab Inc. (a)	452	69,499
International Flavors & Fragrances Inc. (a)	466	55,510
PPG Industries Inc. (a)	433	49,509
The Sherwin-Williams Co. (a)	434	97,177
		407,621
Specialty Stores - 0.1%
Bath & Body Works Inc.	487	13,110
Tractor Supply Co. (a)	184	35,669
Ulta Beauty Inc. (a)(b)	88	33,922
		82,701
Steel - 0.0%*
Nucor Corp. (a)	445	46,462
Systems Software - 2.2%
Fortinet Inc. (a)(b)	1,213	68,631
Microsoft Corp. (a)	13,360	3,431,249
NortonLifeLock Inc. (a)	1,123	24,661
Oracle Corp. (a)	2,768	193,400
ServiceNow Inc. (a)(b)	361	171,663
		3,889,604
Technology Distributors - 0.0%*
CDW Corp. (a)	220	34,663

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	23

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals - 2.2%
Apple Inc. (a)	27,467	$ 3,755,288
Hewlett Packard Enterprise Co. (a)	2,063	27,355
HP Inc. (a)	1,779	58,316
NetApp Inc. (a)	367	23,943
Western Digital Corp. (a)(b)	544	24,388
		3,889,290
Tobacco - 0.2%
Altria Group Inc. (a)	3,263	136,295
Philip Morris International Inc. (a)	2,786	275,090
		411,385
Trading Companies & Distributors - 0.1%
Fastenal Co. (a)	987	49,271
United Rentals Inc. (a)(b)	117	28,421
WW Grainger Inc. (a)	70	31,810
		109,502
Trucking - 0.0%*
JB Hunt Transport Services Inc. (a)	133	20,944
Old Dominion Freight Line Inc. (a)	151	38,698
		59,642
Water Utilities - 0.0%*
American Water Works Company Inc. (a)	333	49,540
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc. (a)(b)	1,063	143,016
Total Common Stock (Cost $41,701,545)		55,638,709
Preferred Stock - 0.0% *
Diversified Banks - 0.0%*
Wells Fargo & Co. 5.85%, (5.85% fixed rate until 09/15/23; 3.09% + 3 month USD LIBOR thereafter) (d)	1,469	34,874
Total Preferred Stock (Cost $36,725)		34,874
Total Domestic Equity (Cost $41,738,270)		55,673,583
	Number of Shares	Fair Value
Foreign Equity - 0.8%
Common Stock - 0.8%
Auto Parts & Equipment - 0.0%*
Aptiv PLC (a)(b)	497	$ 44,268
Building Products - 0.1%
Allegion PLC (a)	139	13,608
Trane Technologies PLC (a)	428	55,584
		69,192
Consumer Electronics - 0.0%*
Garmin Ltd. (a)	243	23,875
Electronic Manufacturing Services - 0.0%*
TE Connectivity Ltd. (a)	587	66,419
Healthcare Equipment - 0.1%
Medtronic PLC (a)	2,415	216,746
Industrial Gases - 0.2%
Linde PLC (a)(b)	905	260,215
Industrial Machinery - 0.0%*
Pentair PLC (a)	253	11,580
Insurance Brokers - 0.0%*
Willis Towers Watson PLC (a)	198	39,083
IT Consulting & Other Services - 0.2%
Accenture PLC, Class A (a)	1,138	315,966
Paper Packaging - 0.0%*
Amcor PLC (a)	2,485	30,889
Property & Casualty Insurance - 0.1%
Chubb Ltd. (a)	765	150,384
Reinsurance - 0.0%*
Everest Re Group Ltd. (a)	76	21,301
Semiconductor Equipment - 0.0%*
SolarEdge Technologies Inc. (b)	100	27,368
Semiconductors - 0.1%
NXP Semiconductors N.V.	478	70,758

See Notes to Schedules of Investments and Notes to Financial Statements.
24	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals - 0.0%*
Seagate Technology Holdings PLC	323	$ 23,075
Total Common Stock (Cost $1,083,903)		1,371,119
Total Foreign Equity (Cost $1,083,903)		1,371,119
	Principal Amount
Bonds and Notes - 39.9%
U.S. Treasuries - 14.4%
U.S. Treasury Bonds
1.13% 05/15/40	$ 1,327,000	923,716
1.88% 02/15/41 - 02/15/51	2,701,000	2,076,108
2.25% 08/15/46	635,000	511,870
3.00% 08/15/48	1,656,600	1,564,969
U.S. Treasury Notes
0.25% 07/31/25	2,722,200	2,498,895
0.63% 10/15/24	1,271,000	1,204,074
0.75% 12/31/23 - 01/31/28	9,095,000	8,230,994
1.13% 01/15/25	1,270,000	1,210,965
1.25% 11/30/26	785,000	726,922
1.50% 02/29/24	762,000	744,051
1.63% 05/15/31	3,777,000	3,374,513
1.75% 01/31/29	606,000	558,846
2.88% 05/15/32	1,303,000	1,288,545
		24,914,468
Agency Mortgage Backed - 11.0%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 10/01/49	1,474,770	1,395,345
4.50% 06/01/33 - 02/01/35	1,289	1,330
5.00% 07/01/35	8,154	8,577
5.50% 01/01/38 - 04/01/39	15,341	16,394
6.00% 06/01/33 - 11/01/37	36,291	39,231
6.50% 11/01/28	433	458
7.00% 12/01/29 - 08/01/36	9,365	10,201
7.50% 09/01/33	924	985
8.00% 07/01/26 - 11/01/30	1,086	1,165
8.50% 04/01/30	2,791	3,229
Federal National Mortgage Assoc.
2.50% 02/01/51 - 03/01/51	3,438,862	3,107,841
3.00% 03/01/50	256,067	240,830
3.50% 08/01/45 - 01/01/48	605,129	590,922
4.00% 01/01/41 - 01/01/50	590,959	590,705
4.50% 07/01/33 - 12/01/48	300,346	306,022
	Principal Amount	Fair Value
5.00% 03/01/34 - 05/01/39	$ 23,702	$ 24,923
5.50% 07/01/33 - 01/01/39	51,263	54,739
6.00% 02/01/29 - 05/01/41	180,984	195,563
6.50% 07/01/29 - 08/01/36	5,296	5,606
7.00% 05/01/33 - 12/01/33	471	498
7.50% 12/01/26 - 03/01/33	2,514	2,695
8.00% 06/01/24 - 12/01/30	2,005	2,025
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
2.97% 04/01/37 (d)	377	377
Federal National Mortgage Assoc. TBA
3.00% 07/01/52 (e)	1,280,950	1,202,642
3.50% 07/01/52 (e)	1,280,950	1,233,765
4.00% 07/01/52 (e)	1,097,957	1,083,975
4.50% 07/01/52 (e)	1,250,000	1,254,625
5.00% 07/01/52 (e)	5,800,000	5,919,654
Government National Mortgage Assoc.
3.00% 12/20/42 - 05/20/45	1,433,234	1,377,976
3.50% 08/20/48	252,778	248,284
4.00% 01/20/41 - 04/20/43	122,745	124,932
4.50% 08/15/33 - 03/20/41	51,953	54,013
5.00% 08/15/33	2,903	3,040
6.00% 07/15/33 - 04/15/34	4,305	4,687
6.50% 04/15/28 - 07/15/36	6,557	7,139
7.00% 04/15/28 - 10/15/36	2,493	2,690
7.50% 07/15/23 - 04/15/28	3,857	3,962
8.00% 05/15/30	134	141
		19,121,186
Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp.
0.08% 09/25/43 (d)(f)	89,046	389
2.51% 07/25/29	224,000	211,356
4.05% 09/25/28 (d)	71,000	73,384
Federal Home Loan Mortgage Corp. REMIC
3.50% 11/15/30 (f)	4,431	71
5.50% 06/15/33 (f)	2,483	398
7.50% 07/15/27 (f)	2,016	229
Federal Home Loan Mortgage Corp. STRIPS
0.00% 08/01/27 (g)	92	86
8.00% 02/01/23 - 07/01/24 (f)	131	7

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	25

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Federal National Mortgage Assoc. REMIC
1.12% 12/25/42 (d)(f)	$ 19,264	$ 617
5.00% 09/25/40 (f)	6,807	676
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
4.38% 07/25/38 (d)(f)	3,816	419
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
4.93% 11/25/41 (d)(f)	568,109	85,111
Federal National Mortgage Assoc. STRIPS
4.50% 08/25/35 - 01/25/36 (f)	5,543	779
5.00% 03/25/38 - 05/25/38 (f)	3,410	636
5.50% 12/25/33 (f)	1,251	240
6.00% 01/25/35 (f)	3,554	627
7.50% 11/25/23 (f)	615	18
8.00% 08/25/23 - 07/25/24 (f)	241	14
		375,057
Asset Backed - 0.2%
Enterprise Fleet Financing 2019-1 LLC
3.07% 10/20/24 (h)	120,901	120,916
Ford Credit Auto Owner Trust 2020-B
0.56% 10/15/24	173,997	171,917
		292,833
Corporate Notes - 12.0%
3M Co.
3.13% 09/19/46	20,000	15,721
7-Eleven Inc.
0.80% 02/10/24 (h)	42,000	39,886
0.95% 02/10/26 (h)	101,000	89,245
Abbott Laboratories
3.75% 11/30/26	21,000	21,160
4.90% 11/30/46	17,000	17,866
AbbVie Inc.
2.60% 11/21/24	33,000	31,972
2.95% 11/21/26	220,000	208,525
3.20% 05/14/26 - 11/21/29	74,000	68,863
3.25% 10/01/22	14,000	14,000
3.75% 11/14/23	42,000	42,160
4.05% 11/21/39	10,000	8,912
	Principal Amount	Fair Value
4.25% 11/21/49	$ 28,000	$ 24,818
4.40% 11/06/42	12,000	10,910
4.63% 10/01/42	3,000	2,766
4.70% 05/14/45	4,000	3,767
4.88% 11/14/48	5,000	4,818
Advance Auto Parts Inc.
3.90% 04/15/30	72,000	65,560
Advanced Micro Devices Inc.
4.39% 06/01/52	20,000	19,456
AEP Texas Inc.
3.45% 05/15/51	34,000	26,167
Aetna Inc.
3.50% 11/15/24	15,000	14,838
Aircastle Ltd.
4.25% 06/15/26	17,000	15,659
Alexandria Real Estate Equities Inc.
1.88% 02/01/33	100,000	75,224
2.95% 03/15/34	28,000	23,280
3.55% 03/15/52	23,000	17,333
4.70% 07/01/30	8,000	7,881
Ally Financial Inc.
2.20% 11/02/28	32,000	26,075
Altria Group Inc.
3.40% 05/06/30 - 02/04/41	53,000	41,975
4.00% 02/04/61	6,000	3,961
4.25% 08/09/42	2,000	1,470
4.45% 05/06/50	7,000	5,028
4.50% 05/02/43	7,000	5,186
Amazon.com Inc.
1.50% 06/03/30	96,000	79,879
2.50% 06/03/50	35,000	24,783
2.70% 06/03/60	9,000	6,090
2.88% 05/12/41	22,000	17,641
3.15% 08/22/27	8,000	7,793
3.25% 05/12/61	14,000	10,675
4.05% 08/22/47	7,000	6,564
4.25% 08/22/57	5,000	4,695
Ameren Corp.
3.65% 02/15/26	10,000	9,822
American Campus Communities Operating Partnership LP
4.13% 07/01/24	10,000	10,039
American Electric Power Company Inc.
3.25% 03/01/50	4,000	2,881

See Notes to Schedules of Investments and Notes to Financial Statements.
26	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75% 04/01/48 (d)	$ 4,000	$ 3,591
American Tower Corp.
1.50% 01/31/28	224,000	186,216
2.90% 01/15/30	11,000	9,394
3.80% 08/15/29	32,000	29,382
American Water Capital Corp.
2.95% 09/01/27	15,000	14,094
Amgen Inc.
2.00% 01/15/32	84,000	68,347
3.00% 01/15/52	12,000	8,537
3.15% 02/21/40	20,000	15,868
3.38% 02/21/50	5,000	3,833
4.20% 02/22/52	15,000	13,160
4.66% 06/15/51	5,000	4,695
AngloGold Ashanti Holdings PLC
3.38% 11/01/28	200,000	169,984
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65% 02/01/26	3,000	2,954
4.70% 02/01/36	10,000	9,599
4.90% 02/01/46	39,000	36,784
Anheuser-Busch InBev Worldwide Inc.
3.50% 06/01/30	120,000	112,450
4.00% 04/13/28	8,000	7,901
4.35% 06/01/40	14,000	12,540
4.38% 04/15/38	23,000	21,041
4.50% 06/01/50	13,000	11,680
4.60% 04/15/48	18,000	16,207
4.75% 04/15/58	11,000	9,921
5.55% 01/23/49	21,000	21,459
Aon Corp./Aon Global Holdings PLC
2.90% 08/23/51	23,000	16,024
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95% 01/14/50 (d)(h)	23,000	19,923
Apple Inc.
2.20% 09/11/29	120,000	107,996
2.65% 02/08/51	16,000	11,825
2.80% 02/08/61	14,000	10,021
2.95% 09/11/49	9,000	7,079
	Principal Amount	Fair Value
3.35% 02/09/27	$ 8,000	$ 7,948
3.45% 02/09/45	27,000	23,526
3.85% 08/04/46	18,000	16,505
Applied Materials Inc.
4.35% 04/01/47	6,000	5,801
Aptiv PLC
4.40% 10/01/46	9,000	7,094
Archer-Daniels-Midland Co.
2.50% 08/11/26	9,000	8,619
Ares Capital Corp.
2.88% 06/15/28	36,000	28,638
3.25% 07/15/25	74,000	68,446
Arthur J Gallagher & Co.
3.50% 05/20/51	28,000	21,391
Ascension Health
4.85% 11/15/53	11,000	11,580
Astrazeneca Finance LLC
1.75% 05/28/28	157,000	138,502
AstraZeneca PLC
3.00% 05/28/51	15,000	11,920
4.00% 01/17/29	8,000	7,972
4.38% 08/17/48	6,000	5,901
AT&T Inc.
1.70% 03/25/26	100,000	91,457
2.30% 06/01/27	137,000	125,123
2.75% 06/01/31	214,000	184,937
3.85% 06/01/60	66,000	51,110
4.35% 03/01/29	39,000	38,435
4.50% 05/15/35	15,000	14,221
4.55% 03/09/49	9,000	8,183
4.75% 05/15/46	7,000	6,493
4.85% 03/01/39	16,000	15,265
Athene Holding Ltd.
4.13% 01/12/28	9,000	8,391
6.15% 04/03/30	20,000	19,970
Avangrid Inc.
3.15% 12/01/24	25,000	24,437
Bain Capital Specialty Finance Inc.
2.95% 03/10/26	43,000	38,430
Bank of America Corp.
3.25% 10/21/27	30,000	28,299
4.18% 11/25/27	24,000	23,353
4.25% 10/22/26	128,000	126,262
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09% 06/14/29 (d)	153,000	131,022

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	27

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59% 04/29/31 (d)	$ 246,000	$ 208,640
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97% 07/21/52 (d)	25,000	17,825
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (d)	42,000	39,121
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56% 04/23/27 (d)	22,000	21,100
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71% 04/24/28 (d)	29,000	27,626
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85% 03/08/37 (d)	35,000	30,312
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95% 01/23/49 (d)	19,000	16,220
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (d)	18,000	16,566
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27% 07/23/29 (d)	14,000	13,464
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30% 12/31/99 (d)	36,000	30,515
Barrick North America Finance LLC
5.70% 05/30/41	2,000	2,070
BAT Capital Corp.
2.73% 03/25/31	22,000	17,328
	Principal Amount	Fair Value
4.39% 08/15/37	$ 14,000	$ 11,126
4.54% 08/15/47	9,000	6,613
4.70% 04/02/27	196,000	191,619
4.91% 04/02/30	12,000	11,146
BAT International Finance PLC
1.67% 03/25/26	10,000	8,870
Baxter International Inc.
1.92% 02/01/27	95,000	85,079
2.27% 12/01/28	60,000	52,530
2.54% 02/01/32	27,000	22,774
3.13% 12/01/51	10,000	7,276
Baylor Scott & White Holdings
2.84% 11/15/50	5,000	3,645
Becton Dickinson & Co.
3.70% 06/06/27	21,000	20,327
4.67% 06/06/47	4,000	3,736
4.69% 12/15/44	2,000	1,853
Berkshire Hathaway Energy Co.
3.25% 04/15/28	8,000	7,602
3.70% 07/15/30	64,000	61,413
3.80% 07/15/48	8,000	6,724
4.25% 10/15/50	10,000	9,133
Berkshire Hathaway Finance Corp.
2.85% 10/15/50	15,000	10,821
3.85% 03/15/52	35,000	29,954
4.25% 01/15/49	21,000	19,418
Berkshire Hathaway Inc.
4.50% 02/11/43	4,000	3,820
Berry Global Inc.
4.88% 07/15/26 (h)	32,000	30,558
BHP Billiton Finance USA Ltd.
5.00% 09/30/43	3,000	3,087
Biogen Inc.
2.25% 05/01/30	8,000	6,560
Block Financial LLC
2.50% 07/15/28	22,000	19,114
3.88% 08/15/30	7,000	6,352
Boardwalk Pipelines LP
4.80% 05/03/29	11,000	10,676
Boston Scientific Corp.
4.70% 03/01/49	3,000	2,867
BP Capital Markets America Inc.
3.00% 02/24/50	18,000	13,098
3.38% 02/08/61	41,000	30,377

See Notes to Schedules of Investments and Notes to Financial Statements.
28	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38% 12/31/99 (d)	$ 36,000	$ 33,993
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88% 12/31/99 (d)	28,000	24,500
Bristol-Myers Squibb Co.
1.45% 11/13/30	140,000	114,983
2.35% 11/13/40	8,000	5,933
2.95% 03/15/32	25,000	22,948
3.20% 06/15/26	6,000	5,922
3.40% 07/26/29	4,000	3,864
3.55% 03/15/42	10,000	8,772
4.13% 06/15/39	10,000	9,566
4.25% 10/26/49	10,000	9,396
4.35% 11/15/47	3,000	2,859
4.55% 02/20/48	4,000	3,924
Brixmor Operating Partnership LP
2.25% 04/01/28	39,000	33,461
3.90% 03/15/27	8,000	7,661
Broadcom Inc.
3.19% 11/15/36 (h)	3,000	2,279
3.42% 04/15/33 (h)	14,000	11,573
3.47% 04/15/34 (h)	22,000	17,844
4.15% 11/15/30	23,000	21,091
4.30% 11/15/32	10,000	9,097
4.93% 05/15/37 (h)	29,000	26,048
Brown-Forman Corp.
4.00% 04/15/38	3,000	2,715
Brunswick Corp.
2.40% 08/18/31	90,000	66,652
Bunge Limited Finance Corp.
3.75% 09/25/27	5,000	4,809
Burlington Northern Santa Fe LLC
4.15% 12/15/48	9,000	8,286
4.55% 09/01/44	16,000	15,386
Cameron LNG LLC
3.30% 01/15/35 (h)	7,000	5,989
Canadian Natural Resources Ltd.
3.85% 06/01/27	11,000	10,565
4.95% 06/01/47	10,000	9,513
Canadian Pacific Railway Co.
1.75% 12/02/26	36,000	32,595
	Principal Amount	Fair Value
2.45% 12/02/31	$ 31,000	$ 26,596
3.00% 12/02/41	13,000	10,217
3.10% 12/02/51	13,000	9,578
Capital One Financial Corp.
3.75% 07/28/26	26,000	24,877
Cardinal Health Inc.
3.08% 06/15/24	8,000	7,869
Carlisle Companies Inc.
2.20% 03/01/32	47,000	36,788
Carrier Global Corp.
2.72% 02/15/30	28,000	24,200
3.58% 04/05/50	10,000	7,589
Caterpillar Inc.
3.25% 09/19/49 - 04/09/50	29,000	23,940
Cenovus Energy Inc.
2.65% 01/15/32	14,000	11,595
3.75% 02/15/52	17,000	12,930
Centene Corp.
3.00% 10/15/30	16,000	13,261
3.38% 02/15/30	68,000	57,669
4.25% 12/15/27	112,000	104,581
CenterPoint Energy Inc.
2.65% 06/01/31	28,000	23,879
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 06/01/41	69,000	48,566
3.70% 04/01/51	41,000	27,855
4.80% 03/01/50	34,000	26,937
5.05% 03/30/29	25,000	24,109
5.75% 04/01/48	16,000	14,388
Cheniere Corpus Christi Holdings LLC
5.88% 03/31/25	91,000	93,149
7.00% 06/30/24	101,000	104,745
Chevron Corp.
2.24% 05/11/30	7,000	6,159
3.08% 05/11/50	8,000	6,372
Chevron USA Inc.
3.85% 01/15/28	26,000	25,864
3.90% 11/15/24	11,000	11,106
Choice Hotels International Inc.
3.70% 01/15/31	14,000	12,292
Chubb INA Holdings Inc.
4.35% 11/03/45	8,000	7,541
Church & Dwight Company Inc.
2.30% 12/15/31	16,000	13,499

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	29

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Cigna Corp.
2.40% 03/15/30	$ 11,000	$ 9,445
3.25% 04/15/25	11,000	10,792
3.40% 03/01/27 - 03/15/51	31,000	26,125
3.75% 07/15/23	6,000	6,007
3.88% 10/15/47	5,000	4,117
4.13% 11/15/25	21,000	21,056
4.38% 10/15/28	8,000	7,927
4.80% 08/15/38	8,000	7,790
4.90% 12/15/48	5,000	4,800
Cintas Corp. No 2
4.00% 05/01/32	52,000	51,104
Cisco Systems Inc.
5.90% 02/15/39	8,000	9,107
Citigroup Inc.
4.45% 09/29/27	16,000	15,731
4.65% 07/23/48	18,000	16,745
Citigroup Inc. (0.98% fixed rate until 05/01/24; 0.67% + SOFR thereafter)
0.98% 05/01/25 (d)	29,000	27,172
Citigroup Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56% 05/01/32 (d)	191,000	157,529
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88% 07/24/23 (d)	127,000	126,939
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (d)	53,000	46,252
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88% 01/24/39 (d)	10,000	8,655
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70% 12/31/99 (d)	22,000	18,173
CME Group Inc.
2.65% 03/15/32	20,000	17,662
3.75% 06/15/28	9,000	8,875
CMS Energy Corp.
4.88% 03/01/44	15,000	14,291
CNA Financial Corp.
3.45% 08/15/27	7,000	6,621
3.90% 05/01/29	11,000	10,341
	Principal Amount	Fair Value
CNH Industrial Capital LLC
1.95% 07/02/23	$ 33,000	$ 32,252
Comcast Corp.
2.65% 08/15/62	9,000	5,792
2.80% 01/15/51	9,000	6,361
2.89% 11/01/51	11,000	7,867
2.94% 11/01/56	9,000	6,246
2.99% 11/01/63	9,000	6,149
3.20% 07/15/36	10,000	8,483
3.25% 11/01/39	20,000	16,440
3.97% 11/01/47	33,000	28,539
4.15% 10/15/28	4,000	3,990
CommonSpirit Health
4.35% 11/01/42	24,000	21,522
Conagra Brands Inc.
5.30% 11/01/38	7,000	6,611
5.40% 11/01/48	7,000	6,616
ConocoPhillips Co.
4.30% 11/15/44	11,000	10,110
Consolidated Edison Company of New York Inc.
2.90% 12/01/26	18,000	17,048
3.35% 04/01/30	6,000	5,588
3.88% 06/15/47	8,000	6,698
3.95% 04/01/50	9,000	7,845
Constellation Brands Inc.
3.15% 08/01/29	34,000	30,626
3.70% 12/06/26	28,000	27,273
4.50% 05/09/47	9,000	7,995
Continental Resources Inc.
2.88% 04/01/32 (h)	27,000	21,116
3.80% 06/01/24	146,000	144,632
4.50% 04/15/23	86,000	86,307
Corebridge Financial Inc.
3.90% 04/05/32 (h)	120,000	107,681
Corning Inc.
4.38% 11/15/57	7,000	5,756
Corporate Office Properties LP
2.00% 01/15/29	33,000	26,613
2.25% 03/15/26	16,000	14,496
2.75% 04/15/31	13,000	10,546
Crown Castle International Corp.
2.90% 03/15/27	60,000	55,518
3.30% 07/01/30	139,000	122,658
4.15% 07/01/50	16,000	13,226
5.20% 02/15/49	8,000	7,685

See Notes to Schedules of Investments and Notes to Financial Statements.
30	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
CSL Finance PLC
4.25% 04/27/32 (h)	$ 35,000	$ 34,222
CSX Corp.
4.50% 03/15/49 - 08/01/54	26,000	24,137
CubeSmart LP
2.50% 02/15/32	36,000	29,240
4.38% 02/15/29	16,000	15,430
Cummins Inc.
1.50% 09/01/30	14,000	11,348
2.60% 09/01/50	14,000	9,582
CVS Health Corp.
3.00% 08/15/26	13,000	12,456
3.25% 08/15/29	11,000	10,046
3.63% 04/01/27	11,000	10,713
3.75% 04/01/30	10,000	9,355
3.88% 07/20/25	10,000	9,960
4.25% 04/01/50	9,000	7,738
4.30% 03/25/28	204,000	201,978
4.78% 03/25/38	15,000	14,198
5.00% 12/01/24	15,000	15,323
5.13% 07/20/45	6,000	5,792
5.30% 12/05/43	12,000	11,912
Daimler Trucks Finance North America LLC
2.00% 12/14/26 (h)	150,000	134,714
Danaher Corp.
2.80% 12/10/51	48,000	34,577
Dell International LLC/EMC Corp.
4.00% 07/15/24	20,000	19,944
5.45% 06/15/23	3,000	3,035
6.02% 06/15/26	5,000	5,186
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31% 11/16/27 (d)	150,000	129,404
Devon Energy Corp.
5.00% 06/15/45	4,000	3,715
DH Europe Finance II SARL
2.60% 11/15/29	11,000	9,852
3.25% 11/15/39	8,000	6,637
3.40% 11/15/49	5,000	4,041
Diamondback Energy Inc.
3.13% 03/24/31	19,000	16,550
3.25% 12/01/26	10,000	9,760
3.50% 12/01/29	10,000	9,162
4.40% 03/24/51	11,000	9,404
Digital Realty Trust LP
3.60% 07/01/29	24,000	21,747
	Principal Amount	Fair Value
Discovery Communications LLC
2.95% 03/20/23	$ 24,000	$ 23,851
3.95% 03/20/28	23,000	21,509
4.95% 05/15/42	4,000	3,398
5.00% 09/20/37	6,000	5,396
Dollar General Corp.
3.50% 04/03/30	40,000	36,856
4.13% 04/03/50	10,000	8,393
Dollar Tree Inc.
4.00% 05/15/25	86,000	85,685
Dominion Energy Inc.
3.07% 08/15/24 (i)	19,000	18,555
3.38% 04/01/30	19,000	17,375
Dover Corp.
2.95% 11/04/29	14,000	12,728
DTE Energy Co.
2.85% 10/01/26	24,000	22,702
Duke Energy Carolinas LLC
3.95% 03/15/48	8,000	7,045
Duke Energy Corp.
2.55% 06/15/31	28,000	23,279
3.30% 06/15/41	35,000	27,097
3.50% 06/15/51	35,000	26,399
3.75% 09/01/46	53,000	41,800
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88% 12/31/99 (d)	40,000	36,434
Duke Energy Progress LLC
4.15% 12/01/44	17,000	15,229
Duke Realty LP
3.05% 03/01/50	6,000	4,431
3.25% 06/30/26	8,000	7,697
DuPont de Nemours Inc.
5.42% 11/15/48	7,000	6,958
Duquesne Light Holdings Inc.
3.62% 08/01/27 (h)	16,000	14,854
Eastman Chemical Co.
4.65% 10/15/44	11,000	9,541
Eaton Corp.
3.10% 09/15/27	8,000	7,641
Ecolab Inc.
1.30% 01/30/31	14,000	11,224
Edison International
4.95% 04/15/25	37,000	37,124
5.75% 06/15/27	7,000	7,118
EI du Pont de Nemours & Co.
2.30% 07/15/30	39,000	33,772

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	31

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Elevance Health Inc.
2.88% 09/15/29	$ 120,000	$ 108,151
3.30% 01/15/23	13,000	13,000
3.60% 03/15/51	10,000	8,105
3.70% 09/15/49	9,000	7,451
Emera US Finance LP
2.64% 06/15/31	33,000	27,339
Emerson Electric Co.
1.80% 10/15/27	49,000	43,898
2.75% 10/15/50	8,000	5,767
Empower Finance 2020 LP
1.36% 09/17/27 (h)	24,000	20,642
1.78% 03/17/31 (h)	35,000	28,070
Enbridge Energy Partners LP
5.50% 09/15/40	4,000	3,989
Enbridge Inc.
1.60% 10/04/26	81,000	72,152
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75% 07/15/80 (d)	52,000	47,446
Energy Transfer LP
4.25% 03/15/23	13,000	12,985
4.50% 04/15/24	23,000	23,023
4.95% 06/15/28	9,000	8,868
5.30% 04/01/44 - 04/15/47	22,000	19,052
5.35% 05/15/45	21,000	18,372
6.13% 12/15/45	5,000	4,791
6.50% 02/01/42	9,000	9,023
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75% 12/31/99 (d)	85,000	70,983
Energy Transfer LP/Regency Energy Finance Corp.
4.50% 11/01/23	11,000	11,044
Enstar Group Ltd.
3.10% 09/01/31	22,000	17,440
Enterprise Products Operating LLC
4.25% 02/15/48	27,000	22,757
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25% 08/16/77 (d)	7,000	5,882
EOG Resources Inc.
4.15% 01/15/26	4,000	4,035
	Principal Amount	Fair Value
4.95% 04/15/50	$ 8,000	$ 8,272
5.10% 01/15/36	8,000	7,999
Equinix Inc.
1.25% 07/15/25	14,000	12,725
2.15% 07/15/30	19,000	15,429
ERP Operating LP
4.50% 07/01/44	9,000	8,562
Everest Reinsurance Holdings Inc.
3.13% 10/15/52	26,000	18,115
Eversource Energy
3.45% 01/15/50	14,000	10,811
Exelon Corp.
4.05% 04/15/30	20,000	19,193
4.45% 04/15/46	11,000	9,926
4.70% 04/15/50	11,000	10,259
Extra Space Storage LP
3.90% 04/01/29	15,000	14,068
Exxon Mobil Corp.
2.61% 10/15/30	61,000	54,823
3.45% 04/15/51	12,000	9,853
FedEx Corp.
4.10% 02/01/45	38,000	31,909
Fidelity National Financial Inc.
3.20% 09/17/51	23,000	14,629
Fidelity National Information Services Inc.
1.65% 03/01/28	18,000	15,376
3.10% 03/01/41	6,000	4,388
FirstEnergy Transmission LLC
4.55% 04/01/49 (h)	23,000	18,716
Fiserv Inc.
3.50% 07/01/29	44,000	40,133
4.40% 07/01/49	6,000	5,171
Florida Power & Light Co.
2.85% 04/01/25	38,000	37,380
4.13% 02/01/42	11,000	10,358
Flowers Foods Inc.
2.40% 03/15/31	18,000	14,737
Flowserve Corp.
2.80% 01/15/32	24,000	18,648
Ford Motor Co.
4.35% 12/08/26	38,000	35,151
Fox Corp.
3.50% 04/08/30	30,000	27,227
Freeport-McMoRan Inc.
4.25% 03/01/30	31,000	28,427
GA Global Funding Trust
1.63% 01/15/26 (h)	28,000	25,215

See Notes to Schedules of Investments and Notes to Financial Statements.
32	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
General Mills Inc.
3.00% 02/01/51	$ 20,000	$ 14,515
General Motors Co.
5.20% 04/01/45	3,000	2,527
5.40% 10/02/23 - 04/01/48	13,000	12,082
6.13% 10/01/25	70,000	72,382
6.80% 10/01/27	9,000	9,466
General Motors Financial Company Inc.
1.25% 01/08/26	138,000	121,292
2.35% 01/08/31	14,000	10,874
5.25% 03/01/26	37,000	37,062
Genuine Parts Co.
2.75% 02/01/32	19,000	15,734
Georgia-Pacific LLC
1.75% 09/30/25 (h)	34,000	31,517
3.60% 03/01/25 (h)	89,000	88,558
Gilead Sciences Inc.
2.60% 10/01/40	10,000	7,336
2.80% 10/01/50	15,000	10,497
2.95% 03/01/27	3,000	2,840
3.50% 02/01/25	10,000	9,889
3.65% 03/01/26	8,000	7,881
4.15% 03/01/47	9,000	7,941
GlaxoSmithKline Capital Inc.
3.38% 05/15/23	17,000	17,072
3.63% 05/15/25	17,000	17,047
GlaxoSmithKline Capital PLC
3.38% 06/01/29	14,000	13,500
Glencore Funding LLC
3.88% 04/27/51 (h)	5,000	3,755
Graphic Packaging International LLC
1.51% 04/15/26 (h)	33,000	29,565
Gray Oak Pipeline LLC
2.00% 09/15/23 (h)	59,000	57,338
2.60% 10/15/25 (h)	35,000	32,726
Halliburton Co.
3.80% 11/15/25	2,000	1,978
5.00% 11/15/45	8,000	7,339
HCA Inc.
3.13% 03/15/27 (h)	50,000	45,701
3.50% 09/01/30	19,000	16,202
3.63% 03/15/32 (h)	28,000	23,633
4.38% 03/15/42 (h)	20,000	15,872
4.63% 03/15/52 (h)	10,000	8,000
5.38% 02/01/25	133,000	132,745
Health Care Service Corp.
2.20% 06/01/30 (h)	18,000	15,245
	Principal Amount	Fair Value
3.20% 06/01/50 (h)	$ 7,000	$ 5,348
Healthcare Trust of America Holdings LP
2.00% 03/15/31	10,000	7,757
Helmerich & Payne Inc.
2.90% 09/29/31	14,000	11,988
Hess Corp.
5.60% 02/15/41	3,000	2,923
5.80% 04/01/47	2,000	2,002
Hewlett Packard Enterprise Co.
6.35% 10/15/45	3,000	3,018
Highwoods Realty LP
4.13% 03/15/28	9,000	8,605
4.20% 04/15/29	23,000	21,511
Honeywell International Inc.
1.75% 09/01/31	21,000	17,376
2.70% 08/15/29	14,000	12,865
Hormel Foods Corp.
1.80% 06/11/30	36,000	30,197
Humana Inc.
1.35% 02/03/27	47,000	41,154
2.15% 02/03/32	17,000	13,764
Huntington Bancshares Inc.
2.55% 02/04/30	24,000	20,423
Huntington Ingalls Industries Inc.
2.04% 08/16/28	51,000	43,415
Hyundai Capital America
1.30% 01/08/26 (h)	70,000	62,413
Indiana Michigan Power Co.
3.25% 05/01/51	15,000	11,391
Intel Corp.
2.00% 08/12/31	174,000	145,730
2.45% 11/15/29	29,000	25,867
2.60% 05/19/26	23,000	22,256
2.80% 08/12/41	27,000	20,545
2.88% 05/11/24	10,000	9,964
3.10% 02/15/60	10,000	7,160
Intercontinental Exchange Inc.
1.85% 09/15/32	8,000	6,264
2.65% 09/15/40	8,000	5,856
International Business Machines Corp.
2.95% 05/15/50	100,000	72,234
International Paper Co.
4.40% 08/15/47	9,000	8,020
ITC Holdings Corp.
2.95% 05/14/30 (h)	40,000	35,251

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	33

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Jabil Inc.
3.95% 01/12/28	$ 9,000	$ 8,596
4.25% 05/15/27	70,000	67,925
John Deere Capital Corp.
2.45% 01/09/30	82,000	73,493
3.90% 06/07/32	15,000	14,823
Johnson & Johnson
3.63% 03/03/37	9,000	8,549
Johnson Controls International PLC
4.50% 02/15/47	4,000	3,497
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58% 04/22/27 (d)	200,000	178,512
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96% 05/13/31 (d)	69,000	59,711
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16% 04/22/42 (d)	21,000	16,309
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88% 07/24/38 (d)	14,000	12,347
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (d)	16,000	13,491
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96% 01/29/27 (d)	28,000	27,393
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01% 04/23/29 (d)	11,000	10,547
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03% 07/24/48 (d)	9,000	7,764
	Principal Amount	Fair Value
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49% 03/24/31 (d)	$ 75,000	$ 73,247
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60% 12/31/99 (d)	48,000	40,704
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10% 10/29/49 (d)	75,000	70,173
Kaiser Foundation Hospitals
3.00% 06/01/51	22,000	16,449
Kansas City Southern
3.50% 05/01/50	11,000	8,585
Keurig Dr Pepper Inc.
3.20% 05/01/30	13,000	11,626
3.80% 05/01/50	9,000	7,132
Kinder Morgan Energy Partners LP
4.70% 11/01/42	3,000	2,542
5.00% 03/01/43	8,000	7,002
6.38% 03/01/41	8,000	8,011
Kinder Morgan Inc.
1.75% 11/15/26	95,000	84,261
5.05% 02/15/46	8,000	7,149
KLA Corp.
3.30% 03/01/50	10,000	7,928
4.65% 11/01/24	16,000	16,199
Kohl's Corp.
3.38% 05/01/31	10,000	8,656
Kraft Heinz Foods Co.
5.20% 07/15/45	26,000	24,112
L3Harris Technologies Inc.
3.85% 12/15/26	23,000	22,557
Lear Corp.
4.25% 05/15/29	8,000	7,403
Leidos Inc.
3.63% 05/15/25	9,000	8,815
4.38% 05/15/30	66,000	60,752
Liberty Mutual Group Inc.
3.95% 05/15/60 (h)	8,000	5,733
Life Storage LP
2.20% 10/15/30	19,000	15,244
Lincoln National Corp.
4.35% 03/01/48	8,000	6,778

See Notes to Schedules of Investments and Notes to Financial Statements.
34	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Lockheed Martin Corp.
3.55% 01/15/26	$ 4,000	$ 4,007
3.80% 03/01/45	4,000	3,531
4.50% 05/15/36	10,000	9,992
Lowe's Companies Inc.
1.30% 04/15/28	9,000	7,608
1.70% 09/15/28 - 10/15/30	35,000	29,491
3.00% 10/15/50	9,000	6,275
3.70% 04/15/46	3,000	2,410
4.05% 05/03/47	13,000	10,888
LYB International Finance III LLC
3.63% 04/01/51	20,000	14,788
3.80% 10/01/60	8,000	5,671
Magallanes Inc.
5.05% 03/15/42 (h)	22,000	18,710
5.14% 03/15/52 (h)	10,000	8,395
5.39% 03/15/62 (h)	10,000	8,387
Marsh & McLennan Companies Inc.
2.38% 12/15/31	13,000	10,959
2.90% 12/15/51	16,000	11,380
Masco Corp.
3.50% 11/15/27	3,000	2,843
McCormick & Company Inc.
1.85% 02/15/31	11,000	8,741
3.25% 11/15/25	69,000	66,642
McDonald's Corp.
3.60% 07/01/30	27,000	25,711
3.63% 09/01/49	9,000	7,378
4.88% 12/09/45	8,000	7,848
Medtronic Inc.
4.63% 03/15/45	4,000	4,012
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	18,000	16,714
Merck & Company Inc.
1.90% 12/10/28	46,000	40,873
2.45% 06/24/50	11,000	7,752
2.75% 02/10/25 - 12/10/51	48,000	43,442
2.90% 12/10/61	10,000	7,119
4.00% 03/07/49	4,000	3,696
MetLife Inc.
4.72% 12/15/44	11,000	10,523
Microchip Technology Inc.
2.67% 09/01/23	99,000	97,340
Micron Technology Inc.
3.37% 11/01/41	22,000	15,962
3.48% 11/01/51	32,000	22,175
	Principal Amount	Fair Value
Microsoft Corp.
2.40% 08/08/26	$ 26,000	$ 25,068
2.68% 06/01/60	4,000	2,875
2.92% 03/17/52	50,000	39,475
3.45% 08/08/36	4,000	3,777
3.50% 02/12/35	10,000	9,606
Mid-America Apartments LP
2.88% 09/15/51	27,000	18,776
Molson Coors Beverage Co.
4.20% 07/15/46	5,000	4,094
Morgan Stanley
3.63% 01/20/27	4,000	3,882
3.70% 10/23/24	11,000	10,976
4.35% 09/08/26	86,000	85,119
4.38% 01/22/47	11,000	9,982
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51% 07/20/27 (d)	28,000	24,617
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48% 09/16/36 (d)	148,000	113,802
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (d)	25,000	17,301
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97% 07/22/38 (d)	11,000	9,837
MPLX LP
2.65% 08/15/30	16,000	13,358
3.38% 03/15/23	9,000	8,979
5.20% 12/01/47	8,000	7,182
Mylan Inc.
5.20% 04/15/48	7,000	5,561
National Retail Properties Inc.
4.00% 11/15/25	11,000	10,941
NewMarket Corp.
2.70% 03/18/31	14,000	11,531
Newmont Corp.
4.88% 03/15/42	9,000	8,619
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65% 05/01/79 (d)	10,000	8,818

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	35

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
NGPL PipeCo LLC
3.25% 07/15/31 (h)	$ 39,000	$ 32,566
NIKE Inc.
3.38% 03/27/50	9,000	7,654
NiSource Inc.
3.60% 05/01/30	14,000	12,829
3.95% 03/30/48	4,000	3,314
Norfolk Southern Corp.
3.95% 10/01/42	9,000	7,871
NOV Inc.
3.60% 12/01/29	20,000	17,945
Novant Health Inc.
3.32% 11/01/61	15,000	11,423
Novartis Capital Corp.
2.20% 08/14/30	23,000	20,283
3.00% 11/20/25	4,000	3,947
Nutrien Ltd.
4.90% 06/01/43	8,000	7,710
NVIDIA Corp.
2.85% 04/01/30	16,000	14,654
3.50% 04/01/50	9,000	7,648
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25% 11/30/51	35,000	24,520
Oklahoma Gas & Electric Co.
3.25% 04/01/30	10,000	9,208
Oncor Electric Delivery Company LLC
3.80% 09/30/47	6,000	5,284
ONEOK Inc.
4.35% 03/15/29	11,000	10,344
Oracle Corp.
1.65% 03/25/26	47,000	42,097
2.30% 03/25/28	10,000	8,608
2.40% 09/15/23	10,000	9,847
2.65% 07/15/26	11,000	10,142
2.88% 03/25/31	115,000	94,753
2.95% 04/01/30	30,000	25,608
3.60% 04/01/50	11,000	7,677
3.65% 03/25/41	15,000	11,178
3.80% 11/15/37	4,000	3,112
3.95% 03/25/51	8,000	5,874
4.00% 07/15/46 - 11/15/47	19,000	14,110
4.10% 03/25/61	19,000	13,613
Otis Worldwide Corp.
2.06% 04/05/25	72,000	68,175
2.57% 02/15/30	7,000	6,052
3.36% 02/15/50	7,000	5,269
	Principal Amount	Fair Value
Owens Corning
4.40% 01/30/48	$ 6,000	$ 4,953
Pacific Gas & Electric Co.
2.10% 08/01/27	10,000	8,399
2.50% 02/01/31	23,000	17,678
3.00% 06/15/28	19,000	16,441
3.30% 08/01/40	23,000	15,895
3.50% 08/01/50	9,000	6,011
4.30% 03/15/45	19,000	13,826
PacifiCorp
2.70% 09/15/30	15,000	13,246
2.90% 06/15/52	43,000	31,475
6.25% 10/15/37	14,000	15,686
Packaging Corp. of America
3.05% 10/01/51	28,000	19,811
Paramount Global
2.90% 01/15/27	7,000	6,450
3.70% 06/01/28	8,000	7,456
5.25% 04/01/44	3,000	2,567
Parker-Hannifin Corp.
3.25% 06/14/29	10,000	9,145
4.50% 09/15/29	63,000	62,684
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50% 10/01/50 (d)	25,000	20,810
PayPal Holdings Inc.
2.65% 10/01/26	16,000	15,176
3.25% 06/01/50	9,000	6,796
PepsiCo Inc.
1.63% 05/01/30	10,000	8,480
2.63% 07/29/29	16,000	14,817
2.75% 10/21/51	42,000	32,282
Pfizer Inc.
2.70% 05/28/50	39,000	29,836
3.45% 03/15/29	7,000	6,809
3.60% 09/15/28	15,000	14,920
3.90% 03/15/39	9,000	8,490
4.13% 12/15/46	7,000	6,723
4.40% 05/15/44	4,000	3,920
Philip Morris International Inc.
1.50% 05/01/25	102,000	95,447
2.10% 05/01/30	8,000	6,535
3.38% 08/15/29	9,000	8,113
4.13% 03/04/43	4,000	3,222
Phillips 66 Co.
2.15% 12/15/30	74,000	60,414
3.15% 12/15/29 (h)	49,000	43,899

See Notes to Schedules of Investments and Notes to Financial Statements.
36	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
3.30% 03/15/52	$ 29,000	$ 21,629
3.75% 03/01/28 (h)	9,000	8,554
4.68% 02/15/45 (h)	9,000	8,285
Pioneer Natural Resources Co.
1.13% 01/15/26	57,000	50,977
2.15% 01/15/31	14,000	11,537
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29	19,000	16,765
PPL Capital Funding Inc.
3.10% 05/15/26	15,000	14,276
Precision Castparts Corp.
4.38% 06/15/45	7,000	6,680
Prospect Capital Corp.
3.36% 11/15/26	36,000	30,553
Prudential Financial Inc.
3.94% 12/07/49	18,000	15,508
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70% 09/15/48 (d)	14,000	13,637
Public Service Company of Colorado
3.70% 06/15/28	15,000	14,769
Public Service Electric & Gas Co.
2.38% 05/15/23	39,000	38,581
PVH Corp.
4.63% 07/10/25	43,000	42,928
QUALCOMM Inc.
1.30% 05/20/28	5,000	4,330
4.30% 05/20/47	3,000	2,875
Quanta Services Inc.
2.35% 01/15/32	27,000	20,807
3.05% 10/01/41	32,000	22,200
Quest Diagnostics Inc.
2.95% 06/30/30	6,000	5,286
Raytheon Technologies Corp.
1.90% 09/01/31	82,000	67,166
2.82% 09/01/51	15,000	10,712
3.13% 05/04/27	49,000	46,885
3.50% 03/15/27	9,000	8,795
3.95% 08/16/25	10,000	10,042
4.15% 05/15/45	9,000	7,997
4.45% 11/16/38	8,000	7,696
Realty Income Corp.
2.85% 12/15/32	14,000	11,998
	Principal Amount	Fair Value
3.00% 01/15/27	$ 5,000	$ 4,734
3.25% 01/15/31	10,000	9,106
Regeneron Pharmaceuticals Inc.
1.75% 09/15/30	28,000	22,459
Regions Financial Corp.
1.80% 08/12/28	71,000	60,379
Republic Services Inc.
2.38% 03/15/33	25,000	20,400
Reynolds American Inc.
4.45% 06/12/25	5,000	4,981
Rio Tinto Finance USA Ltd.
2.75% 11/02/51	12,000	8,688
Rio Tinto Finance USA PLC
4.13% 08/21/42	7,000	6,453
Rockwell Automation Inc.
2.80% 08/15/61	8,000	5,241
4.20% 03/01/49	9,000	8,329
Rogers Communications Inc.
5.00% 03/15/44	3,000	2,787
Roper Technologies Inc.
2.95% 09/15/29	12,000	10,571
Ross Stores Inc.
4.70% 04/15/27	6,000	6,035
Royalty Pharma PLC
0.75% 09/02/23	15,000	14,441
1.20% 09/02/25	18,000	16,127
1.75% 09/02/27	9,000	7,677
2.15% 09/02/31	17,000	13,272
2.20% 09/02/30	8,000	6,456
3.30% 09/02/40	2,000	1,478
RPM International Inc.
3.75% 03/15/27	8,000	7,676
Ryder System Inc.
2.90% 12/01/26	50,000	46,584
Sabine Pass Liquefaction LLC
4.20% 03/15/28	9,000	8,655
4.50% 05/15/30	7,000	6,724
5.00% 03/15/27	4,000	4,017
5.88% 06/30/26	26,000	26,862
Salesforce Inc.
1.95% 07/15/31	33,000	28,045
2.70% 07/15/41	28,000	21,676
Schlumberger Holdings Corp.
3.90% 05/17/28 (h)	17,000	16,079
Sealed Air Corp.
1.57% 10/15/26 (h)	114,000	99,209

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	37

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Selective Insurance Group Inc.
5.38% 03/01/49	$ 4,000	$ 3,794
Sempra Energy
3.80% 02/01/38	6,000	5,060
4.00% 02/01/48	8,000	6,625
Sempra Energy (4.13% fixed rate until 01/01/27; 2.87% + 5 year CMT Rate thereafter)
4.13% 04/01/52 (d)	47,000	37,741
Shell International Finance BV
3.13% 11/07/49	18,000	13,866
3.75% 09/12/46	8,000	6,799
Shire Acquisitions Investments Ireland DAC
2.88% 09/23/23	3,000	2,967
3.20% 09/23/26	4,000	3,841
Simon Property Group LP
3.38% 06/15/27	9,000	8,527
Sonoco Products Co.
2.85% 02/01/32	31,000	25,914
Southern California Edison Co.
4.00% 04/01/47	30,000	24,333
4.20% 03/01/29	23,000	22,150
Southern Company Gas Capital Corp.
3.95% 10/01/46	11,000	8,983
4.40% 05/30/47	2,000	1,746
Southwest Airlines Co.
2.63% 02/10/30	30,000	25,305
Southwestern Electric Power Co.
2.75% 10/01/26	9,000	8,430
Spectra Energy Partners LP
3.38% 10/15/26	3,000	2,859
4.50% 03/15/45	2,000	1,739
Spirit Realty LP
4.00% 07/15/29	14,000	12,741
Stanley Black & Decker Inc.
3.00% 05/15/32	40,000	35,318
Starbucks Corp.
4.00% 11/15/28	8,000	7,818
Stryker Corp.
1.95% 06/15/30	34,000	28,279
Suncor Energy Inc.
4.00% 11/15/47	3,000	2,559
Sysco Corp.
3.25% 07/15/27	9,000	8,571
5.95% 04/01/30	4,000	4,267
	Principal Amount	Fair Value
6.60% 04/01/50	$ 3,000	$ 3,458
Take-Two Interactive Software Inc.
3.70% 04/14/27	75,000	72,770
4.00% 04/14/32	15,000	14,083
Tampa Electric Co.
2.40% 03/15/31	34,000	29,366
3.45% 03/15/51	19,000	15,110
4.35% 05/15/44	20,000	18,254
Tapestry Inc.
4.13% 07/15/27	3,000	2,883
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00% 01/15/28	85,000	81,205
Target Corp.
2.50% 04/15/26	9,000	8,636
Teck Resources Ltd.
5.40% 02/01/43	4,000	3,743
Telefonica Emisiones S.A.
4.10% 03/08/27	150,000	146,948
Texas Instruments Inc.
3.88% 03/15/39	9,000	8,474
The Allstate Corp.
4.20% 12/15/46	6,000	5,461
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (d)	33,000	29,303
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63% 12/29/49 (d)	57,000	49,587
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65% 12/31/99 (d)	35,000	30,592
The Boeing Co.
2.20% 02/04/26	73,000	65,880
2.70% 02/01/27	149,000	132,614
2.95% 02/01/30	7,000	5,809
3.25% 03/01/28	8,000	7,183
3.55% 03/01/38	6,000	4,375
3.75% 02/01/50	7,000	4,936
5.04% 05/01/27	52,000	51,369
5.15% 05/01/30	18,000	17,269
5.81% 05/01/50	14,000	12,892

See Notes to Schedules of Investments and Notes to Financial Statements.
38	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
The Charles Schwab Corp.
2.45% 03/03/27	$ 45,000	$ 41,991
2.90% 03/03/32	15,000	13,193
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00% 12/31/99 (d)	49,000	37,903
The Cleveland Electric Illuminating Co.
4.55% 11/15/30 (h)	39,000	38,493
The Coca-Cola Co.
2.60% 06/01/50	14,000	10,442
2.75% 06/01/60	7,000	5,039
The Dow Chemical Co.
2.10% 11/15/30	25,000	20,594
3.60% 11/15/50	9,000	6,871
4.25% 10/01/34	8,000	7,583
5.55% 11/30/48	50,000	50,587
The Estee Lauder Companies Inc.
2.38% 12/01/29	9,000	8,010
The George Washington University
4.13% 09/15/48	15,000	13,761
The Goldman Sachs Group Inc.
3.50% 04/01/25	15,000	14,738
3.85% 01/26/27	200,000	193,490
4.25% 10/21/25	137,000	136,157
5.15% 05/22/45	10,000	9,516
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54% 09/10/27 (d)	31,000	27,209
The Goldman Sachs Group Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38% 07/21/32 (d)	19,000	15,378
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91% 07/21/42 (d)	15,000	10,939
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21% 04/22/42 (d)	22,000	16,786
	Principal Amount	Fair Value
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81% 04/23/29 (d)	$ 11,000	$ 10,371
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02% 10/31/38 (d)	8,000	6,987
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22% 05/01/29 (d)	22,000	21,117
The Hartford Financial Services Group Inc.
2.80% 08/19/29	74,000	66,003
The Hartford Financial Services Group Inc. (3.54% fixed rate until 07/01/22; 2.13% + 3 month USD LIBOR thereafter)
3.54% 02/12/67 (d)(h)	16,000	12,743
The Home Depot Inc.
2.70% 04/15/30	120,000	108,929
3.35% 04/15/50	13,000	10,533
3.50% 09/15/56	8,000	6,531
3.90% 12/06/28 - 06/15/47	16,000	15,269
4.50% 12/06/48	7,000	6,830
The Kroger Co.
2.20% 05/01/30	10,000	8,430
4.65% 01/15/48	5,000	4,647
The Northwestern Mutual Life Insurance Co.
3.45% 03/30/51 (h)	16,000	12,105
The Progressive Corp.
2.50% 03/15/27	45,000	42,462
3.00% 03/15/32	20,000	18,028
3.70% 03/15/52	5,000	4,229
The Southern Co.
3.25% 07/01/26	5,000	4,789
The Toronto-Dominion Bank
3.20% 03/10/32	71,000	63,336
4.46% 06/08/32	35,000	34,609

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	39

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63% 09/15/31 (d)	$ 36,000	$ 34,645
The Travelers Companies Inc.
2.55% 04/27/50	65,000	45,193
The Walt Disney Co.
2.65% 01/13/31	123,000	108,281
3.38% 11/15/26	2,000	1,954
3.60% 01/13/51	11,000	9,184
4.75% 11/15/46	4,000	3,917
6.65% 11/15/37	16,000	19,063
The Williams Companies Inc.
3.75% 06/15/27	2,000	1,913
4.85% 03/01/48	9,000	8,151
4.90% 01/15/45	16,000	14,317
5.40% 03/04/44	3,000	2,859
Thermo Fisher Scientific Inc.
2.80% 10/15/41	17,000	13,333
Time Warner Cable LLC
6.55% 05/01/37	8,000	8,010
T-Mobile USA Inc.
3.75% 04/15/27	203,000	195,282
3.88% 04/15/30	3,000	2,801
4.50% 04/15/50	6,000	5,331
TotalEnergies Capital International S.A.
3.46% 02/19/29	30,000	28,590
Trane Technologies Luxembourg Finance S.A.
3.55% 11/01/24	15,000	14,797
3.80% 03/21/29	15,000	14,079
TransCanada PipeLines Ltd.
4.25% 05/15/28	31,000	30,159
4.88% 01/15/26	8,000	8,128
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63% 05/20/75 (d)	44,000	41,399
Transcontinental Gas Pipe Line Company LLC
4.00% 03/15/28	9,000	8,736
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80% 12/31/99 (d)	65,000	58,206
TWDC Enterprises 18 Corp.
4.13% 06/01/44	4,000	3,628
	Principal Amount	Fair Value
Tyco Electronics Group S.A.
3.13% 08/15/27	$ 9,000	$ 8,639
Tyson Foods Inc.
4.00% 03/01/26	38,000	37,633
UDR Inc.
2.10% 08/01/32	16,000	12,477
3.00% 08/15/31	9,000	7,689
Union Pacific Corp.
3.55% 05/20/61	21,000	16,567
3.60% 09/15/37	6,000	5,365
3.80% 04/06/71	11,000	8,828
4.10% 09/15/67	9,000	7,665
UnitedHealth Group Inc.
2.00% 05/15/30	150,000	128,574
4.20% 05/15/32	25,000	25,006
4.45% 12/15/48	15,000	14,369
4.75% 07/15/45 - 05/15/52	72,000	72,109
Utah Acquisition Sub Inc.
3.95% 06/15/26	5,000	4,714
Valero Energy Corp.
2.85% 04/15/25	7,000	6,767
4.00% 04/01/29	15,000	14,158
Ventas Realty LP
3.25% 10/15/26	18,000	16,996
Verizon Communications Inc.
2.10% 03/22/28	200,000	177,640
2.36% 03/15/32	96,000	79,637
2.55% 03/21/31	195,000	166,766
3.00% 03/22/27	52,000	49,420
3.40% 03/22/41	19,000	15,463
3.55% 03/22/51	14,000	11,225
3.70% 03/22/61	19,000	14,920
4.40% 11/01/34	48,000	46,064
4.86% 08/21/46	21,000	20,695
Virginia Electric & Power Co.
4.00% 11/15/46	15,000	13,243
Visa Inc.
2.70% 04/15/40	12,000	9,688
Vistra Operations Company LLC
3.55% 07/15/24 (h)	55,000	53,081
Viterra Finance BV
2.00% 04/21/26 (h)	200,000	176,834
Vodafone Group PLC
4.38% 05/30/28	14,000	13,920
5.25% 05/30/48	4,000	3,803
Vontier Corp.
2.40% 04/01/28	42,000	34,629
2.95% 04/01/31	39,000	30,391

See Notes to Schedules of Investments and Notes to Financial Statements.
40	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Vornado Realty LP
2.15% 06/01/26	$ 48,000	$ 42,711
3.50% 01/15/25	10,000	9,683
Vulcan Materials Co.
3.90% 04/01/27	4,000	3,936
Walgreens Boots Alliance Inc.
4.10% 04/15/50	3,000	2,367
Walmart Inc.
1.80% 09/22/31	17,000	14,452
2.50% 09/22/41	17,000	13,170
2.65% 09/22/51	8,000	6,027
Waste Connections Inc.
2.20% 01/15/32	42,000	34,437
2.95% 01/15/52	27,000	19,344
WEC Energy Group Inc.
3.55% 06/15/25	9,000	8,835
Wells Fargo & Co.
4.15% 01/24/29	31,000	29,970
4.75% 12/07/46	28,000	25,530
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (d)	108,000	96,787
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (d)	36,000	28,058
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20% 06/17/27 (d)	253,000	239,821
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88% 12/29/49 (d)	34,000	33,104
Westlake Corp.
2.88% 08/15/41	11,000	7,792
3.13% 08/15/51	11,000	7,671
3.38% 08/15/61	10,000	6,755
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89% 02/04/30 (d)	24,000	22,744
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11% 07/24/34 (d)	15,000	13,723
	Principal Amount	Fair Value
Weyerhaeuser Co.
4.00% 03/09/52	$ 25,000	$ 20,511
Willis North America Inc.
3.60% 05/15/24	12,000	11,825
3.88% 09/15/49	14,000	10,911
Workday Inc.
3.50% 04/01/27	69,000	66,104
3.70% 04/01/29	55,000	51,550
WPP Finance 2010
3.75% 09/19/24	18,000	17,594
Xcel Energy Inc.
3.40% 06/01/30	16,000	14,716
Yamana Gold Inc.
2.63% 08/15/31	34,000	27,330
Zoetis Inc.
3.00% 09/12/27	5,000	4,717
3.90% 08/20/28	9,000	8,723
		20,903,052
Non-Agency Collateralized Mortgage Obligations - 2.0%
BANK 2017-BNK7
3.18% 09/15/60	617,000	585,284
BANK 2018-BNK15
4.41% 11/15/61 (d)	320,000	322,233
BPR Trust 2022-OANA 1.90% + 1 month USD LIBOR
3.18% 04/15/37 (d)(h)	117,967	115,422
Cantor Commercial Real Estate Lending 2019-CF3
3.01% 01/15/53	139,000	126,723
CD 2019-CD8 Mortgage Trust
2.91% 08/15/57	246,000	223,899
Citigroup Commercial Mortgage Trust 2015-GC33
3.78% 09/10/58	100,000	99,097
Citigroup Commercial Mortgage Trust 2016-P6
3.72% 12/10/49 (d)	119,583	116,822
4.03% 12/10/49 (d)	78,331	75,234
COMM 2012-CCRE3 Mortgage Trust
3.92% 10/15/45 (h)	100,000	95,712
COMM 2014-CR14 Mortgage Trust
4.53% 02/10/47 (d)	55,000	54,829
GS Mortgage Securities Trust 2015-GS1
4.57% 11/10/48 (d)	117,000	96,456

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	41

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
GS Mortgage Securities Trust 2017-GS5
3.67% 03/10/50	$ 240,062	$ 233,725
GS Mortgage Securities Trust 2018-GS9
4.14% 03/10/51 (d)	73,000	70,276
GS Mortgage Securities Trust 2019-GC42
2.75% 09/01/52	419,000	377,605
GS Mortgage Securities Trust 2019-GSA1
3.05% 11/10/52	493,000	452,342
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.17% 07/15/45 (d)	25,000	24,771
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.81% 11/15/48 (d)	71,000	55,825
MASTR Alternative Loan Trust 2003-5
5.00% 08/25/18 (f)	227	2
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.99% 03/15/48 (d)(f)	725,088	12,385
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32% 08/15/50	129,943	111,245
Wells Fargo Commercial Mortgage Trust 2015-C26
1.34% 02/15/48 (d)(f)	764,975	19,145
WFRBS Commercial Mortgage Trust 2013-C17
4.26% 12/15/46	55,000	54,806
WFRBS Commercial Mortgage Trust 2014-LC14
4.35% 03/15/47 (d)	123,000	121,934
		3,445,772
Municipal Bonds and Notes - 0.1%
American Municipal Power Inc.
6.27% 02/15/50	25,000	28,879
Board of Regents of the University of Texas System
3.35% 08/15/47	25,000	21,722
	Principal Amount	Fair Value
Port Authority of New York & New Jersey
4.46% 10/01/62	$ 70,000	$ 68,062
State of California
4.60% 04/01/38	50,000	50,557
State of Illinois
5.10% 06/01/33	25,000	25,152
		194,372
Total Bonds and Notes (Cost $74,613,037)		69,246,740
	Number of Shares
Exchange Traded & Mutual Funds - 24.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio (a)(j) (Cost $43,912,200)	433,717	43,258,931
Total Investments in Securities (Cost $161,347,410)		169,550,373
Short-Term Investments - 8.8%
Dreyfus Treasury Cash Management - Institutional Shares 0.01% (j)	2,568,270	2,568,270
State Street Institutional Treasury Money Market Fund - Premier Class 1.15% (j)(k)	4,925,995	4,925,995
State Street Institutional Treasury Plus Fund - Premier Class 1.46% (j)(k)	2,565,533	2,565,533
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.47% (j)(k)	5,167,189	5,167,189
Total Short-Term Investments (Cost $15,226,987)		15,226,987
Total Investments (Cost $176,574,397)		184,777,360
Liabilities in Excess of Other Assets, net - (6.4)%		(11,113,592)
NET ASSETS - 100.0%		$ 173,663,768

See Notes to Schedules of Investments and Notes to Financial Statements.
42	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
Other Information:
Centrally Cleared Credit Default Swaps
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$485	1.00%/ Quarterly	12/20/26	$ (939)	$ (8,668)	$ 7,729
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	753	5.00%/ Quarterly	06/20/27	(22,875)	27,917	(50,794)
							$(43,065)
The Fund had the following long futures contracts open at June 30, 2022:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2022	36	$ 7,576,371	$ 7,560,562	$ (15,809)
Ultra Long-Term U.S. Treasury Bond Futures	September 2022	9	1,417,814	1,389,095	(28,719)
U.S. Long Bond Futures	September 2022	13	1,818,079	1,802,125	(15,954)
S&P 500 E-Mini Index Futures	September 2022	2	374,036	378,950	4,914
					$ (55,568)
The Fund had the following short futures contracts open at June 30, 2022:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	September 2022	19	$ (2,273,015)	$ (2,252,094)	$ 20,921
5 Yr. U.S. Treasury Notes Futures	September 2022	24	(2,715,306)	(2,694,000)	21,306
10 Yr. U.S. Treasury Ultra Futures	September 2022	13	(1,649,790)	(1,655,875)	(6,085)
					$ 36,142
During the fiscal year ended June 30, 2022, average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$12,141,740	$6,578,319	$1,696,172
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	43

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2022, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's sub-administrator, custodian and accounting agent.
(d)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(g)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to $1,978,620 or 1.14% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(i)	Step coupon bond.
(j)	Coupon amount represents effective yield.
(k)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of June 30, 2022.
*	Less than 0.05%.
Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

See Notes to Schedules of Investments and Notes to Financial Statements.
44	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$ 55,673,583	$ —	$ —	$ 55,673,583
Foreign Equity	1,371,119	—	—	1,371,119
U.S. Treasuries	—	24,914,468	—	24,914,468
Agency Mortgage Backed	—	19,121,186	—	19,121,186
Agency Collateralized Mortgage Obligations	—	375,057	—	375,057
Asset Backed	—	292,833	—	292,833
Corporate Notes	—	20,903,052	—	20,903,052
Non-Agency Collateralized Mortgage Obligations	—	3,445,772	—	3,445,772
Municipal Bonds and Notes	—	194,372	—	194,372
Exchange Traded & Mutual Funds	43,258,931	—	—	43,258,931
Short-Term Investments	15,226,987	—	—	15,226,987
Total Investments in Securities	$ 115,530,620	$ 69,246,740	$ —	$ 184,777,360
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$ —	$ 7,729	$ —	$ 7,729
Credit Default Swap Contracts - Unrealized Depreciation	—	(50,794)	—	(50,794)
Long Futures Contracts - Unrealized Appreciation	$4,914	$—	$—	$4,914
Long Futures Contracts - Unrealized Depreciation	(60,482)	—	—	(60,482)
Short Futures Contracts - Unrealized Appreciation	42,227	—	—	42,227
Short Futures Contracts - Unrealized Depreciation	(6,085)	—	—	(6,085)
Total Other Financial Instruments	$ (19,426)	$ (43,065)	$ —	$ (62,491)
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	45

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
The Fund was invested in the following countries/territories at June 30, 2022 (unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	98.33%
Ireland	0.37%
Canada	0.32%
United Kingdom	0.32%
Netherlands	0.16%
Switzerland	0.13%
Isle Of Man	0.09%
Spain	0.08%
Germany	0.07%
Bermuda	0.04%
Country/Territory	Percentage (based on Fair Value)
Luxembourg	0.03%
Australia	0.03%
France	0.02%
Israel	0.01%
Jersey	0.00%***
100.00%

***	Less than 0.005%.

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2022 (unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	23.41%	0.00%	23.41%
Technology Hardware, Storage & Peripherals	2.10%	0.01%	2.11%
Systems Software	2.10%	0.00%	2.10%
Interactive Media & Services	1.62%	0.00%	1.62%
Pharmaceuticals	1.48%	0.00%	1.48%
Semiconductors	1.33%	0.04%	1.37%
Data Processing & Outsourced Services	0.95%	0.00%	0.95%
Internet & Direct Marketing Retail	0.93%	0.00%	0.93%
Diversified Banks	0.85%	0.00%	0.85%
Healthcare Equipment	0.70%	0.12%	0.82%
Managed Healthcare	0.70%	0.00%	0.70%
Biotechnology	0.69%	0.00%	0.69%
Integrated Oil & Gas	0.68%	0.00%	0.68%
Application Software	0.67%	0.00%	0.67%
Automobile Manufacturers	0.63%	0.00%	0.63%
Electric Utilities	0.60%	0.00%	0.60%
Life Sciences Tools & Services	0.59%	0.00%	0.59%
Aerospace & Defense	0.53%	0.00%	0.53%
Soft Drinks	0.52%	0.00%	0.52%
Household Products	0.48%	0.00%	0.48%
Multi-Sector Holdings	0.48%	0.00%	0.48%
Specialized REITs	0.45%	0.00%	0.45%
Home Improvement Retail	0.39%	0.00%	0.39%
Hypermarkets & Super Centers	0.37%	0.00%	0.37%
IT Consulting & Other Services	0.20%	0.17%	0.37%
Financial Exchanges & Data	0.36%	0.00%	0.36%
Restaurants	0.36%	0.00%	0.36%
Integrated Telecommunication Services	0.35%	0.00%	0.35%
Oil & Gas Exploration & Production	0.35%	0.00%	0.35%
Regional Banks	0.31%	0.00%	0.31%
Investment Banking & Brokerage	0.31%	0.00%	0.31%
Packaged Foods & Meats	0.31%	0.00%	0.31%
Multi-Utilities	0.30%	0.00%	0.30%
Movies & Entertainment	0.28%	0.00%	0.28%
Property & Casualty Insurance	0.18%	0.08%	0.26%
Industrial Conglomerates	0.26%	0.00%	0.26%
See Notes to Schedules of Investments and Notes to Financial Statements.
46	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
Industry	Domestic	Foreign	Total
Communications Equipment	0.25%	0.00%	0.25%
Railroads	0.25%	0.00%	0.25%
Healthcare Services	0.24%	0.00%	0.24%
Semiconductor Equipment	0.22%	0.01%	0.23%
Cable & Satellite	0.23%	0.00%	0.23%
Industrial Machinery	0.22%	0.01%	0.23%
Tobacco	0.22%	0.00%	0.22%
Specialty Chemicals	0.22%	0.00%	0.22%
Asset Management & Custody Banks	0.22%	0.00%	0.22%
Air Freight & Logistics	0.21%	0.00%	0.21%
Insurance Brokers	0.18%	0.02%	0.20%
Industrial Gases	0.05%	0.14%	0.19%
Hotels, Resorts & Cruise Lines	0.17%	0.00%	0.17%
Construction Machinery & Heavy Trucks	0.16%	0.00%	0.16%
Consumer Finance	0.16%	0.00%	0.16%
Electrical Components & Equipment	0.16%	0.00%	0.16%
General Merchandise Stores	0.15%	0.00%	0.15%
Life & Health Insurance	0.14%	0.00%	0.14%
Footwear	0.13%	0.00%	0.13%
Oil & Gas Refining & Marketing	0.12%	0.00%	0.12%
Building Products	0.08%	0.04%	0.12%
Residential REITs	0.11%	0.00%	0.11%
Interactive Home Entertainment	0.11%	0.00%	0.11%
Industrial REITs	0.11%	0.00%	0.11%
Oil & Gas Equipment & Services	0.10%	0.00%	0.10%
Automotive Retail	0.10%	0.00%	0.10%
Retail REITs	0.10%	0.00%	0.10%
Oil & Gas Storage & Transportation	0.09%	0.00%	0.09%
Healthcare Distributors	0.09%	0.00%	0.09%
Environmental & Facilities Services	0.09%	0.00%	0.09%
Apparel Retail	0.09%	0.00%	0.09%
Fertilizers & Agricultural Chemicals	0.09%	0.00%	0.09%
Agricultural & Farm Machinery	0.08%	0.00%	0.08%
Research & Consulting Services	0.08%	0.00%	0.08%
Wireless Telecommunication Services	0.08%	0.00%	0.08%
Paper Packaging	0.05%	0.02%	0.07%
Multi-Line Insurance	0.07%	0.00%	0.07%
Electronic Equipment & Instruments	0.07%	0.00%	0.07%
Health Care REITs	0.07%	0.00%	0.07%
Electronic Components	0.06%	0.00%	0.06%
Airlines	0.06%	0.00%	0.06%
Trading Companies & Distributors	0.06%	0.00%	0.06%
Home Building	0.06%	0.00%	0.06%
Personal Products	0.06%	0.00%	0.06%
Commodity Chemicals	0.06%	0.00%	0.06%
Diversified Support Services	0.05%	0.00%	0.05%
Distillers & Vintners	0.05%	0.00%	0.05%
Gold	0.05%	0.00%	0.05%
Specialty Stores	0.04%	0.00%	0.04%
Food Distributors	0.04%	0.00%	0.04%
Agricultural Products	0.04%	0.00%	0.04%
Healthcare Facilities	0.04%	0.00%	0.04%
Casinos & Gaming	0.04%	0.00%	0.04%
Copper	0.04%	0.00%	0.04%
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	47

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
Industry	Domestic	Foreign	Total
Distributors	0.04%	0.00%	0.04%
Healthcare Supplies	0.04%	0.00%	0.04%
Office REITs	0.04%	0.00%	0.04%
Electronic Manufacturing Services	0.00%	0.04%	0.04%
Construction Materials	0.03%	0.00%	0.03%
Trucking	0.03%	0.00%	0.03%
Auto Parts & Equipment	0.01%	0.02%	0.03%
Food Retail	0.03%	0.00%	0.03%
Apparel, Accessories & Luxury Goods	0.03%	0.00%	0.03%
Broadcasting	0.03%	0.00%	0.03%
Internet Services & Infrastructure	0.03%	0.00%	0.03%
Water Utilities	0.03%	0.00%	0.03%
Drug Retail	0.03%	0.00%	0.03%
Steel	0.02%	0.00%	0.02%
Advertising	0.02%	0.00%	0.02%
Real Estate Services	0.02%	0.00%	0.02%
Metal & Glass Containers	0.02%	0.00%	0.02%
Technology Distributors	0.02%	0.00%	0.02%
Construction & Engineering	0.02%	0.00%	0.02%
Gas Utilities	0.01%	0.00%	0.01%
Consumer Electronics	0.00%	0.01%	0.01%
Computer & Electronics Retail	0.01%	0.00%	0.01%
Independent Power Producers & Energy Traders	0.01%	0.00%	0.01%
Reinsurance	0.00%	0.01%	0.01%
Brewers	0.01%	0.00%	0.01%
Leisure Products	0.01%	0.00%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
Alternative Carriers	0.01%	0.00%	0.01%
Human Resource & Employment Services	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Household Appliances	0.01%	0.00%	0.01%
Housewares & Specialties	0.01%	0.00%	0.01%
Home Furnishings	0.01%	0.00%	0.01%
			54.28%
Sector	Percentage (based on Fair Value)
U.S. Treasuries	13.48%
Corporate Notes	11.31%
Agency Mortgage Backed	10.35%
Non-Agency Collateralized Mortgage Obligations	1.87%
Agency Collateralized Mortgage Obligations	0.20%
Asset Backed	0.16%
Sector	Percentage (based on Fair Value)
Municipal Bonds and Notes	0.11%
37.48%
Short-Term Investments	8.24%
8.24%
100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.
48	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Corp.	712	$ 66,216	$ 11,146	$ 13,698	$ (1,356)	$ (20,694)	675	$ 41,614	$ 799
State Street Global All Cap Equity ex-U.S. Index Portfolio	439,650	54,037,441	7,060,000	8,300,000	951,486	(10,489,996)	433,717	43,258,931	—
State Street Institutional Treasury Money Market Fund - Premier Class	5,372,404	5,372,404	13,461,124	13,907,533	—	—	4,925,995	4,925,995	6,253
State Street Institutional Treasury Plus Fund - Premier Class	2,309,897	2,309,897	2,478,860	2,223,224	—	—	2,565,533	2,565,533	4,939
State Street Institutional U.S. Government Money Market Fund - Class G Shares	5,658,078	5,658,078	31,127,667	31,618,556	—	—	5,167,189	5,167,189	8,922
TOTAL		$67,444,036	$54,138,797	$56,063,011	$950,130	$(10,510,690)		$55,959,262	$20,913
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	49

Elfun Tax-Exempt Income Fund
Fund Information — June 30, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $1,080,203 (in thousands) as of June 30, 2022 (a)(b)
Quality Ratings
as of June 30, 2022 as a % of Fair Value (a)(b)*
Moody’s / S&P / Rating	Percentage of Fair Value
Aaa / AAA	12.87%
Aa / AA	50.70%
A / A	28.52%
Baa / BBB	5.98%
NR / Other	1.93%
100.00%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional Treasury Plus Fund — Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
50	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Understanding Your Fund’s Expenses — June 30, 2022 (Unaudited)
As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value January 1, 2022	$1,000.00	$1,000.00
Ending Account value June 30, 2022	$ 913.40	$1,023.80
Expenses Paid During Period*	$ 1.00	$ 1.05
*	Expenses are equal to the Fund's annualized expense ratio of 0.21% (for the period January 1, 2022 - June 30, 2022), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Elfun Tax-Exempt Income Fund	51

Elfun Tax-Exempt Income Fund
Schedule of Investments — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Municipal Bonds and Notes - 98.7% †
Alabama - 0.4%
City of Montgomery GO,
5.00% 12/01/30	$ 550,000	$ 634,941
The Health Care Authority of the City of Huntsville Revenue
5.00% 06/01/37	2,500,000	2,658,084
The Water Works Board of the City of Birmingham Revenue
5.00% 01/01/30	1,350,000	1,477,950
		4,770,975
Arizona - 1.8%
City of Mesa AZ Utility System Revenue (BAM Insured)
5.00% 07/01/29	500,000	562,719
City of Phoenix Civic Improvement Corp. Revenue
5.00% 07/01/26 - 07/01/30	2,370,000	2,590,808
City of Phoenix Civic Improvement Corp. Revenue (NPFG Insured)
5.50% 07/01/23 - 07/01/24	7,260,000	7,634,855
Maricopa County Industrial Development Authority Revenue
4.00% 01/01/41	3,000,000	2,925,169
Maricopa County Unified School District No 090 Saddle Mountain Revenue
5.00% 07/01/32	775,000	876,784
The University of Arizona Revenue
5.00% 06/01/46	5,000,000	5,277,144
		19,867,479
Arkansas - 0.4%
Springdale School District No 50 GO,
5.00% 06/01/27	500,000	557,359
University of Arkansas Revenue
5.00% 11/01/46 - 11/01/47	3,580,000	3,819,017
		4,376,376
California - 9.2%
California Health Facilities Financing Authority Revenue
5.00% 11/15/39 - 11/15/49	6,315,000	6,441,388
California State Public Works Board Revenue
5.25% 09/01/29	10,160,000	10,515,694
California State University Revenue
4.00% 11/01/45	5,900,000	5,795,386
City of Los Angeles CA Wastewater System Revenue
5.00% 06/01/43	10,000,000	10,898,484
City of Los Angeles Department of Airports Revenue
4.00% 05/15/42	1,000,000	970,818
5.00% 05/15/26 - 05/15/36	2,770,000	3,052,459
Fresno Unified School District GO,
4.00% 08/01/47 (a)	5,000,000	5,204,453
Los Angeles Department of Water & Power Power System Revenue
5.00% 07/01/48	5,500,000	5,920,465
Mount San Antonio Community College District GO,
4.00% 08/01/49	3,000,000	2,926,018
	Principal Amount	Fair Value
Oakland Unified School District/Alameda County
4.00% 08/01/34	$ 1,000,000	$ 1,006,792
San Diego County Regional Airport Authority Revenue
5.00% 07/01/30	2,000,000	2,206,654
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
5.00% 05/01/49	7,000,000	7,378,733
San Francisco City & County Public Utilities Commission Wastewater Revenue
5.00% 10/01/26 (b)	500,000	556,145
State of California GO,
4.00% 04/01/49	700,000	688,393
5.00% 02/01/31 - 08/01/46	15,255,000	16,183,194
State of California Department of Water Resources Revenue
5.00% 12/01/29 (a)	8,120,000	8,693,034
University of California Revenue
3.25% 05/15/29	2,105,000	2,123,145
5.00% 05/15/38 - 05/15/48	9,000,000	9,438,512
		99,999,767
Colorado - 2.1%
Arapahoe County School District No 5 Cherry Creek GO,
5.00% 12/15/38	1,325,000	1,495,997
City & County of Denver Co. Airport System Revenue
5.00% 11/15/27	1,700,000	1,874,209
Colorado Health Facilities Authority Revenue
4.00% 08/01/49	5,100,000	4,568,913
5.00% 06/01/47 (a)	1,750,000	1,950,755
Regional Transportation District Sales Tax Revenue
4.25% 11/01/36	3,405,000	3,745,333
5.00% 11/01/29	7,925,000	9,158,702
		22,793,909
Connecticut - 4.1%
Connecticut State Health & Educational Facilities Authority Revenue
1.10% 07/01/48	1,000,000	993,536
5.00% 07/01/46	6,500,000	6,724,034
South Central Connecticut Regional Water Authority Revenue
5.00% 08/01/27 - 08/01/28 (a)	2,195,000	2,271,918
State of Connecticut GO,
3.00% 06/01/38	1,850,000	1,592,819
4.00% 08/01/33	1,000,000	1,014,787
State of Connecticut Special Tax Revenue
4.00% 11/01/38	215,000	215,147
5.00% 10/01/27 - 10/01/36	23,325,000	24,270,679
State of Connecticut Clean Water Fund - State Revolving Fund Revenue
5.00% 05/01/37	7,000,000	7,657,987
		44,740,907

See Notes to Schedules of Investments and Notes to Financial Statements.
52	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Delaware - 0.9%
Delaware Transportation Authority Revenue
5.00% 06/01/45	$ 6,680,000	$ 6,887,565
State of Delaware GO,
3.00% 02/01/33	2,760,000	2,747,124
		9,634,689
District of Columbia - 3.9%
District of Columbia GO,
4.00% 10/15/39 - 10/15/44	9,485,000	9,520,762
5.00% 06/01/38 - 06/01/41	5,610,000	5,881,654
District of Columbia Revenue
5.00% 04/01/42 (a)	6,250,000	6,983,644
District of Columbia Water & Sewer Authority Revenue
4.00% 10/01/38	2,185,000	2,190,969
Metropolitan Washington Airports Authority Aviation Revenue
5.00% 10/01/25 (b)	500,000	536,539
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
5.00% 10/01/44	5,000,000	5,388,167
Washington Convention & Sports Authority Revenue
5.00% 10/01/28 - 10/01/30	1,360,000	1,556,548
Washington Convention & Sports Authority Tax Allocation Revenue.,
5.00% 10/01/29	750,000	856,911
Washington Metropolitan Area Transit Authority Revenue
5.00% 07/15/29 - 07/01/43	8,875,000	9,638,782
		42,553,976
Florida - 2.4%
Broward County FL Water & Sewer Utility Revenue
4.00% 10/01/39	750,000	759,902
Broward County FL Water & Sewer Utility Revenue (AGM Insured)
4.00% 10/01/44	1,300,000	1,286,961
City of Fort Lauderdale FL Water & Sewer Revenue
4.00% 09/01/41	1,000,000	1,008,533
City of Jacksonville
5.00% 10/01/30	2,880,000	3,261,544
County of Broward FL Port Facilities Revenue
4.00% 09/01/38 - 09/01/49	3,500,000	3,245,492
5.00% 09/01/26 (b)	500,000	540,551
County of Miami-Dade FL Water & Sewer System Revenue
4.00% 10/01/37	3,000,000	3,016,218
5.00% 10/01/43	5,000,000	5,427,964
Greater Orlando Aviation Authority Revenue (AGM Insured)
5.00% 10/01/28	1,625,000	1,800,648
Hillsborough County Aviation Authority Revenue
5.00% 10/01/27	250,000	275,304
Martin County Health Facilities Authority Revenue
4.00% 01/01/46	5,000,000	4,862,279
State of Florida GO,
4.00% 07/01/33	535,000	555,895
	Principal Amount	Fair Value
5.00% 06/01/26	$ 520,000	$ 575,854
		26,617,145
Georgia - 5.3%
City of Atlanta GA Airport Passenger Facility Charge Revenue
4.00% 07/01/40	1,500,000	1,466,274
5.00% 01/01/32 - 01/01/34	8,500,000	8,755,334
City of Atlanta GA Department of Aviation Revenue
5.00% 07/01/27 - 07/01/35	1,500,000	1,650,096
City of Atlanta GA Water & Wastewater Revenue
4.00% 11/01/38	1,500,000	1,505,608
5.00% 11/01/40 - 11/01/41	6,070,000	6,535,653
5.25% 11/01/30 (a)	5,690,000	5,947,833
City of Atlanta GA Water & Wastewater Revenue (AGM Insured)
5.75% 11/01/30	4,500,000	5,457,270
Development Authority of Gwinnett County Revenue
5.00% 07/01/37 - 07/01/40	9,325,000	10,046,054
Municipal Electric Authority of Georgia Revenue
5.00% 01/01/35	5,500,000	5,701,183
Private Colleges & Universities Authority Revenue
5.00% 10/01/29	550,000	611,638
State of Georgia GO,
4.00% 07/01/36	10,000,000	10,364,676
		58,041,619
Hawaii - 0.6%
State of Hawaii GO,
5.00% 01/01/36	4,850,000	5,375,567
State of Hawaii State Highway Fund Revenue
5.00% 01/01/26	900,000	981,532
		6,357,099
Illinois - 3.1%
Chicago O'Hare International Airport Revenue
5.00% 01/01/46 - 01/01/48	7,000,000	7,283,201
5.25% 01/01/42	8,000,000	8,411,133
Illinois Finance Authority Revenue
5.00% 07/01/35	2,000,000	2,243,870
Northern Illinois Municipal Power Agency Revenue
4.00% 12/01/36	1,000,000	1,000,000
State of Illinois GO,
5.00% 03/01/25 - 12/01/32	12,150,000	12,988,278
State of Illinois Sales Tax Revenue
4.00% 06/15/27	1,000,000	1,031,463
5.00% 06/15/28	500,000	541,479
Will County School District No 122 GO,
4.00% 10/01/32	500,000	521,573
		34,020,997

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	53

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Indiana - 0.7%
Ball State University Revenue
5.00% 07/01/29	$ 500,000	$ 569,477
Indianapolis Local Public Improvement Bond Bank Revenue
4.00% 02/01/44	6,500,000	6,500,352
		7,069,829
Iowa - 0.1%
Board Of Regents State Of Iowa Revenue
3.00% 09/01/30	1,000,000	1,003,630
State of Iowa GO,
5.00% 06/01/29	360,000	414,041
		1,417,671
Kentucky - 1.4%
Kentucky State Property & Building Commission Revenue
5.00% 02/01/33 - 04/01/37	11,705,000	12,565,296
Louisville Water Co. Revenue
3.00% 11/15/34	1,000,000	941,944
University of Louisville Revenue (BAM Insured)
5.00% 09/01/28	1,045,000	1,160,136
		14,667,376
Louisiana - 0.1%
City of New Orleans GO,
5.00% 12/01/32	1,000,000	1,143,389
Maine - 0.1%
Maine Turnpike Authority Revenue
5.00% 07/01/42	1,000,000	1,000,000
Maryland - 2.8%
City of Baltimore Revenue
4.00% 07/01/44	3,130,000	3,121,527
5.00% 07/01/35 - 07/01/46	15,920,000	16,978,492
5.00% 07/01/38 (a)	9,375,000	9,811,224
		29,911,243
Massachusetts - 3.6%
City of Cambridge GO,
5.00% 02/15/26	550,000	604,216
Commonwealth of Massachusetts GO,
4.00% 05/01/44	3,045,000	3,041,065
5.00% 03/01/46	7,000,000	7,184,736
5.25% 09/01/43 - 01/01/44	17,950,000	19,808,464
Massachusetts Development Finance Agency Revenue
4.00% 06/01/49 (a)	1,000,000	1,081,387
Massachusetts Port Authority Revenue
5.00% 07/01/31	500,000	556,788
Massachusetts Water Resources Authority Revenue (BAM Insured)
4.00% 08/01/36	1,490,000	1,506,375
Massachusetts Water Resources Authority Revenue
5.00% 08/01/32 (a)	4,140,000	4,285,526
	Principal Amount	Fair Value
5.00% 08/01/37	$ 535,000	$ 615,001
		38,683,558
Michigan - 1.3%
Michigan Finance Authority Revenue
5.00% 12/01/47 (a)	4,000,000	4,057,388
5.00% 11/15/48	3,500,000	3,616,620
State of Michigan Revenue
5.00% 03/15/27	4,415,000	4,931,244
University of Michigan Revenue
5.00% 04/01/46 (a)	1,000,000	1,100,276
		13,705,528
Minnesota - 1.5%
City of Minneapolis GO,
3.00% 12/01/34	1,315,000	1,243,201
City of Rochester Revenue
4.00% 11/15/48	5,330,000	5,185,078
City of St Cloud Revenue
5.00% 05/01/48	2,000,000	2,067,468
Cloquet Independent School District No 94 GO,
4.00% 02/01/36	1,675,000	1,699,872
Maple River Independent School District No 2135 GO,
5.00% 02/01/28	1,325,000	1,494,798
University of Minnesota Revenue
5.00% 09/01/39	4,350,000	4,695,976
		16,386,393
Mississippi - 0.3%
State of Mississippi GO,
5.00% 10/01/36	3,000,000	3,322,442
Missouri - 1.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
5.00% 10/01/44 (a)	8,010,000	8,080,897
City of Kansas City MO Sanitary Sewer System Revenue
4.00% 01/01/40	1,725,000	1,733,968
City of St Louis MO Airport Revenue Revenue
5.00% 07/01/24	565,000	590,619
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00% 07/01/28 - 11/15/48	2,700,000	2,596,775
Metropolitan St Louis Sewer District Revenue
5.00% 05/01/45 (a)	480,000	516,749
5.00% 05/01/45 - 05/01/46	2,520,000	2,718,233
Missouri Joint Municipal Electric Utility Commission Revenue
5.00% 12/01/27	1,715,000	1,837,494
		18,074,735
Nebraska - 0.1%
Nebraska Public Power District Revenue
5.00% 01/01/32	500,000	575,564

See Notes to Schedules of Investments and Notes to Financial Statements.
54	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Omaha School District GO,
3.00% 12/15/32	$ 1,000,000	$ 983,210
		1,558,774
New Hampshire - 0.0%*
New Hampshire Business Finance Authority Revenue
5.00% 08/15/27	250,000	276,713
New Jersey - 6.6%
New Hampshire Municipal Bond Bank Revenue
3.00% 02/15/32	1,000,000	968,289
5.00% 08/15/33 (b)	500,000	579,503
New Jersey Economic Development Authority Revenue
5.00% 11/01/29 - 06/15/43	12,750,000	13,266,932
5.25% 06/15/40 (a)	220,000	239,369
New Jersey Educational Facilities Authority Revenue
5.00% 07/01/32	500,000	571,389
5.50% 09/01/30 - 09/01/33	14,700,000	15,635,859
New Jersey Health Care Facilities Financing Authority Revenue (AGM Insured)
4.13% 07/01/38	6,215,000	6,231,321
New Jersey Transportation Trust Fund Authority Revenue
5.00% 06/15/30 - 06/15/45	8,250,000	8,672,690
New Jersey Turnpike Authority Revenue
4.00% 01/01/48	5,000,000	4,897,538
5.00% 01/01/33 - 01/01/45	15,400,000	16,204,468
State of New Jersey GO,
5.00% 06/01/28 - 06/01/40	3,770,000	4,157,735
		71,425,093
New York - 12.0%
Battery Park City Authority Revenue
4.00% 11/01/44	1,590,000	1,580,949
Build NYC Resource Corp.
5.00% 07/01/41	2,000,000	2,018,113
City of New York GO,
5.00% 08/01/26 - 08/01/43	10,500,000	11,276,981
Hudson Yards Infrastructure Corp. Revenue
4.00% 02/15/43 - 02/15/44	6,830,000	6,585,105
5.00% 02/15/39 - 02/15/45	11,000,000	11,751,165
Metropolitan Transportation Authority Revenue
4.00% 11/15/48	1,000,000	885,117
5.00% 11/15/29 - 11/15/37	7,960,000	8,116,220
5.25% 11/15/55	1,000,000	1,039,167
Metropolitan Transportation Authority Revenue (AGM Insured)
4.00% 11/15/49	5,000,000	4,596,801
New York City Transitional Finance Authority Building Aid Revenue
4.00% 07/15/38	2,190,000	2,144,124
5.00% 07/15/36	6,000,000	6,520,990
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00% 11/01/42	5,000,000	4,925,764
5.00% 02/01/41 - 02/01/43	17,500,000	18,315,355
	Principal Amount	Fair Value
New York City Water & Sewer System Revenue
5.00% 06/15/49	$ 6,460,000	$ 6,946,284
New York Liberty Development Corp. Revenue
3.00% 09/15/43	2,000,000	1,647,843
4.00% 02/15/43	1,000,000	961,629
New York State Dormitory Authority Revenue
4.00% 08/01/38 - 07/01/41	6,655,000	6,550,188
5.00% 03/15/45	12,500,000	13,278,682
5.00% 07/01/46 (a)	4,000,000	4,496,892
New York State Dormitory Authority (BAM Insured)
4.25% 10/01/51	610,000	595,312
New York State Urban Development Corp. Revenue
4.00% 03/15/42 - 03/15/45	2,000,000	1,942,991
New York Transportation Development Corp.
5.00% 12/01/28	500,000	530,133
Port Authority of New York & New Jersey Revenue
3.00% 10/01/28	1,000,000	988,316
4.00% 12/01/27	250,000	268,240
5.00% 07/15/33 - 09/01/48	7,000,000	7,577,502
St Lawrence County Industrial Development Agency Revenue
5.00% 09/01/32	250,000	271,817
The New York City Trust for Cultural Resources Revenue
4.00% 12/01/35	500,000	507,164
Town of Oyster Bay NY
5.00% 08/01/24	500,000	526,578
Triborough Bridge & Tunnel Authority Revenue
5.25% 05/15/41	1,000,000	1,143,468
Utility Debt Securitization Authority Revenue
5.00% 12/15/35	2,000,000	2,125,286
		130,114,176
North Carolina - 0.6%
City of Charlotte NC Airport Revenue
5.00% 07/01/28	375,000	422,188
Greater Asheville Regional Airport Authority
5.00% 07/01/27	550,000	598,839
North Carolina Capital Facilities Finance Agency Revenue
4.00% 10/01/44	2,000,000	1,971,295
The University of North Carolina at Charlotte Revenue
5.00% 10/01/47	3,545,000	3,787,074
		6,779,396
North Dakota - 0.0%*
City of Grand Forks Revenue
5.00% 12/01/27	250,000	270,924
Ohio - 6.0%
City of Columbus GO,
5.00% 07/01/26 - 08/15/30 (a)	13,055,000	13,491,542
5.00% 04/01/32	1,000,000	1,128,386
County of Franklin GO,
5.00% 12/01/31	1,500,000	1,626,022

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	55

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
County of Franklin Revenue
5.00% 12/01/47	$ 1,125,000	$ 1,175,901
Northeast Ohio Regional Sewer District Revenue
3.00% 11/15/34	1,385,000	1,294,324
4.00% 11/15/43	7,550,000	7,526,215
5.00% 11/15/38 (a)	12,000,000	12,342,560
Ohio Higher Educational Facility Commission Revenue
4.00% 10/01/47	750,000	715,672
Ohio Turnpike & Infrastructure Commission Revenue
5.25% 02/15/39	18,250,000	18,655,634
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue
3.00% 12/01/34	1,770,000	1,686,734
State of Ohio
5.00% 06/15/36	1,450,000	1,620,692
University of Cincinnati Revenue
5.00% 06/01/45	3,500,000	3,710,560
		64,974,242
Oklahoma - 0.8%
City of Bixby OK
4.00% 06/01/32	1,790,000	1,924,072
Oklahoma Capitol Improvement Authority Revenue
5.00% 07/01/28 - 07/01/29	5,000,000	5,257,129
Oklahoma City Zoological Trust OK Sales Tax Revenue
4.00% 06/01/29	1,340,000	1,452,574
		8,633,775
Oregon - 1.0%
City of Eugene OR Water Utility System Revenue
4.00% 08/01/45	1,000,000	997,179
City of Portland OR Sewer System Revenue
3.00% 03/01/37	860,000	772,536
Clackamas County School District No 7J Lake Oswego GO,
4.00% 06/01/33	1,000,000	1,035,560
Clackamas County School District No 86 Canby
4.00% 06/15/40	3,470,000	3,474,852
Port of Portland OR Airport Revenue
5.00% 07/01/28 - 07/01/39	3,890,000	4,046,566
		10,326,693
Pennsylvania - 5.4%
Allegheny County Hospital Development Authority Revenue
4.00% 07/15/39	1,500,000	1,453,384
City of Philadelphia GO,
5.00% 02/01/24 - 08/01/36	10,105,000	10,888,487
City of Philadelphia PA Airport Revenue
5.00% 07/01/31	1,395,000	1,540,986
City of Philadelphia PA Water & Wastewater Revenue
5.00% 10/01/33 - 10/01/47	16,450,000	17,898,523
City of Pittsburgh GO,
5.00% 09/01/32	250,000	285,277
	Principal Amount	Fair Value
Commonwealth of Pennsylvania GO,
5.00% 07/15/27	$ 640,000	$ 718,606
Delaware River Joint Toll Bridge Commission Revenue
5.00% 07/01/26	1,000,000	1,101,207
Delaware River Port Authority Revenue
5.00% 01/01/29 (a)	5,000,000	5,232,653
5.00% 01/01/39 - 01/01/40	3,600,000	3,826,637
Erie City Water Authority Revenue (BAM Insured)
5.00% 12/01/33	1,110,000	1,265,210
General Authority of Southcentral Pennsylvania Revenue
4.00% 06/01/49	3,015,000	2,847,438
Montgomery County Higher Education and Health Authority Revenue
4.00% 09/01/49	3,000,000	2,796,194
Pennsylvania Economic Development Financing Authority Revenue
4.00% 11/15/42	5,000,000	4,753,222
The School District of Philadelphia GO,
4.00% 09/01/38	1,750,000	1,763,969
5.00% 09/01/28	840,000	938,550
Upper Merion Area School District GO,
3.00% 01/15/42	2,000,000	1,691,153
		59,001,496
Rhode Island - 0.8%
Rhode Island Health and Educational Building Corp. Revenue
4.00% 05/15/34	1,400,000	1,439,057
5.00% 09/01/43	5,000,000	5,123,272
Rhode Island Health and Educational Building Corp. Revenue (BAM Insured)
5.00% 05/15/29	200,000	226,537
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund Revenue
5.00% 10/01/28 (a)	2,200,000	2,396,066
		9,184,932
South Carolina - 2.0%
Beaufort County School District GO,
4.00% 03/01/33	2,200,000	2,334,500
South Carolina Public Service Authority Revenue
5.00% 12/01/37 - 12/01/38	12,000,000	12,384,129
Spartanburg County School District No 5 GO,
3.00% 03/01/35	2,200,000	2,013,443
State of South Carolina GO,
5.00% 04/01/35	3,890,000	4,563,835
		21,295,907
Tennessee - 1.1%
City of Memphis GO,
4.00% 06/01/44 - 06/01/46	7,575,000	7,443,777
City of Murfreesboro GO,
3.00% 06/01/35	1,000,000	913,189

See Notes to Schedules of Investments and Notes to Financial Statements.
56	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
County of Hamblen GO,
4.00% 05/01/40	$ 780,000	$ 777,107
County of Shelby GO,
3.13% 04/01/32	1,500,000	1,478,727
Memphis-Shelby County Airport Authority Revenue
5.00% 07/01/31	375,000	414,244
The Metropolitan Nashville Airport Authority Revenue
5.00% 07/01/54	1,000,000	1,038,725
		12,065,769
Texas - 8.6%
Arlington Higher Education Finance Corp. Revenue
5.00% 08/15/28	500,000	563,161
Arlington Independent School District
4.00% 02/15/36	1,220,000	1,253,215
Board of Regents of the University of Texas System Revenue
5.00% 08/15/26	10,000,000	11,107,928
City of Austin TX Airport System Revenue
5.00% 11/15/46	3,000,000	3,134,052
City of Austin TX Water & Wastewater System Revenue
5.00% 11/15/33 - 11/15/42	14,345,000	14,576,148
City of Dallas TX Waterworks & Sewer System Revenue
5.00% 10/01/46	3,550,000	3,861,989
City of Houston GO,
5.00% 03/01/30	300,000	346,833
City of Houston TX Airport System Revenue
5.00% 07/01/28 - 07/01/30	2,300,000	2,534,490
City of Houston TX Combined Utility System Revenue
5.00% 05/15/28	5,000,000	5,256,103
City of Temple TX Utility System Revenue
3.00% 08/01/35	1,000,000	944,174
Community Independent School District
5.00% 02/15/32	500,000	572,670
Conroe Independent School District GO,
5.00% 02/15/33 (b)	500,000	582,256
County of Harris GO,
5.00% 10/01/30	1,000,000	1,150,052
Dallas Fort Worth International Airport Revenue
5.00% 11/01/32	2,000,000	2,040,208
5.25% 11/01/29	5,000,000	5,175,783
Dallas Independent School District GO,
5.00% 02/15/34	885,000	993,458
Grand Parkway Transportation Corp. Rev.,
5.00% 10/01/48	1,050,000	1,119,897
Greater Texoma Utility Authority
5.00% 10/01/35	600,000	693,726
Love Field Airport Modernization Corp. Revenue
5.00% 11/01/29	1,500,000	1,631,348
Lower Colorado River Authority Revenue
5.00% 05/15/44	2,000,000	2,101,113
North Texas Municipal Water District Water System Revenue
3.00% 09/01/34	1,500,000	1,469,453
	Principal Amount	Fair Value
North Texas Tollway Authority Revenue
5.00% 01/01/26 - 01/01/48	$ 8,000,000	$ 8,572,821
Port Authority of Houston of Harris County Texas Revenue
5.00% 10/01/29	500,000	574,806
Round Rock Independent School District GO,
5.00% 08/01/32	2,725,000	3,040,775
San Antonio Water System Revenue
5.00% 05/15/31	750,000	866,780
State of Texas GO,
4.00% 10/01/44	1,985,000	1,977,060
Texas Municipal Power Agency Revenue (AGM Insured)
3.00% 09/01/28	275,000	276,640
Texas Transportation Commission State Highway Fund Revenue
5.00% 04/01/23	10,750,000	11,026,339
Texas Water Development Board Revenue
3.00% 10/15/33	1,000,000	950,804
The Harris County Toll Road Authority Revenue
4.00% 08/15/37	1,000,000	1,014,762
Tyler Independent School District
5.00% 02/15/32	500,000	574,556
University of Houston
5.00% 02/15/33	1,000,000	1,185,430
Upper Trinity Regional Water District Revenue (BAM Insured)
4.00% 08/01/29	400,000	428,352
West Harris County Regional Water Authority Revenue
4.00% 12/15/33	1,000,000	1,058,049
Willis Independent School District GO,
5.00% 02/15/32 (b)	500,000	576,164
		93,231,395
Utah - 0.7%
Alpine School District GO,
3.00% 03/15/32	2,475,000	2,445,407
Central Valley Water Reclamation Facility Revenue
3.00% 03/01/30	1,145,000	1,153,682
City of Salt Lake City Public Utiities Revenue
4.00% 02/01/45	1,530,000	1,525,741
City of Salt Lake City UT Airport Revenue
5.00% 07/01/27	2,500,000	2,726,829
		7,851,659
Virginia - 2.7%
County of Fairfax GO,
4.00% 10/01/35	6,645,000	7,030,547
County of Loudoun GO,
4.00% 12/01/37	2,000,000	2,091,517
University of Virginia Revenue
5.00% 04/01/47	6,000,000	6,449,623
Virginia Commonwealth Transportation Board Revenue
4.00% 05/15/30	3,000,000	3,161,824
Virginia Independent School District No 706 GO,
5.00% 02/01/30	2,500,000	2,798,465

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	57

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Virginia Resources Authority Revenue
4.00% 11/01/41	$ 5,585,000	$ 5,658,877
5.00% 11/01/46	1,720,000	1,860,987
		29,051,840
Washington - 2.2%
Auburn School District No 408 of King & Pierce Counties GO,
5.00% 12/01/35	1,040,000	1,146,527
City of Seattle WA Drainage & Wastewater Revenue
4.00% 09/01/38	1,000,000	1,016,810
City of Seattle WA Municipal Light & Power Revenue Revenue
4.00% 07/01/37	1,000,000	1,028,502
City of Seattle WA Solid Waste Revenue
5.00% 08/01/29	1,695,000	1,949,769
Clark County Washington School District GO,
4.00% 12/01/32	475,000	499,664
5.00% 12/01/28	665,000	738,042
County of King WA Sewer Revenue
4.00% 01/01/44	1,400,000	1,401,016
Pierce & King Counties School District No 417 Fife GO,
4.00% 12/01/35	1,450,000	1,526,947
Port of Seattle Revenue
5.00% 09/01/25 - 09/01/26	2,800,000	3,023,324
Port of Seattle GO,
5.00% 12/01/26	1,955,000	2,151,561
Spokane County School District No 81 Spokane GO,
4.00% 12/01/39	1,000,000	1,014,330
State of Washington GO,
5.00% 08/01/35 - 02/01/39	6,200,000	6,745,591
Washington Higher Education Facilities Authority Rev.,
4.00% 05/01/38	1,890,000	1,833,646
Yakima County School District No 208 West Valley GO,
5.00% 12/01/30	300,000	341,945
		24,417,674
Wisconsin - 0.3%
State of Wisconsin GO,
4.00% 05/01/40	2,000,000	2,022,820
University of Wisconsin Hospitals & Clinics Revenue
5.00% 04/01/28	500,000	562,892
Wisconsin Health & Educational Facilities Authority Series MTN
5.00% 10/01/27 (b)	1,000,000	1,100,868
		3,686,580
Total Municipal Bonds and Notes (Cost $1,095,581,880)		1,073,304,140
	Principal Amount	Fair Value
Short-Term Investments - 0.6%
State Street Institutional Treasury Plus Fund - Premier Class 1.56% (c)(d)	6,898,726	$ 6,898,726
Total Investments (Cost $1,102,480,606)		1,080,202,866
Other Assets and Liabilities, net - 0.7%		7,798,651
NET ASSETS - 100.0%		$ 1,088,001,517
Notes to Schedule of Investments – June 30, 2022 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2022.
*	Less than 0.05%.
Abbreviations:
BAM - Build America Mutual Assurance Company
NPFG - National Public Finance Guaranty Corporation

See Notes to Schedules of Investments and Notes to Financial Statements.
58	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds and Notes	$ —	$ 1,073,304,140	$ —	$ 1,073,304,140
Short-Term Investments	6,898,726	—	—	6,898,726
Total Investments in Securities	$ 6,898,726	$ 1,073,304,140	$ —	$ 1,080,202,866

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	3,950,909	$3,950,909	$92,376,789	$89,428,972	$—	$—	6,898,726	$6,898,726	$19,400
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	59

Elfun Income Fund
Fund Information — June 30, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $207,455 (in thousands) as of June 30, 2022 (a)
Quality Ratings
as of June 30, 2022 as a % of Fair Value (a)(b)*
Moody’s / S&P / Rating	Percentage of Fair Value
Aaa / AAA	4.58%
Aa / AA	59.38%
A / A	6.15%
Baa / BBB	18.85%
Ba / BB and lower	1.63%
NR / Other	9.41%
100.00%

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
(b)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund Class G Shares.
*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
60	Elfun Income Fund

Elfun Income Fund
Understanding Your Fund’s Expenses — June 30, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value January 1, 2022	$1,000.00	$1,000.00
Ending Account value June 30, 2022	$ 888.90	$1,023.30
Expenses Paid During Period*	$ 1.45	$ 1.56
*	Expenses are equal to the Fund's annualized net expense ratio of 0.31% (for the period January 1, 2022 - June 30, 2022), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Elfun Income Fund	61

Elfun Income Fund
Schedule of Investments — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 104.9% †
U.S. Treasuries - 37.3%
U.S. Treasury Bonds
1.13%, 05/15/40 (a)	$ 3,079,000	$ 2,143,273
1.88%, 02/15/41	4,044,000	3,171,381
1.88%, 02/15/51 (a)	2,799,000	2,099,687
2.25%, 08/15/46 (a)	1,518,000	1,223,650
3.00%, 08/15/48 (a)	2,843,000	2,685,747
U.S. Treasury Notes
0.25%, 07/31/25 (a)	6,424,400	5,897,399
0.63%, 10/15/24 (a)	2,555,000	2,420,463
0.75%, 12/31/23	6,679,000	6,460,628
0.75%, 01/31/28 (a)	18,915,000	16,659,977
1.13%, 01/15/25	3,658,000	3,487,960
1.25%, 11/30/26	2,570,000	2,379,860
1.50%, 02/29/24	4,713,000	4,601,987
1.63%, 05/15/31 (a)	12,204,000	10,903,511
1.75%, 01/31/29	1,116,000	1,029,161
2.63%, 02/15/29 (a)	1,518,000	1,477,678
2.88%, 05/15/32	626,000	619,055
		67,261,417
Agency Mortgage Backed - 29.0%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	4,726,055	4,471,198
4.50%, 06/01/33 - 02/01/35 (a)	7,264	7,503
5.00%, 07/01/35 (a)	55,761	58,661
5.50%, 01/01/38 - 04/01/39 (a)	95,165	101,701
6.00%, 06/01/33 - 11/01/37 (a)	201,737	217,560
7.00%, 01/01/27 - 08/01/36 (a)	46,363	50,400
7.50%, 11/01/29 - 09/01/33 (a)	5,861	6,240
8.00%, 11/01/30 (a)	2,222	2,384
Federal National Mortgage Assoc.
2.50%, 02/01/51 - 03/01/51 (a)	8,002,541	7,229,247
3.50%, 08/01/45 - 01/01/48 (a)	3,784,959	3,695,864
4.00%, 01/01/41 - 01/01/50 (a)	2,100,216	2,101,117
4.50%, 07/01/33 - 12/01/48 (a)	1,120,798	1,143,931
5.00%, 03/01/34 - 05/01/39 (a)	117,653	123,729
5.50%, 12/01/32 - 01/01/39 (a)	311,710	332,744
6.00%, 01/01/29 - 05/01/41 (a)	735,922	794,009
	Principal Amount	Fair Value
6.50%, 08/01/28 - 08/01/36 (a)	$ 35,497	$ 37,532
7.00%, 10/01/32 - 02/01/34 (a)	7,528	7,971
7.50%, 12/01/26 - 03/01/33 (a)	22,752	24,222
8.00%, 06/01/24 - 10/01/31 (a)	5,551	5,829
8.50%, 04/01/30 (a)	1,220	1,360
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
2.97%, 04/01/37 (a)(b)	1,964	1,969
Federal National Mortgage Assoc. TBA
3.00%, 07/01/52 (c)	3,514,034	3,276,768
3.50%, 07/01/52 (c)	3,514,034	3,384,591
4.00%, 07/01/52 (c)	3,012,029	2,973,673
5.00%, 07/01/52 (c)	16,000,000	16,330,080
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45 (a)	4,051,809	3,895,758
3.50%, 08/20/48 (a)	789,652	775,612
4.00%, 01/20/41 - 04/20/43 (a)	661,444	673,236
4.50%, 08/15/33 - 03/20/41 (a)	309,679	321,913
5.00%, 08/15/33 (a)	18,177	19,035
6.00%, 04/15/27 - 04/15/35 (a)	102,596	110,994
6.50%, 03/15/24 - 09/15/36 (a)	36,765	39,535
7.00%, 11/15/27 - 10/15/36 (a)	29,119	31,319
7.50%, 03/15/23 - 10/15/28 (a)	6,688	6,973
8.00%, 09/15/27 - 06/15/30 (a)	17,513	18,160
		52,272,818
Agency Collateralized Mortgage Obligations - 0.7%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (b)(d)	608,252	2,660
2.51%, 07/25/29	745,000	702,948
4.05%, 09/25/28 (b)	300,000	310,073
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (d)	23,408	374
5.50%, 06/15/33 (d)	17,659	2,831
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (e)	330	309

See Notes to Schedules of Investments and Notes to Financial Statements.
62	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
8.00%, 02/01/23 - 07/01/24 (d)	$ 431	$ 25
Federal National Mortgage Assoc. REMIC
1.12%, 12/25/42 (b)(d)	134,852	4,322
5.00%, 02/25/40 - 09/25/40 (d)	40,038	4,056
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
4.38%, 07/25/38 (b)(d)	18,217	2,000
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
4.93%, 11/25/41 (b)(d)	1,913,054	286,603
Federal National Mortgage Assoc. STRIPS
0.00%, 12/25/34 (e)	18,621	15,411
4.50%, 08/25/35 - 01/25/36 (d)	33,928	4,809
5.00%, 03/25/38 - 05/25/38 (d)	20,214	3,773
5.50%, 12/25/33 (d)	6,028	1,156
6.00%, 01/25/35 (d)	23,627	4,170
7.50%, 11/25/23 (d)	631	19
8.00%, 08/25/23 - 07/25/24 (d)	794	47
		1,345,586
Asset Backed - 0.6%
Chase Funding Trust 2004-1
4.99%, 11/25/33	74,712	74,712
Enterprise Fleet Financing 2019-1 LLC
3.07%, 10/20/24 (f)	429,770	429,825
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/24	543,958	537,454
		1,041,991
Corporate Notes - 30.3%
3M Co.
3.13%, 09/19/46 (a)	19,000	14,935
7-Eleven Inc.
0.95%, 02/10/26 (a)(f)	263,000	232,389
Abbott Laboratories
3.75%, 11/30/26 (a)	28,000	28,213
4.90%, 11/30/46 (a)	66,000	69,364
AbbVie Inc.
2.60%, 11/21/24 (a)	111,000	107,541
3.20%, 05/14/26 - 11/21/29 (a)	148,000	138,378
3.25%, 10/01/22 (a)	64,000	64,000
4.05%, 11/21/39 (a)	46,000	40,996
	Principal Amount	Fair Value
4.25%, 11/21/49 (a)	$ 93,000	$ 82,432
4.40%, 11/06/42	33,000	30,001
4.63%, 10/01/42 (a)	7,000	6,454
4.70%, 05/14/45 (a)	13,000	12,244
4.88%, 11/14/48 (a)	10,000	9,636
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)	179,000	162,990
Advanced Micro Devices Inc.
4.39%, 06/01/52	70,000	68,097
AEP Texas Inc.
3.45%, 05/15/51 (a)	112,000	86,199
Aetna Inc.
3.50%, 11/15/24 (a)	51,000	50,448
Aircastle Ltd.
4.25%, 06/15/26 (a)	78,000	71,848
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(f)	203,000	192,353
Alcon Finance Corp.
2.60%, 05/27/30 (a)(f)	239,000	203,740
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	46,000	34,603
2.95%, 03/15/34	77,000	64,019
3.55%, 03/15/52	62,000	46,724
4.70%, 07/01/30 (a)	20,000	19,702
Altria Group Inc.
3.40%, 05/06/30 - 02/04/41 (a)	56,000	40,214
4.00%, 02/04/61 (a)	20,000	13,202
4.25%, 08/09/42 (a)	6,000	4,410
4.45%, 05/06/50 (a)	27,000	19,395
4.50%, 05/02/43 (a)	20,000	14,818
Amazon.com Inc.
1.50%, 06/03/30 (a)	33,000	27,458
2.50%, 06/03/50 (a)	38,000	26,907
2.70%, 06/03/60 (a)	30,000	20,299
2.88%, 05/12/41 (a)	67,000	53,725
3.15%, 08/22/27 (a)	15,000	14,611
3.25%, 05/12/61 (a)	51,000	38,886
4.05%, 08/22/47 (a)	16,000	15,004
4.25%, 08/22/57 (a)	10,000	9,389
Ameren Corp.
2.50%, 09/15/24 (a)	159,000	154,225
3.65%, 02/15/26 (a)	28,000	27,500
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	24,000	24,094
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	35,000	29,449
3.25%, 03/01/50 (a)	15,000	10,804

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	63

Elfun Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%, 04/01/48 (a)(b)	$ 10,000	$ 8,976
American Tower Corp.
1.50%, 01/31/28 (a)	124,000	103,084
2.90%, 01/15/30 (a)	45,000	38,430
3.70%, 10/15/49 (a)	26,000	19,613
3.80%, 08/15/29 (a)	54,000	49,582
American Water Capital Corp.
2.95%, 09/01/27 (a)	35,000	32,887
Amgen Inc.
2.00%, 01/15/32 (a)	126,000	102,521
2.45%, 02/21/30 (a)	20,000	17,459
3.00%, 01/15/52 (a)	43,000	30,591
3.15%, 02/21/40 (a)	76,000	60,298
4.20%, 02/22/52	40,000	35,094
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	169,984
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (a)	74,000	72,877
4.70%, 02/01/36 (a)	22,000	21,118
4.90%, 02/01/46 (a)	48,000	45,272
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	51,000	47,791
4.00%, 04/13/28 (a)	12,000	11,851
4.35%, 06/01/40 (a)	50,000	44,787
4.38%, 04/15/38 (a)	70,000	64,038
4.60%, 04/15/48 (a)	27,000	24,311
4.75%, 04/15/58 (a)	23,000	20,744
5.55%, 01/23/49 (a)	50,000	51,093
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	78,000	54,342
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(b)(f)	53,000	45,909
Apple Inc.
2.65%, 02/08/51 (a)	61,000	45,084
2.80%, 02/08/61 (a)	53,000	37,937
2.95%, 09/11/49 (a)	30,000	23,596
3.35%, 02/09/27 (a)	16,000	15,896
3.45%, 02/09/45 (a)	69,000	60,121
3.85%, 08/04/46 (a)	49,000	44,932
Applied Materials Inc.
4.35%, 04/01/47 (a)	27,000	26,104
	Principal Amount	Fair Value
Aptiv PLC
4.40%, 10/01/46 (a)	$ 19,000	$ 14,976
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	24,000	22,985
Ares Capital Corp.
2.88%, 06/15/28 (a)	171,000	136,032
3.25%, 07/15/25 (a)	352,000	325,582
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	83,000	63,409
Ascension Health
4.85%, 11/15/53 (a)	59,000	62,109
Ashtead Capital Inc.
1.50%, 08/12/26 (a)(f)	200,000	174,146
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	109,000	96,158
AstraZeneca PLC
3.00%, 05/28/51 (a)	51,000	40,528
4.00%, 01/17/29 (a)	15,000	14,947
4.38%, 08/17/48 (a)	7,000	6,885
AT&T Inc.
1.70%, 03/25/26 (a)	292,000	267,054
2.30%, 06/01/27 (a)	76,000	69,412
2.75%, 06/01/31 (a)	154,000	133,085
3.85%, 06/01/60 (a)	45,000	34,848
4.35%, 03/01/29 (a)	55,000	54,202
4.50%, 05/15/35 (a)	51,000	48,352
4.55%, 03/09/49 (a)	24,000	21,821
4.75%, 05/15/46 (a)	14,000	12,985
4.85%, 03/01/39 (a)	41,000	39,117
Athene Holding Ltd.
4.13%, 01/12/28 (a)	32,000	29,834
6.15%, 04/03/30 (a)	76,000	75,885
Avangrid Inc.
3.15%, 12/01/24 (a)	77,000	75,267
Bain Capital Specialty Finance Inc.
2.95%, 03/10/26 (a)	112,000	100,098
Bank of America Corp.
3.25%, 10/21/27 (a)	3,000	2,830
4.18%, 11/25/27 (a)	95,000	92,439
4.25%, 10/22/26 (a)	75,000	73,981
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	156,000	133,591
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	63,000	44,918
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(b)	26,000	25,176

See Notes to Schedules of Investments and Notes to Financial Statements.
64	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%, 12/20/28 (a)(b)	$ 36,000	$ 33,532
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(b)	101,000	96,215
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85%, 03/08/37 (b)	102,000	88,339
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(b)	61,000	52,074
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%, 04/24/38 (a)(b)	49,000	45,097
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%, 07/23/29 (a)(b)	13,000	12,502
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(b)	103,000	87,308
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	7,000	7,244
BAT Capital Corp.
2.73%, 03/25/31 (a)	75,000	59,074
4.39%, 08/15/37 (a)	51,000	40,531
4.54%, 08/15/47 (a)	20,000	14,696
4.70%, 04/02/27 (a)	48,000	46,927
4.91%, 04/02/30 (a)	50,000	46,441
BAT International Finance PLC
1.67%, 03/25/26 (a)	48,000	42,574
Baxter International Inc.
1.92%, 02/01/27	244,000	218,519
2.27%, 12/01/28	148,000	129,574
2.54%, 02/01/32	61,000	51,452
3.13%, 12/01/51	34,000	24,739
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	11,000	8,020
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	38,000	36,783
	Principal Amount	Fair Value
4.67%, 06/06/47 (a)	$ 8,000	$ 7,472
4.69%, 12/15/44 (a)	5,000	4,632
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	15,000	14,254
3.70%, 07/15/30 (a)	56,000	53,736
3.80%, 07/15/48 (a)	18,000	15,128
4.25%, 10/15/50 (a)	50,000	45,667
6.13%, 04/01/36 (a)	8,000	8,821
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	37,000	26,693
3.85%, 03/15/52	103,000	88,149
4.25%, 01/15/49 (a)	27,000	24,966
Berry Global Inc.
4.88%, 07/15/26 (a)(f)	144,000	137,511
BHP Billiton Finance USA Ltd.
5.00%, 09/30/43 (a)	10,000	10,290
Biogen Inc.
2.25%, 05/01/30 (a)	21,000	17,219
Block Financial LLC
2.50%, 07/15/28 (a)	72,000	62,555
3.88%, 08/15/30 (a)	21,000	19,055
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	49,000	47,557
Boston Scientific Corp.
4.70%, 03/01/49 (a)	6,000	5,734
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	59,000	42,931
3.38%, 02/08/61 (a)	84,000	62,236
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 12/31/99 (a)(b)	109,000	102,923
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	76,000	66,500
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	52,000	42,708
2.35%, 11/13/40 (a)	26,000	19,283
2.95%, 03/15/32	70,000	64,255
3.20%, 06/15/26 (a)	25,000	24,674
3.40%, 07/26/29 (a)	16,000	15,456
3.55%, 03/15/42	30,000	26,317
4.13%, 06/15/39 (a)	37,000	35,393
4.25%, 10/26/49 (a)	37,000	34,766
4.35%, 11/15/47 (a)	2,000	1,906
4.55%, 02/20/48 (a)	8,000	7,849

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	65

Elfun Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	$ 101,000	$ 86,655
3.90%, 03/15/27 (a)	21,000	20,110
Broadcom Inc.
3.14%, 11/15/35 (a)(f)	29,000	22,152
3.19%, 11/15/36 (a)(f)	4,000	3,038
3.42%, 04/15/33 (a)(f)	66,000	54,560
3.47%, 04/15/34 (a)(f)	8,000	6,489
4.15%, 11/15/30 (a)	31,000	28,427
4.30%, 11/15/32 (a)	50,000	45,486
4.93%, 05/15/37 (f)	41,000	36,826
Brown-Forman Corp.
4.00%, 04/15/38 (a)	8,000	7,239
Brunswick Corp.
2.40%, 08/18/31 (a)	187,000	138,488
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	10,000	9,617
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	46,000	42,352
4.55%, 09/01/44 (a)	66,000	63,469
Cameron LNG LLC
3.30%, 01/15/35 (a)(f)	9,000	7,701
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	34,000	32,654
4.95%, 06/01/47 (a)	26,000	24,735
Canadian Pacific Railway Co.
1.75%, 12/02/26	103,000	93,257
2.45%, 12/02/31	89,000	76,356
3.00%, 12/02/41	31,000	24,364
3.10%, 12/02/51	31,000	22,840
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(f)	176,000	178,013
Capital One Financial Corp.
3.75%, 07/28/26 (a)	86,000	82,284
Cardinal Health Inc.
3.08%, 06/15/24 (a)	18,000	17,705
Carlisle Companies Inc.
2.20%, 03/01/32 (a)	112,000	87,665
Carrier Global Corp.
2.72%, 02/15/30 (a)	48,000	41,485
3.58%, 04/05/50 (a)	48,000	36,425
Caterpillar Inc.
3.25%, 09/19/49 - 04/09/50 (a)	70,000	57,675
Cenovus Energy Inc.
2.65%, 01/15/32 (a)	52,000	43,068
3.75%, 02/15/52 (a)	59,000	44,875
Centene Corp.
3.00%, 10/15/30 (a)	49,000	40,613
3.38%, 02/15/30 (a)	223,000	189,122
4.25%, 12/15/27 (a)	370,000	345,491
	Principal Amount	Fair Value
CenterPoint Energy Inc.
2.65%, 06/01/31 (a)	$ 80,000	$ 68,225
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	68,000	47,862
3.70%, 04/01/51 (a)	102,000	69,297
4.80%, 03/01/50 (a)	102,000	80,811
5.05%, 03/30/29 (a)	25,000	24,109
5.75%, 04/01/48 (a)	27,000	24,280
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	144,000	147,401
7.00%, 06/30/24 (a)	282,000	292,457
Chevron Corp.
2.24%, 05/11/30 (a)	23,000	20,236
3.08%, 05/11/50 (a)	25,000	19,914
Chevron USA Inc.
3.85%, 01/15/28 (a)	92,000	91,518
3.90%, 11/15/24 (a)	26,000	26,251
Choice Hotels International Inc.
3.70%, 01/15/31 (a)	53,000	46,532
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	35,000	32,990
Church & Dwight Company Inc.
2.30%, 12/15/31	56,000	47,247
Cigna Corp.
2.40%, 03/15/30 (a)	46,000	39,497
3.25%, 04/15/25 (a)	42,000	41,205
3.40%, 03/01/27 - 03/15/50 (a)	44,000	39,553
3.75%, 07/15/23 (a)	12,000	12,014
3.88%, 10/15/47 (a)	9,000	7,410
4.13%, 11/15/25 (a)	65,000	65,174
4.38%, 10/15/28 (a)	17,000	16,845
4.80%, 08/15/38 (a)	15,000	14,605
4.90%, 12/15/48 (a)	7,000	6,720
Cintas Corp. No 2
4.00%, 05/01/32	155,000	152,329
Cisco Systems Inc.
5.90%, 02/15/39 (a)	24,000	27,321
Citigroup Inc.
4.45%, 09/29/27 (a)	12,000	11,798
4.65%, 07/23/48 (a)	54,000	50,234
Citigroup Inc. (0.98% fixed rate until 05/01/24; 0.67% + SOFR thereafter)
0.98%, 05/01/25 (a)(b)	75,000	70,271

See Notes to Schedules of Investments and Notes to Financial Statements.
66	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Citigroup Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	$ 77,000	$ 63,507
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%, 07/24/23 (a)(b)	43,000	42,979
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	36,000	31,416
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(b)	22,000	19,042
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(b)	94,000	77,649
CME Group Inc.
2.65%, 03/15/32	55,000	48,572
CMS Energy Corp.
4.88%, 03/01/44 (a)	81,000	77,170
CNA Financial Corp.
3.45%, 08/15/27 (a)	14,000	13,242
3.90%, 05/01/29 (a)	47,000	44,186
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	115,000	112,393
CNOOC Finance 2014 ULC
4.25%, 04/30/24 (a)	423,000	428,935
CNOOC Petroleum North America ULC
6.40%, 05/15/37 (a)	59,000	65,635
Comcast Corp.
2.65%, 08/15/62 (a)	36,000	23,167
2.80%, 01/15/51 (a)	43,000	30,394
2.89%, 11/01/51	37,000	26,460
2.94%, 11/01/56	29,000	20,125
2.99%, 11/01/63	37,000	25,277
3.20%, 07/15/36 (a)	46,000	39,020
3.25%, 11/01/39 (a)	61,000	50,143
3.97%, 11/01/47 (a)	55,000	47,566
4.15%, 10/15/28 (a)	43,000	42,891
CommonSpirit Health
4.35%, 11/01/42	130,000	116,577
Conagra Brands Inc.
5.30%, 11/01/38 (a)	19,000	17,944
5.40%, 11/01/48 (a)	11,000	10,397
ConocoPhillips Co.
4.30%, 11/15/44 (a)	45,000	41,357
	Principal Amount	Fair Value
Consolidated Edison Company of New York Inc.
2.90%, 12/01/26 (a)	$ 44,000	$ 41,673
3.35%, 04/01/30 (a)	20,000	18,625
3.88%, 06/15/47 (a)	22,000	18,419
3.95%, 04/01/50 (a)	18,000	15,691
Constellation Brands Inc.
3.15%, 08/01/29 (a)	102,000	91,876
3.70%, 12/06/26 (a)	45,000	43,832
4.50%, 05/09/47 (a)	35,000	31,092
Continental Resources Inc.
2.88%, 04/01/32 (f)	80,000	62,565
3.80%, 06/01/24 (a)	368,000	364,552
Corebridge Financial Inc.
3.90%, 04/05/32 (f)	240,000	215,362
Corning Inc.
4.38%, 11/15/57 (a)	22,000	18,091
Corporate Office Properties LP
2.00%, 01/15/29 (a)	85,000	68,549
2.25%, 03/15/26 (a)	69,000	62,516
2.75%, 04/15/31 (a)	42,000	34,073
Crown Castle International Corp.
2.90%, 03/15/27	170,000	157,301
3.30%, 07/01/30 (a)	141,000	124,423
4.15%, 07/01/50 (a)	20,000	16,533
5.20%, 02/15/49 (a)	31,000	29,780
CSL Finance PLC
4.25%, 04/27/32 (f)	103,000	100,711
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	79,000	73,487
CubeSmart LP
2.50%, 02/15/32	94,000	76,348
4.38%, 02/15/29 (a)	66,000	63,647
Cummins Inc.
1.50%, 09/01/30 (a)	51,000	41,339
2.60%, 09/01/50 (a)	51,000	34,907
CVS Health Corp.
3.00%, 08/15/26 (a)	51,000	48,867
3.25%, 08/15/29 (a)	40,000	36,532
3.63%, 04/01/27 (a)	49,000	47,723
3.75%, 04/01/30 (a)	35,000	32,741
3.88%, 07/20/25 (a)	24,000	23,905
4.25%, 04/01/50 (a)	23,000	19,775
4.30%, 03/25/28 (a)	4,000	3,960
4.78%, 03/25/38 (a)	26,000	24,610
5.00%, 12/01/24 (a)	59,000	60,268
5.13%, 07/20/45 (a)	27,000	26,065
5.30%, 12/05/43 (a)	51,000	50,624
Daimler Trucks Finance North America LLC
2.00%, 12/14/26 (f)	274,000	246,077

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	67

Elfun Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
2.38%, 12/14/28 (f)	$ 155,000	$ 133,491
2.50%, 12/14/31 (f)	155,000	126,322
Danaher Corp.
2.80%, 12/10/51	130,000	93,647
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	83,000	82,766
5.45%, 06/15/23 (a)	11,000	11,127
6.02%, 06/15/26 (a)	11,000	11,409
8.35%, 07/15/46 (a)	2,000	2,492
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (b)	320,000	276,061
Deutsche Telekom AG
3.63%, 01/21/50 (a)(f)	191,000	150,229
Devon Energy Corp.
5.00%, 06/15/45 (a)	15,000	13,930
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	45,000	40,302
3.25%, 11/15/39 (a)	24,000	19,910
3.40%, 11/15/49 (a)	10,000	8,083
Diamondback Energy Inc.
3.13%, 03/24/31 (a)	69,000	60,102
3.25%, 12/01/26 (a)	43,000	41,969
3.50%, 12/01/29 (a)	35,000	32,068
4.40%, 03/24/51 (a)	25,000	21,372
Digital Realty Trust LP
3.60%, 07/01/29 (a)	80,000	72,489
Discover Bank
2.70%, 02/06/30 (a)	250,000	208,170
Discovery Communications LLC
2.95%, 03/20/23 (a)	94,000	93,416
3.95%, 03/20/28 (a)	28,000	26,185
4.95%, 05/15/42 (a)	7,000	5,946
5.00%, 09/20/37 (a)	10,000	8,993
Dollar General Corp.
3.50%, 04/03/30 (a)	29,000	26,721
4.13%, 04/03/50 (a)	44,000	36,931
Dollar Tree Inc.
4.00%, 05/15/25 (a)	51,000	50,813
Dominion Energy Inc.
3.07%, 08/15/24 (a)(g)	66,000	64,454
3.38%, 04/01/30 (a)	76,000	69,500
Dover Corp.
2.95%, 11/04/29 (a)	51,000	46,367
DTE Energy Co.
2.85%, 10/01/26 (a)	22,000	20,810
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	26,000	22,897
Duke Energy Corp.
2.55%, 06/15/31 (a)	114,000	94,778
3.30%, 06/15/41 (a)	102,000	78,969
	Principal Amount	Fair Value
3.50%, 06/15/51 (a)	$ 87,000	$ 65,620
3.75%, 09/01/46 (a)	146,000	115,147
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	130,000	118,412
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	33,000	29,562
Duke Realty LP
3.05%, 03/01/50 (a)	20,000	14,770
3.25%, 06/30/26 (a)	20,000	19,243
DuPont de Nemours Inc.
5.42%, 11/15/48 (a)	10,000	9,940
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(f)	64,000	59,414
Eastman Chemical Co.
4.65%, 10/15/44 (a)	50,000	43,367
Eaton Corp.
3.10%, 09/15/27 (a)	24,000	22,922
Ecolab Inc.
1.30%, 01/30/31 (a)	51,000	40,886
Edison International
4.95%, 04/15/25 (a)	121,000	121,405
5.75%, 06/15/27 (a)	16,000	16,271
EI du Pont de Nemours & Co.
2.30%, 07/15/30 (a)	35,000	30,308
Electronic Arts Inc.
1.85%, 02/15/31 (a)	61,000	49,603
Elevance Health Inc.
2.88%, 09/15/29 (a)	26,000	23,433
3.30%, 01/15/23 (a)	51,000	50,999
3.60%, 03/15/51 (a)	27,000	21,883
3.70%, 09/15/49 (a)	26,000	21,526
Emera US Finance LP
2.64%, 06/15/31	112,000	92,788
Emerson Electric Co.
1.80%, 10/15/27 (a)	33,000	29,564
2.75%, 10/15/50 (a)	27,000	19,465
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(f)	76,000	65,366
1.78%, 03/17/31 (a)(f)	58,000	46,515
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	6,000	5,983
Enbridge Inc.
1.60%, 10/04/26 (a)	211,000	187,950
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(b)	129,000	117,702
Energy Transfer LP
4.25%, 03/15/23 (a)	67,000	66,925
4.50%, 04/15/24 (a)	46,000	46,046
4.95%, 06/15/28 (a)	19,000	18,722

See Notes to Schedules of Investments and Notes to Financial Statements.
68	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
5.30%, 04/01/44 - 04/15/47 (a)	$ 83,000	$ 71,876
5.35%, 05/15/45 (a)	67,000	58,616
6.13%, 12/15/45 (a)	8,000	7,666
6.50%, 02/01/42 (a)	42,000	42,109
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (a)(b)	285,000	238,001
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	30,000	30,120
Enstar Group Ltd.
3.10%, 09/01/31 (a)	72,000	57,077
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	61,000	51,415
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(b)	20,000	16,805
EOG Resources Inc.
4.15%, 01/15/26 (a)	5,000	5,044
4.95%, 04/15/50 (a)	24,000	24,815
5.10%, 01/15/36 (a)	15,000	14,998
Equinix Inc.
1.25%, 07/15/25 (a)	95,000	86,346
2.15%, 07/15/30 (a)	72,000	58,468
Equinor ASA
3.25%, 11/18/49 (a)	50,000	39,703
ERP Operating LP
4.50%, 07/01/44 (a)	21,000	19,978
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (a)	28,000	19,508
Eversource Energy
3.45%, 01/15/50 (a)	49,000	37,837
Exelon Corp.
4.05%, 04/15/30 (a)	76,000	72,933
4.45%, 04/15/46 (a)	50,000	45,119
4.70%, 04/15/50 (a)	50,000	46,634
Extra Space Storage LP
3.90%, 04/01/29	45,000	42,205
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	80,000	71,899
3.45%, 04/15/51 (a)	80,000	65,688
FedEx Corp.
4.10%, 02/01/45 (a)	100,000	83,972
Fidelity National Financial Inc.
3.20%, 09/17/51 (a)	78,000	49,611
	Principal Amount	Fair Value
Fidelity National Information Services Inc.
1.15%, 03/01/26 (a)	$ 62,000	$ 55,005
1.65%, 03/01/28 (a)	56,000	47,835
3.10%, 03/01/41 (a)	11,000	8,045
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(f)	84,000	68,354
Fiserv Inc.
3.50%, 07/01/29 (a)	19,000	17,330
4.40%, 07/01/49 (a)	19,000	16,373
Florida Power & Light Co.
2.85%, 04/01/25 (a)	132,000	129,847
4.13%, 02/01/42 (a)	35,000	32,958
Flowers Foods Inc.
2.40%, 03/15/31 (a)	58,000	47,486
Flowserve Corp.
2.80%, 01/15/32 (a)	79,000	61,384
Ford Motor Co.
4.35%, 12/08/26 (a)	54,000	49,951
Ford Motor Credit Company LLC
2.90%, 02/10/29	200,000	156,800
Fox Corp.
3.50%, 04/08/30 (a)	51,000	46,286
Freeport-McMoRan Inc.
4.25%, 03/01/30	87,000	79,779
GA Global Funding Trust
1.63%, 01/15/26 (a)(f)	92,000	82,849
General Dynamics Corp.
4.25%, 04/01/50 (a)	35,000	33,620
General Mills Inc.
3.00%, 02/01/51	32,000	23,224
General Motors Co.
5.20%, 04/01/45 (a)	6,000	5,053
5.40%, 10/02/23 - 04/01/48 (a)	29,000	27,768
6.13%, 10/01/25 (a)	98,000	101,335
6.80%, 10/01/27 (a)	38,000	39,968
General Motors Financial Company Inc.
1.25%, 01/08/26 (a)	116,000	101,956
2.35%, 01/08/31 (a)	49,000	38,059
5.25%, 03/01/26 (a)	38,000	38,064
Genuine Parts Co.
2.75%, 02/01/32	51,000	42,232
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(f)	131,000	121,433
3.60%, 03/01/25 (a)(f)	213,000	211,941
Gilead Sciences Inc.
2.60%, 10/01/40 (a)	35,000	25,677
2.80%, 10/01/50 (a)	54,000	37,790
2.95%, 03/01/27 (a)	6,000	5,680
3.50%, 02/01/25 (a)	21,000	20,768
3.65%, 03/01/26 (a)	21,000	20,687

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	69

Elfun Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
4.15%, 03/01/47 (a)	$ 20,000	$ 17,647
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (a)	60,000	60,254
3.63%, 05/15/25 (a)	57,000	57,157
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	56,000	54,001
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)(f)	141,000	141,282
Glencore Funding LLC
3.88%, 04/27/51 (a)(f)	63,000	47,309
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(f)	76,000	68,088
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(f)	180,000	174,929
2.60%, 10/15/25 (a)(f)	119,000	111,269
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/27 (f)	250,000	239,237
3.63%, 03/24/32 (f)	250,000	230,680
Halliburton Co.
3.80%, 11/15/25 (a)	2,000	1,978
5.00%, 11/15/45 (a)	21,000	19,265
HCA Inc.
3.13%, 03/15/27 (f)	145,000	132,531
3.50%, 09/01/30 (a)	49,000	41,784
3.63%, 03/15/32 (f)	77,000	64,990
4.38%, 03/15/42 (f)	50,000	39,680
4.63%, 03/15/52 (f)	25,000	20,001
5.38%, 02/01/25 (a)	381,000	380,268
Health Care Service Corp.
2.20%, 06/01/30 (a)(f)	71,000	60,135
3.20%, 06/01/50 (a)(f)	25,000	19,101
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (a)	38,000	29,476
Helmerich & Payne Inc.
2.90%, 09/29/31	39,000	33,396
Hess Corp.
5.60%, 02/15/41 (a)	7,000	6,821
5.80%, 04/01/47 (a)	6,000	6,006
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	8,000	8,048
Highwoods Realty LP
4.13%, 03/15/28 (a)	26,000	24,860
4.20%, 04/15/29 (a)	70,000	65,470
Honeywell International Inc.
1.75%, 09/01/31 (a)	77,000	63,711
2.70%, 08/15/29 (a)	3,000	2,757
Hormel Foods Corp.
1.80%, 06/11/30 (a)	102,000	85,559
	Principal Amount	Fair Value
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	$ 330,000	$ 282,371
HSBC Holdings PLC (2.25% fixed rate until 11/22/26; 1.10% + SOFR thereafter)
2.25%, 11/22/27 (b)	200,000	178,196
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (b)	200,000	163,824
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%, 09/12/26 (a)(b)	423,000	413,779
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%, 12/31/99 (a)(b)	465,000	416,779
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%, 12/31/99 (a)(b)	205,000	186,228
Humana Inc.
1.35%, 02/03/27 (a)	124,000	108,576
2.15%, 02/03/32 (a)	64,000	51,817
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	101,000	85,945
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	98,000	83,425
Hyundai Capital America
1.30%, 01/08/26 (a)(f)	194,000	172,972
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(f)	264,000	255,592
3.50%, 02/11/23 - 07/26/26 (a)(f)	490,000	475,826
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	51,000	38,729
ING Groep N.V. (2.52% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
2.52%, 04/01/27 (a)(b)	470,000	448,643
Ingredion Inc.
3.90%, 06/01/50 (a)	23,000	18,504
Intel Corp.
2.00%, 08/12/31 (a)	78,000	65,327
2.80%, 08/12/41 (a)	89,000	67,723
2.88%, 05/11/24 (a)	10,000	9,964
3.10%, 02/15/60 (a)	31,000	22,196

See Notes to Schedules of Investments and Notes to Financial Statements.
70	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Intercontinental Exchange Inc.
2.65%, 09/15/40 (a)	$ 24,000	$ 17,567
International Business Machines Corp.
3.45%, 02/19/26 (a)	254,000	250,716
4.15%, 05/15/39 (a)	150,000	135,232
4.25%, 05/15/49 (a)	150,000	132,537
International Paper Co.
4.40%, 08/15/47 (a)	35,000	31,190
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	185,000	180,517
ITC Holdings Corp.
2.95%, 05/14/30 (a)(f)	127,000	111,923
JAB HOLDINGS BV
2.20%, 11/23/30 (a)(f)	250,000	196,137
Jabil Inc.
4.25%, 05/15/27	205,000	198,924
John Deere Capital Corp.
2.45%, 01/09/30 (a)	127,000	113,824
3.90%, 06/07/32	40,000	39,528
Johnson & Johnson
3.63%, 03/03/37 (a)	22,000	20,898
Johnson Controls International PLC
4.50%, 02/15/47 (a)	10,000	8,743
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	142,000	126,744
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(b)	83,000	71,827
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	68,000	52,809
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(b)	28,000	24,694
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(b)	57,000	48,063
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%, 01/29/27 (a)(b)	85,000	83,157
	Principal Amount	Fair Value
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(b)	$ 31,000	$ 29,722
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%, 07/24/48 (a)(b)	20,000	17,254
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%, 03/24/31 (a)(b)	124,000	121,102
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(b)	147,000	124,657
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%, 10/29/49 (a)(b)	112,000	104,792
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	69,000	51,591
3.27%, 11/01/49 (a)	154,000	121,149
Kansas City Southern
3.50%, 05/01/50 (a)	37,000	28,878
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	57,000	50,976
3.80%, 05/01/50 (a)	42,000	33,282
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	7,000	5,931
5.00%, 03/01/43 (a)	21,000	18,380
6.38%, 03/01/41 (a)	21,000	21,028
Kinder Morgan Inc.
1.75%, 11/15/26 (a)	237,000	210,210
5.05%, 02/15/46 (a)	20,000	17,873
KLA Corp.
3.30%, 03/01/50 (a)	51,000	40,430
4.65%, 11/01/24 (a)	71,000	71,881
Kohl's Corp.
3.38%, 05/01/31 (a)	26,000	22,504
Kraft Heinz Foods Co.
5.20%, 07/15/45	77,000	71,407
Kyndryl Holdings Inc.
2.05%, 10/15/26 (a)(f)	96,000	81,180
2.70%, 10/15/28 (a)(f)	193,000	153,823
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	36,000	35,306
Lear Corp.
4.25%, 05/15/29 (a)	31,000	28,685

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	71

Elfun Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Leidos Inc.
2.95%, 05/15/23 (a)	$ 146,000	$ 144,563
3.63%, 05/15/25 (a)	40,000	39,180
4.38%, 05/15/30 (a)	179,000	164,768
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(f)	22,000	15,767
Life Storage LP
2.20%, 10/15/30 (a)	70,000	56,161
Lincoln National Corp.
4.35%, 03/01/48 (a)	24,000	20,335
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 year CMT thereafter)
2.44%, 02/05/26 (a)(b)	200,000	189,468
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	10,000	10,017
4.50%, 05/15/36 (a)	46,000	45,965
Lowe's Companies Inc.
1.30%, 04/15/28 (a)	30,000	25,361
1.70%, 09/15/28 - 10/15/30 (a)	104,000	87,571
3.00%, 10/15/50 (a)	48,000	33,468
3.70%, 04/15/46 (a)	8,000	6,427
4.05%, 05/03/47 (a)	36,000	30,152
LYB International Finance III LLC
1.25%, 10/01/25 (a)	35,000	31,672
3.63%, 04/01/51 (a)	49,000	36,231
3.80%, 10/01/60 (a)	21,000	14,886
Magallanes Inc.
5.05%, 03/15/42 (f)	25,000	21,261
5.14%, 03/15/52 (f)	25,000	20,989
5.39%, 03/15/62 (f)	25,000	20,967
Marsh & McLennan Companies Inc.
2.38%, 12/15/31	36,000	30,348
2.90%, 12/15/51	46,000	32,718
McCormick & Company Inc.
1.85%, 02/15/31 (a)	33,000	26,222
3.25%, 11/15/25 (a)	363,000	350,593
McDonald's Corp.
3.60%, 07/01/30 (a)	76,000	72,372
3.63%, 09/01/49 (a)	16,000	13,117
4.88%, 12/09/45 (a)	20,000	19,620
Medtronic Inc.
4.63%, 03/15/45 (a)	6,000	6,019
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	88,000	81,713
Merck & Company Inc.
1.90%, 12/10/28	132,000	117,287
2.45%, 06/24/50 (a)	64,000	45,103
2.75%, 02/10/25 (a)	37,000	36,520
	Principal Amount	Fair Value
2.75%, 12/10/51	$ 41,000	$ 30,384
2.90%, 12/10/61	21,000	14,950
4.00%, 03/07/49 (a)	14,000	12,935
MetLife Inc.
4.72%, 12/15/44 (a)	32,000	30,612
Microchip Technology Inc.
2.67%, 09/01/23 (a)	356,000	350,030
Micron Technology Inc.
3.37%, 11/01/41 (a)	64,000	46,436
3.48%, 11/01/51 (a)	89,000	61,673
Microsoft Corp.
2.40%, 08/08/26 (a)	35,000	33,745
2.68%, 06/01/60 (a)	14,000	10,062
2.92%, 03/17/52 (a)	95,000	75,002
3.45%, 08/08/36 (a)	10,000	9,443
3.50%, 02/12/35 (a)	29,000	27,858
Mid-America Apartments LP
2.88%, 09/15/51 (a)	77,000	53,547
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	14,000	11,463
Morgan Stanley
3.70%, 10/23/24 (a)	22,000	21,951
4.35%, 09/08/26 (a)	102,000	100,956
4.38%, 01/22/47 (a)	30,000	27,223
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	78,000	68,575
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	305,000	234,524
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	52,000	35,987
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(b)	32,000	28,617
MPLX LP
2.65%, 08/15/30 (a)	58,000	48,423
3.38%, 03/15/23 (a)	22,000	21,948
5.20%, 12/01/47 (a)	14,000	12,569
Mylan Inc.
5.20%, 04/15/48 (a)	20,000	15,888
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 year CMT Rate thereafter)
3.35%, 01/12/37 (b)(f)	254,000	213,820
National Retail Properties Inc.
4.00%, 11/15/25 (a)	44,000	43,765

See Notes to Schedules of Investments and Notes to Financial Statements.
72	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
NewMarket Corp.
2.70%, 03/18/31 (a)	$ 50,000	$ 41,182
Newmont Corp.
4.88%, 03/15/42 (a)	32,000	30,647
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	45,000	39,683
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(f)	101,000	84,337
NIKE Inc.
3.38%, 03/27/50 (a)	20,000	17,009
NiSource Inc.
3.60%, 05/01/30 (a)	52,000	47,652
3.95%, 03/30/48 (a)	10,000	8,285
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	31,000	27,110
NOV Inc.
3.60%, 12/01/29 (a)	76,000	68,189
Novant Health Inc.
3.32%, 11/01/61 (a)	52,000	39,599
Novartis Capital Corp.
2.20%, 08/14/30 (a)	76,000	67,024
3.00%, 11/20/25 (a)	6,000	5,921
Nutrien Ltd.
4.90%, 06/01/43 (a)	30,000	28,913
NVIDIA Corp.
3.50%, 04/01/50 (a)	35,000	29,744
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25%, 11/30/51	100,000	70,057
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	43,000	39,595
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	10,000	8,806
ONEOK Inc.
4.35%, 03/15/29 (a)	46,000	43,255
Oracle Corp.
2.30%, 03/25/28 (a)	33,000	28,406
2.65%, 07/15/26 (a)	49,000	45,178
2.88%, 03/25/31 (a)	51,000	42,021
2.95%, 04/01/30 (a)	76,000	64,874
3.60%, 04/01/50 (a)	50,000	34,896
3.65%, 03/25/41 (a)	54,000	40,240
3.80%, 11/15/37 (a)	9,000	7,002
3.95%, 03/25/51 (a)	29,000	21,293
4.00%, 07/15/46 - 11/15/47 (a)	63,000	46,782
4.10%, 03/25/61 (a)	65,000	46,572
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	89,000	84,272
	Principal Amount	Fair Value
2.57%, 02/15/30 (a)	$ 30,000	$ 25,936
3.36%, 02/15/50 (a)	27,000	20,325
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	43,000	36,114
2.50%, 02/01/31 (a)	76,000	58,414
3.00%, 06/15/28 (a)	72,000	62,301
3.30%, 08/01/40 (a)	76,000	52,522
3.50%, 08/01/50 (a)	30,000	20,037
4.30%, 03/15/45 (a)	50,000	36,385
PacifiCorp
2.70%, 09/15/30 (a)	46,000	40,620
2.90%, 06/15/52 (a)	97,000	71,002
6.25%, 10/15/37 (a)	2,000	2,241
Packaging Corp. of America
3.05%, 10/01/51 (a)	68,000	48,113
Paramount Global
2.90%, 01/15/27 (a)	21,000	19,349
3.70%, 06/01/28 (a)	20,000	18,640
5.25%, 04/01/44 (a)	6,000	5,135
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	44,000	40,237
4.50%, 09/15/29	75,000	74,624
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(b)	40,000	33,296
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	66,000	62,600
3.25%, 06/01/50 (a)	35,000	26,430
PepsiCo Inc.
1.63%, 05/01/30 (a)	48,000	40,705
2.63%, 07/29/29 (a)	65,000	60,195
2.75%, 10/21/51 (a)	117,000	89,927
Pfizer Inc.
2.70%, 05/28/50 (a)	92,000	70,383
3.45%, 03/15/29 (a)	19,000	18,480
3.60%, 09/15/28 (a)	49,000	48,739
3.90%, 03/15/39 (a)	25,000	23,583
4.13%, 12/15/46 (a)	21,000	20,170
4.40%, 05/15/44 (a)	7,000	6,860
Philip Morris International Inc.
1.50%, 05/01/25 (a)	56,000	52,402
2.10%, 05/01/30 (a)	23,000	18,789
3.38%, 08/15/29 (a)	34,000	30,647
4.13%, 03/04/43 (a)	18,000	14,498
Phillips 66 Co.
2.15%, 12/15/30 (a)	279,000	227,778
3.15%, 12/15/29 (f)	137,000	122,738
3.30%, 03/15/52	83,000	61,903
3.75%, 03/01/28 (f)	10,000	9,505
4.68%, 02/15/45 (f)	24,000	22,092

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	73

Elfun Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	$ 78,000	$ 69,759
2.15%, 01/15/31 (a)	44,000	36,259
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	59,000	52,060
PPL Capital Funding Inc.
3.10%, 05/15/26 (a)	54,000	51,394
Precision Castparts Corp.
4.38%, 06/15/45 (a)	30,000	28,629
Prospect Capital Corp.
3.36%, 11/15/26 (a)	92,000	78,080
Prudential Financial Inc.
3.94%, 12/07/49 (a)	52,000	44,802
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	46,000	44,809
Public Service Company of Colorado
3.70%, 06/15/28 (a)	45,000	44,307
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	103,000	101,894
PVH Corp.
4.63%, 07/10/25 (a)	144,000	143,758
QUALCOMM Inc.
1.30%, 05/20/28 (a)	13,000	11,259
4.30%, 05/20/47 (a)	7,000	6,707
Quanta Services Inc.
2.35%, 01/15/32 (a)	84,000	64,732
3.05%, 10/01/41 (a)	92,000	63,824
Quest Diagnostics Inc.
2.95%, 06/30/30 (a)	18,000	15,858
Raytheon Technologies Corp.
1.90%, 09/01/31 (a)	96,000	78,634
2.82%, 09/01/51 (a)	59,000	42,134
3.13%, 05/04/27 (a)	77,000	73,677
3.50%, 03/15/27 (a)	25,000	24,431
3.95%, 08/16/25 (a)	22,000	22,092
4.15%, 05/15/45 (a)	27,000	23,991
4.45%, 11/16/38 (a)	23,000	22,127
Realty Income Corp.
2.85%, 12/15/32	46,000	39,422
3.00%, 01/15/27 (a)	11,000	10,416
3.25%, 01/15/31 (a)	48,000	43,711
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	89,000	71,389
Regions Financial Corp.
1.80%, 08/12/28 (a)	195,000	165,830
	Principal Amount	Fair Value
Republic Services Inc.
2.38%, 03/15/33 (a)	$ 135,000	$ 110,157
Reynolds American Inc.
4.45%, 06/12/25 (a)	4,000	3,985
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	126,000	91,221
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	18,000	16,594
Rockwell Automation Inc.
2.80%, 08/15/61 (a)	26,000	17,032
4.20%, 03/01/49 (a)	34,000	31,463
Rogers Communications Inc.
5.00%, 03/15/44 (a)	10,000	9,291
Roper Technologies Inc.
2.95%, 09/15/29 (a)	51,000	44,927
Ross Stores Inc.
4.70%, 04/15/27 (a)	16,000	16,093
Royalty Pharma PLC
0.75%, 09/02/23 (a)	57,000	54,877
1.20%, 09/02/25 (a)	77,000	68,986
1.75%, 09/02/27 (a)	37,000	31,561
2.15%, 09/02/31 (a)	64,000	49,967
2.20%, 09/02/30 (a)	13,000	10,492
3.30%, 09/02/40 (a)	7,000	5,173
RPM International Inc.
3.75%, 03/15/27 (a)	20,000	19,189
Ryder System Inc.
2.90%, 12/01/26 (a)	134,000	124,844
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	20,000	19,234
4.50%, 05/15/30 (a)	27,000	25,937
5.00%, 03/15/27 (a)	7,000	7,029
5.88%, 06/30/26 (a)	97,000	100,217
Salesforce Inc.
1.95%, 07/15/31 (a)	62,000	52,691
2.70%, 07/15/41 (a)	83,000	64,254
Santander UK Group Holdings PLC
4.75%, 09/15/25 (a)(f)	200,000	197,276
Saudi Arabian Oil Co.
3.50%, 04/16/29 (a)(f)	254,000	242,156
4.38%, 04/16/49 (a)(f)	254,000	225,720
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(f)	39,000	36,887
Sealed Air Corp.
1.57%, 10/15/26 (a)(f)	352,000	306,328
Selective Insurance Group Inc.
5.38%, 03/01/49 (a)	19,000	18,021
Sempra Energy
3.80%, 02/01/38 (a)	10,000	8,434
4.00%, 02/01/48 (a)	16,000	13,251

See Notes to Schedules of Investments and Notes to Financial Statements.
74	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Sempra Energy (4.13% fixed rate until 01/01/27; 2.87% + 5 year CMT Rate thereafter)
4.13%, 04/01/52 (b)	$ 122,000	$ 97,966
Shell International Finance BV
3.13%, 11/07/49 (a)	48,000	36,976
3.75%, 09/12/46 (a)	16,000	13,599
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	4,000	3,956
3.20%, 09/23/26 (a)	8,000	7,682
Simon Property Group LP
3.38%, 06/15/27 (a)	27,000	25,581
Sonoco Products Co.
2.85%, 02/01/32	94,000	78,576
Southern California Edison Co.
4.00%, 04/01/47 (a)	91,000	73,811
4.20%, 03/01/29 (a)	66,000	63,560
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	49,000	40,017
4.40%, 05/30/47 (a)	7,000	6,112
Southwest Airlines Co.
2.63%, 02/10/30 (a)	76,000	64,107
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	32,000	29,974
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	8,000	7,624
4.50%, 03/15/45 (a)	7,000	6,085
Spirit Realty LP
4.00%, 07/15/29 (a)	57,000	51,876
Stanley Black & Decker Inc.
3.00%, 05/15/32	109,000	96,240
Starbucks Corp.
4.00%, 11/15/28 (a)	20,000	19,546
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	198,000	167,144
Stryker Corp.
1.95%, 06/15/30 (a)	102,000	84,837
Sumitomo Mitsui Financial Group Inc.
4.44%, 04/02/24 (a)(f)	466,000	466,578
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(f)	484,000	430,213
Suncor Energy Inc.
4.00%, 11/15/47 (a)	8,000	6,824
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 year CMT thereafter)
1.42%, 06/11/27 (a)(b)(f)	250,000	222,935
	Principal Amount	Fair Value
Sysco Corp.
3.25%, 07/15/27 (a)	$ 22,000	$ 20,951
5.95%, 04/01/30 (a)	8,000	8,535
6.60%, 04/01/50 (a)	11,000	12,680
Takeda Pharmaceutical Company Ltd.
2.05%, 03/31/30 (a)	200,000	167,276
3.18%, 07/09/50 (a)	200,000	148,842
Take-Two Interactive Software Inc.
3.70%, 04/14/27	235,000	228,013
4.00%, 04/14/32	50,000	46,943
Tampa Electric Co.
2.40%, 03/15/31 (a)	95,000	82,053
3.45%, 03/15/51 (a)	54,000	42,945
4.35%, 05/15/44 (a)	64,000	58,413
Tapestry Inc.
4.13%, 07/15/27 (a)	9,000	8,649
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	230,000	219,730
Target Corp.
2.50%, 04/15/26 (a)	26,000	24,950
Teck Resources Ltd.
5.40%, 02/01/43 (a)	25,000	23,392
Texas Instruments Inc.
3.88%, 03/15/39 (a)	36,000	33,896
The Allstate Corp.
4.20%, 12/15/46 (a)	17,000	15,472
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(b)	98,000	87,022
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/29/49 (a)(b)	50,000	43,497
The Boeing Co.
2.20%, 02/04/26 (a)	145,000	130,858
2.70%, 02/01/27 (a)	124,000	110,364
2.95%, 02/01/30 (a)	28,000	23,235
3.25%, 03/01/28 (a)	7,000	6,285
3.55%, 03/01/38 (a)	6,000	4,375
3.75%, 02/01/50 (a)	25,000	17,629
5.04%, 05/01/27 (a)	181,000	178,803
5.15%, 05/01/30 (a)	101,000	96,898
5.81%, 05/01/50 (a)	62,000	57,091
The Charles Schwab Corp.
2.45%, 03/03/27	80,000	74,650
2.90%, 03/03/32	45,000	39,579

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	75

Elfun Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(b)	$ 126,000	$ 97,465
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(f)	123,000	121,402
The Clorox Co.
1.80%, 05/15/30 (a)	70,000	57,233
The Coca-Cola Co.
2.60%, 06/01/50 (a)	51,000	38,039
2.75%, 06/01/60 (a)	38,000	27,357
The Dow Chemical Co.
2.10%, 11/15/30 (a)	37,000	30,479
3.60%, 11/15/50 (a)	37,000	28,247
4.25%, 10/01/34 (a)	23,000	21,801
5.55%, 11/30/48 (a)	24,000	24,282
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	35,000	31,149
The George Washington University
4.13%, 09/15/48	100,000	91,740
The Goldman Sachs Group Inc.
3.50%, 04/01/25 - 11/16/26 (a)	185,000	179,072
3.85%, 01/26/27 (a)	219,000	211,872
4.25%, 10/21/25 (a)	5,000	4,969
5.15%, 05/22/45 (a)	24,000	22,839
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	93,000	81,627
The Goldman Sachs Group Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	52,000	42,088
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	39,000	28,441
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	61,000	46,543
	Principal Amount	Fair Value
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(b)	$ 24,000	$ 22,628
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(b)	27,000	23,581
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%, 05/01/29 (a)(b)	44,000	42,234
The Hartford Financial Services Group Inc.
2.80%, 08/19/29 (a)	108,000	96,328
The Hartford Financial Services Group Inc. (3.54% fixed rate until 07/01/22; 2.13% + 3 month USD LIBOR thereafter)
3.54%, 02/12/67 (a)(b)(f)	67,000	53,361
The Home Depot Inc.
2.70%, 04/15/30 (a)	27,000	24,509
3.35%, 04/15/50 (a)	50,000	40,510
3.50%, 09/15/56 (a)	30,000	24,490
3.90%, 12/06/28 - 06/15/47 (a)	42,000	39,912
4.50%, 12/06/48 (a)	19,000	18,538
The Kroger Co.
2.20%, 05/01/30 (a)	44,000	37,093
4.65%, 01/15/48 (a)	14,000	13,011
The Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(f)	60,000	45,393
The Progressive Corp.
2.50%, 03/15/27	130,000	122,669
3.00%, 03/15/32	50,000	45,070
3.70%, 03/15/52	20,000	16,915
The Southern Co.
3.25%, 07/01/26 (a)	10,000	9,578
The Toronto-Dominion Bank
3.20%, 03/10/32	205,000	182,872
4.46%, 06/08/32	105,000	103,827
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%, 09/15/31 (a)(b)	38,000	36,569
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	81,000	56,317

See Notes to Schedules of Investments and Notes to Financial Statements.
76	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
The Walt Disney Co.
2.65%, 01/13/31 (a)	$ 76,000	$ 66,905
3.38%, 11/15/26 (a)	7,000	6,840
3.60%, 01/13/51 (a)	48,000	40,076
4.75%, 11/15/46 (a)	7,000	6,855
6.65%, 11/15/37 (a)	50,000	59,570
The Williams Companies Inc.
3.75%, 06/15/27 (a)	7,000	6,694
4.85%, 03/01/48 (a)	22,000	19,924
4.90%, 01/15/45 (a)	58,000	51,900
5.40%, 03/04/44 (a)	7,000	6,672
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (a)	56,000	43,920
Time Warner Cable LLC
6.55%, 05/01/37 (a)	21,000	21,028
T-Mobile USA Inc.
3.50%, 04/15/25 (a)	90,000	88,119
3.75%, 04/15/27 (a)	114,000	109,666
3.88%, 04/15/30 (a)	28,000	26,142
4.50%, 04/15/50 (a)	12,000	10,661
TotalEnergies Capital International S.A.
3.46%, 02/19/29 (a)	53,000	50,509
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	48,000	47,350
3.80%, 03/21/29 (a)	10,000	9,386
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	67,000	65,183
4.88%, 01/15/26 (a)	14,000	14,225
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(b)	145,000	136,428
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	27,000	26,208
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(b)	197,000	176,410
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	7,000	6,349
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	26,000	24,956
Tyson Foods Inc.
4.00%, 03/01/26 (a)	123,000	121,813
UBS Group AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86%, 08/15/23 (a)(b)(f)	284,000	283,898
	Principal Amount	Fair Value
UBS Group AG (3.13% fixed rate until 08/13/29; 1.47% + 3 month USD LIBOR thereafter)
3.13%, 08/13/30 (a)(b)(f)	$ 259,000	$ 229,391
UDR Inc.
2.10%, 08/01/32 (a)	64,000	49,907
3.00%, 08/15/31 (a)	38,000	32,465
UniCredit S.p.A. (2.57% fixed rate until 09/22/25; 2.30% + 1 year CMT thereafter)
2.57%, 09/22/26 (a)(b)(f)	360,000	322,981
Union Pacific Corp.
3.55%, 05/20/61 (a)	59,000	46,546
3.60%, 09/15/37 (a)	10,000	8,942
3.80%, 04/06/71 (a)	29,000	23,275
4.10%, 09/15/67 (a)	21,000	17,885
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	80,000	68,573
4.20%, 05/15/32	80,000	80,019
4.45%, 12/15/48 (a)	49,000	46,937
4.75%, 07/15/45 (a)	11,000	11,090
4.75%, 05/15/52	77,000	77,014
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (a)	8,000	7,543
Valero Energy Corp.
2.85%, 04/15/25 (a)	18,000	17,402
4.00%, 04/01/29 (a)	63,000	59,463
Ventas Realty LP
3.25%, 10/15/26 (a)	36,000	33,992
Verizon Communications Inc.
2.10%, 03/22/28 (a)	101,000	89,708
2.36%, 03/15/32	137,000	113,648
2.55%, 03/21/31 (a)	95,000	81,245
3.00%, 03/22/27 (a)	180,000	171,068
3.40%, 03/22/41 (a)	69,000	56,156
3.55%, 03/22/51 (a)	50,000	40,088
3.70%, 03/22/61 (a)	50,000	39,263
4.40%, 11/01/34 (a)	52,000	49,903
4.86%, 08/21/46 (a)	114,000	112,342
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	55,000	48,558
Visa Inc.
2.70%, 04/15/40 (a)	51,000	41,173
Vistra Operations Company LLC
3.55%, 07/15/24 (a)(f)	179,000	172,755
Viterra Finance BV
2.00%, 04/21/26 (a)(f)	373,000	329,795
Vodafone Group PLC
4.38%, 05/30/28 (a)	28,000	27,841
5.25%, 05/30/48 (a)	21,000	19,968

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	77

Elfun Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (a)(f)	$ 232,000	$ 197,840
Vontier Corp.
2.40%, 04/01/28	133,000	109,660
2.95%, 04/01/31	102,000	79,485
Vornado Realty LP
2.15%, 06/01/26 (a)	120,000	106,778
3.50%, 01/15/25 (a)	23,000	22,270
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (a)	6,000	4,735
Walmart Inc.
1.80%, 09/22/31 (a)	64,000	54,408
2.50%, 09/22/41 (a)	64,000	49,581
2.65%, 09/22/51 (a)	31,000	23,354
Waste Connections Inc.
2.20%, 01/15/32 (a)	89,000	72,975
2.95%, 01/15/52 (a)	89,000	63,762
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	10,000	9,817
Wells Fargo & Co.
4.15%, 01/24/29 (a)	87,000	84,111
4.75%, 12/07/46 (a)	87,000	79,324
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%, 06/02/24 (a)(b)	96,000	93,775
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	115,000	107,808
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	208,000	186,405
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	105,000	81,836
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%, 06/17/27 (a)(b)	238,000	225,603
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (a)(b)	67,000	65,234
Westlake Corp.
2.88%, 08/15/41 (a)	35,000	24,791
3.13%, 08/15/51 (a)	40,000	27,894
3.38%, 08/15/61 (a)	39,000	26,344
	Principal Amount	Fair Value
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(b)	$ 80,000	$ 75,814
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(b)	57,000	52,148
Weyerhaeuser Co.
4.00%, 03/09/52	70,000	57,431
Willis North America Inc.
3.60%, 05/15/24 (a)	47,000	46,314
3.88%, 09/15/49 (a)	51,000	39,746
Workday Inc.
3.50%, 04/01/27	85,000	81,433
3.70%, 04/01/29	170,000	159,338
WPP Finance 2010
3.75%, 09/19/24 (a)	31,000	30,301
Xcel Energy Inc.
3.40%, 06/01/30 (a)	61,000	56,105
Yamana Gold Inc.
2.63%, 08/15/31	102,000	81,991
Zoetis Inc.
3.00%, 09/12/27 (a)	7,000	6,604
3.90%, 08/20/28 (a)	27,000	26,170
		54,629,946
Non-Agency Collateralized Mortgage Obligations - 5.6%
BANK 2017-BNK7
3.18%, 09/15/60	2,398,000	2,274,733
BANK 2018-BNK15
4.41%, 11/15/61 (b)	1,001,000	1,007,987
BPR Trust 2022-OANA 1.90% + 1 month USD LIBOR
3.18%, 04/15/37 (b)(f)	372,398	364,363
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53	460,000	419,371
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57	839,000	763,624
Citigroup Commercial Mortgage Trust 2016-P6
4.03%, 12/10/49 (b)	336,823	323,506
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/45 (f)	191,000	182,810
COMM 2013-LC13 Mortgage Trust
4.56%, 08/10/46 (b)(f)	170,000	170,841
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (b)	240,000	239,252

See Notes to Schedules of Investments and Notes to Financial Statements.
78	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
GS Mortgage Securities Trust 2012-GCJ9
2.04%, 11/10/45 (b)(d)	$ 503,761	$ 716
GS Mortgage Securities Trust 2015-GS1
4.57%, 11/10/48 (b)	380,000	313,276
GS Mortgage Securities Trust 2018-GS9
4.14%, 03/10/51 (b)	291,000	280,143
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52	1,523,000	1,372,535
GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52	743,000	681,725
Impac CMB Trust 2004-5 (2.34% fixed rate until 07/25/22; 0.72% + 1 month USD LIBOR thereafter)
2.34%, 10/25/34 (b)	18,349	17,754
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.53%, 12/15/47 (b)(d)	449,983	494
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.17%, 07/15/45 (b)	125,000	123,853
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.81%, 11/15/48 (b)	250,000	196,568
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (d)	1,535	16
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.99%, 03/15/48 (b)(d)	3,121,655	53,319
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%, 08/15/50	485,082	415,282
Wells Fargo Commercial Mortgage Trust 2015-C26
1.34%, 02/15/48 (b)(d)	2,460,767	61,585
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46	235,000	234,172
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (b)	533,000	528,379
		10,026,304
Sovereign Bonds - 1.0%
Government of Chile
2.55%, 01/27/32 (a)	290,000	246,419
3.86%, 06/21/47 (a)	200,000	166,904
	Principal Amount	Fair Value
Government of Mexico
4.75%, 03/08/44 (a)	$ 200,000	$ 165,672
Government of Panama
3.16%, 01/23/30 (a)	200,000	178,054
3.87%, 07/23/60 (a)	200,000	142,112
Government of Peru
1.86%, 12/01/32 (a)	140,000	106,639
2.78%, 12/01/60 (a)	230,000	142,326
5.63%, 11/18/50 (a)	105,000	108,992
Government of Philippines
3.95%, 01/20/40 (a)	200,000	173,496
Government of Qatar
4.82%, 03/14/49 (a)(f)	258,000	260,214
Government of Uruguay
5.10%, 06/18/50 (a)	105,744	105,926
		1,796,754
Municipal Bonds and Notes - 0.4%
American Municipal Power Inc.
6.27%, 02/15/50	130,000	150,168
Board of Regents of the University of Texas System
3.35%, 08/15/47	115,000	99,922
Port Authority of New York & New Jersey
4.46%, 10/01/62	220,000	213,910
State of California
4.60%, 04/01/38	200,000	202,229
State of Illinois
5.10%, 06/01/33	95,000	95,579
		761,808
Total Bonds and Notes (Cost $205,597,157)		189,136,624
	Number of Shares
Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 5.85%, (5.85% fixed rate until 09/15/23; 3.09% + 3 month USD LIBOR thereafter) (Cost $186,475) (b)	7,459	177,077
Total Investments in Securities (Cost $205,783,632)		189,313,701

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	79

Elfun Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Short-Term Investments - 10.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.47% (h)(i) (Cost $18,141,754)	18,141,754	$ 18,141,754
Total Investments (Cost $223,925,386)		207,455,455
Liabilities in Excess of Other Assets, net - (15.0)%		(27,131,822)
NET ASSETS - 100.0%		$ 180,323,633

Other Information:
Centrally Cleared Credit Default Swaps
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$4,146	1.00%/ Quarterly	12/20/26	$ (8,040)	$(73,190)	$ 65,150
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	2,321	5.00%/ Quarterly	06/20/27	(70,484)	85,906	(156,390)
							$ (91,240)
The Fund had the following long futures contracts open at June 30, 2022:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2022	79	$ 16,635,549	$ 16,591,234	$ (44,315)
Ultra Long-Term U.S. Treasury Bond Futures	September 2022	27	4,294,020	4,167,281	(126,739)
U.S. Long Bond Futures	September 2022	28	3,953,163	3,881,500	(71,663)
					$ (242,717)
The Fund had the following short futures contracts open at June 30, 2022:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	September 2022	58	$ (6,957,919)	$ (6,874,812)	$ 83,107
5 Yr. U.S. Treasury Notes Futures	September 2022	61	(6,864,114)	(6,847,250)	16,864
10 Yr. U.S. Treasury Ultra Futures	September 2022	24	(3,112,454)	(3,057,000)	55,454
					$ 155,425
See Notes to Schedules of Investments and Notes to Financial Statements.
80	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
During the fiscal year ended June 30, 2022, average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$31,827,632	$16,227,018	$7,673,903
Notes to Schedule of Investments – June 30, 2022 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2022, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to $11,606,579 or 6.44% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(g)	Step coupon bond.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2022.
Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	81

Elfun Income Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$ —	$ 67,261,417	$ —	$ 67,261,417
Agency Mortgage Backed	—	52,272,818	—	52,272,818
Agency Collateralized Mortgage Obligations	—	1,345,586	—	1,345,586
Asset Backed	—	1,041,991	—	1,041,991
Corporate Notes	—	54,629,946	—	54,629,946
Non-Agency Collateralized Mortgage Obligations	—	10,026,304	—	10,026,304
Sovereign Bonds	—	1,796,754	—	1,796,754
Municipal Bonds and Notes	—	761,808	—	761,808
Preferred Stock	177,077	—	—	177,077
Short-Term Investments	18,141,754	—	—	18,141,754
Total Investments in Securities	$ 18,318,831	$ 189,136,624	$ —	$ 207,455,455
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$ —	$ 65,150	$ —	$ 65,150
Credit Default Swap Contracts - Unrealized Depreciation	—	(156,390)	—	(156,390)
Long Futures Contracts - Unrealized Depreciation	(242,717)	—	—	(242,717)
Short Futures Contracts - Unrealized Appreciation	155,425	—	—	155,425
Total Other Financial Instruments	$ (87,292)	$ (91,240)	$ —	$ (178,532)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	25,377,841	$25,377,841	$43,268,043	$50,504,130	$—	$—	18,141,754	$18,141,754	$37,404
See Notes to Schedules of Investments and Notes to Financial Statements.
82	Elfun Income Fund

Elfun Government Money Market Fund
Fund Information — June 30, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $153,638 (in thousands) as of June 30, 2022 (a)

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
Elfun Government Money Market Fund	83

Elfun Government Money Market Fund
Understanding Your Fund’s Expenses — June 30, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value January 1, 2022	$1,000.00	$1,000.00
Ending Account value June 30, 2022	$1,001.30	$1,023.90
Expenses Paid During Period*	$ 0.94	$ 0.95
*	Expenses are equal to the Fund's annualized net expense ratio of 0.19% (for the period January 1, 2022 - June 30, 2022), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

84	Elfun Government Money Market Fund

Elfun Government Money Market Fund
Schedule of Investments — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Short-Term Investments - 98.9% †
U.S. Treasuries - 12.7%
U.S. Cash Management Bills
0.85% 09/20/22 (a)	$ 360,000	$ 359,311
U.S. Treasury Bills
0.66% 07/19/22 (a)	100,000	99,967
0.82% 09/15/22 (a)	540,000	539,066
0.86% 09/22/22 (a)	1,650,000	1,646,742
1.13% 02/23/23 (a)	500,000	496,278
1.87% 04/20/23 (a)	500,000	492,411
2.10% 05/18/23 (a)	1,000,000	981,275
U.S. Treasury Notes
0.13% 03/31/23	812,000	804,059
U.S. Treasury Notes 0.02% + 3 month Treasury Money Market Yield
1.74% 01/31/24 (b)	60,000	60,034
U.S. Treasury Notes 0.03% + 3 month Treasury Money Market Yield
1.79% 04/30/23 (b)	1,226,000	1,226,053
1.79% 07/31/23 (b)	3,721,000	3,721,085
U.S. Treasury Notes 0.04% + 3 month Treasury Money Market Yield
1.79% 10/31/23 (b)	1,100,000	1,100,000
U.S. Treasury Notes 0.05% + 3 month Treasury Money Market Yield
1.81% 01/31/23 (b)	1,356,000	1,356,233
U.S. Treasury Notes 0.06% + 3 month Treasury Money Market Yield
1.81% 07/31/22 - 10/31/22 (b)	3,805,000	3,805,156
U.S. Treasury Notes 0.08% + 3 month Treasury Money Market Yield
1.68% 04/30/24 (b)	3,050,000	3,046,182
		19,733,852
U.S. Government Agency Obligations - 13.8%
Federal Farm Credit Banks Funding Corp.
0.21% 12/02/22	600,000	599,993
2.10% 05/25/23	500,000	499,743
Federal Farm Credit Banks Funding Corp. 0.01% + SOFR
1.52% 09/07/22 (b)	500,000	499,983
1.52% 09/13/22 (b)	420,000	419,998
	Principal Amount	Fair Value
Federal Farm Credit Banks Funding Corp. 0.02% + SOFR
1.53% 10/27/22 - 08/21/23 (b)	$ 1,941,000	$ 1,940,997
1.53% 07/14/23 (b)	200,000	199,994
Federal Farm Credit Banks Funding Corp. 0.03% + SOFR
1.54% 01/12/23 (b)	750,000	749,980
1.54% 06/14/23 (b)	300,000	300,058
Federal Farm Credit Banks Funding Corp. 0.04% + 3 month Treasury Money Market Yield
1.79% 05/03/23 (b)	520,000	520,000
Federal Farm Credit Banks Funding Corp. 0.04% + SOFR
1.55% 07/08/22 - 07/11/22 (b)	1,500,000	1,500,001
Federal Farm Credit Banks Funding Corp. 0.05% + SOFR
1.56% 05/09/24 (a)(b)	200,000	200,000
1.56% 05/24/24 - 06/03/24 (a)(b)	500,000	500,000
Federal Farm Credit Banks Funding Corp. 0.06% + SOFR
1.57% 05/13/24 (b)	80,000	80,019
Federal Farm Credit Banks Funding Corp. 0.07% + SOFR
1.58% 11/18/22 (b)	750,000	750,000
Federal Farm Credit Banks Funding Corp. 0.09% + SOFR
1.60% 10/07/22 (b)	500,000	500,000
Federal Home Loan Bank Discount Notes
0.76% 07/19/22 (a)	100,000	99,962
0.79% 07/20/22 (a)	800,000	799,668
1.16% 09/14/22 (a)	500,000	498,792
1.19% 12/28/22 (a)	500,000	497,025
1.94% 09/16/22 (a)	331,000	329,630
2.10% 05/12/23 (a)	500,000	490,812
2.16% 05/18/23 (a)	200,000	196,148
Federal Home Loan Banks
0.13% 11/29/22	300,000	299,891
1.55% 09/15/22 (b)	4,900,000	4,900,000
Federal Home Loan Banks 0.01% + SOFR
1.52% 08/05/22 - 10/17/22 (b)	2,590,000	2,590,000

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Government Money Market Fund	85

Elfun Government Money Market Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Federal Home Loan Banks 0.09% + SOFR
1.60% 08/12/22 (b)	$ 1,500,000	$ 1,500,137
		21,462,831
Repurchase Agreements - 72.4%
BNP Paribas Securities Corp. U.S. Treasury Repo 1.470% dated 06/30/22, to be repurchased $20,000,000 on 07/01/22, Collateralized by $104,082 U.S. Treasury Note, 1.875% Maturing on 02/28/2029, Collateralized by $10,935,176 U.S. Treasury Strips, 0.00% Maturing from 05/15/2027 - 11/15/2048, Collateralized by $8,900,781 U.S. Treasury Inflation Index Bond, 1.000% Maturing on 02/15/2048, Collateralized by $460,075 U.S. Treasury Inflation Index Note, 0.625% Maturing on 01/15/2024 07/01/22	20,000,000	20,000,000
Citigroup Global Markets, Inc. U.S. Treasury Repo 1.50% dated 06/30/22, to be repurchased $20,000,000 on 07/01/2022, Collateralized by $20,581,576 U.S. Treasury Inflation Index Note, 0.125% to 0.25% Maturing from 07/15/2029 - 07/15/2030, Collateralized by $7,986 U.S. Treasury Note, 2.3750% to 3.250% Maturing from 05/15/2029 - 06/30/2029 07/01/22	20,000,000	20,000,000
	Principal Amount	Fair Value
HSBC Securities USA, Inc. U.S. Treasury Repo 1.50% dated 06/30/22, to be repurchased $15,000,000 on 07/01/2022, Collateralized by $3,533,855 U.S. Treasury Note, 1.125% Maturing on 02/28/2025, Collateralized by $892,681 U.S. Treasury Strips, 0.000% Maturing from 08/15/2025, Collateralized by $10,873,513 U.S. Treasury Inflation Index Note,0.250% Maturing on 01/15/2025
07/01/22	$ 15,000,000	$ 15,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 1.46% dated 06/30/22, to be repurchased $12,441,000 on 07/01/2022, Collateralized by $12,689,849 U.S. Treasury Note, 1.625% Maturing from 05/15/2031 07/01/22	12,441,000	12,441,000
Mitsubishi UFJ U.S. Treasury Repo 1.43% dated 06/30/22, to be repurchased $30,000,000 on 07/01/2022, Collateralized by $28,071,678 U.S. Government Obligation, 2.202% to 4.50% Maturing from 04/01/2040 - 04/01/2052, Collateralized by $2,528,222 U.S. Treasury Note, 0.125% to 2.625% Maturing from 07/31/2023 - 05/15/2030, Collateralized by $100 U.S. Treasury Strips, 0.000% Maturing on 08/15/2022 07/01/22	30,000,000	30,000,000

See Notes to Schedules of Investments and Notes to Financial Statements.
86	Elfun Government Money Market Fund

Elfun Government Money Market Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Standard Chartered U.S. Treasury Repo 1.48% dated 06/30/22, to be repurchased $15,000,000 on 07/01/22,  Collateralized by $3,409,568 U.S. Agency, 2.00% Maturing from 11/01/2050 - 01/01/2051, Collateralized by $11,886,912 U.S. Treasury Note, 1.875% Maturing on 08/31/2024, Collateralized by $3,560 U.S. Treasury Bond, 1.480% Maturing from 08/15/2049 - 05/15/2052
07/01/22	$ 15,000,000	$ 15,000,000
		112,441,000
Total Short-Term Investments (Cost $153,637,683)		153,637,683
Other Assets and Liabilities, net - 1.1%		1,735,618
NET ASSETS - 100.0%		$ 155,373,301
Notes to Schedule of Investments – June 30, 2022 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Coupon amount represents effective yield.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
†	Percentages are based on net assets as of June 30, 2022.
Abbreviations:
SOFR - Secured Overnight Financing Rate

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$ —	$ 19,733,852	$ —	$ 19,733,852
U.S. Government Agency Obligations	—	21,462,831	—	21,462,831
Repurchase Agreements	—	112,441,000	—	112,441,000
Total Investments in Securities	$ —	$ 153,637,683	$ —	$ 153,637,683
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Government Money Market Fund	87

Elfun International Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/22 (a)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Inception date						1/1/88
Net asset value, beginning of period	$ 26.73	$ 26.53	$ 23.69	$ 18.51	$ 22.68	$ 18.73
Income/(loss) from investment operations:
Net investment income(b)	0.40	0.83	0.29	0.43	0.45	0.34
Net realized and unrealized gains/(losses) on investments	(6.08)	1.57	2.86	5.15	(4.16)	3.96
Total income/(loss) from investment operations	(5.68)	2.40	3.15	5.58	(3.71)	4.30
Less distributions from:
Net investment income	—	0.86	0.31	0.40	0.46	0.35
Net realized gains	—	1.34	—	—	—	—
Total distributions	—	2.20	0.31	0.40	0.46	0.35
Net asset value, end of period	$ 21.05	$ 26.73	$ 26.53	$ 23.69	$ 18.51	$ 22.68
Total Return(c)	(21.25)%	9.05%	13.31%	30.14%	(16.33)%	22.99%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$156,287	$204,799	$201,200	$199,123	$183,982	$237,769
Ratios to average net assets:
Net expenses	0.40% (d)	0.37%	0.40%	0.38%	0.36%	0.36%
Gross expenses	0.40% (d)	0.37%	0.40%	0.38%	0.36%	0.36%
Net investment income	3.33% (d)	2.93%	1.31%	2.02%	2.06%	1.64%
Portfolio turnover rate	8%	17%	20%	15%	27%	30%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
88	Financial Highlights

Elfun Trusts
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/22 (a)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Inception date						5/27/35
Net asset value, beginning of period	$ 79.73	$ 71.55	$ 62.16	$ 50.14	$ 60.36	$ 53.23
Income/(loss) from investment operations:
Net investment income(b)	0.34	0.72	0.64	0.71	0.74	0.76
Net realized and unrealized gains/(losses) on investments	(17.08)	16.72	14.90	17.15	(2.85)	12.88
Total income/(loss) from investment operations	(16.74)	17.44	15.54	17.86	(2.11)	13.65
Less distributions from:
Net investment income	—	0.74	0.69	0.67	0.76	0.78
Net realized gains	—	8.52	5.46	5.17	7.35	5.74
Total distributions	—	9.26	6.15	5.84	8.11	6.52
Net asset value, end of period	$ 62.99	$ 79.73	$ 71.55	$ 62.16	$ 50.14	$ 60.36
Total Return(c)	(21.00)%	24.28%	25.07%	35.57%	(3.39)%	25.61%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$3,054,738	$3,965,156	$3,419,765	$2,979,222	$2,427,667	$2,737,919
Ratios to average net assets:
Net expenses	0.18% (d)	0.18%	0.18%	0.18%	0.19%	0.18%
Gross expenses	0.18% (d)	0.18%	0.18%	0.18%	0.19%	0.18%
Net investment income	0.94% (d)	0.89%	0.99%	1.20%	1.17%	1.25%
Portfolio turnover rate	12%	26%	25%	17%	18%	16%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	89

Elfun Diversified Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/22 (a)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Inception date						1/1/88
Net asset value, beginning of period	$ 21.68	$ 20.97	$ 19.54	$ 17.02	$ 18.60	$ 17.91
Income/(loss) from investment operations:
Net investment income(b)	0.10	0.34	0.37	0.41	0.42	0.43
Net realized and unrealized gains/(losses) on investments	(3.54)	2.08	2.02	2.93	(1.45)	2.32
Total income/(loss) from investment operations	(3.44)	2.42	2.39	3.34	(1.03)	2.75
Less distributions from:
Net investment income	—	0.42	0.38	0.42	0.43	0.46
Net realized gains	—	1.29	0.58	0.40	0.12	1.60
Total distributions	—	1.71	0.96	0.82	0.55	2.06
Net asset value, end of period	$ 18.24	$ 21.68	$ 20.97	$ 19.54	$ 17.02	$ 18.60
Total Return(c)	(15.91)%	11.56%	12.23%	19.58%	(5.51)%	15.40%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$173,664	$211,716	$205,144	$199,011	$181,943	$209,939
Ratios to average net assets:
Net expenses	0.32% (d)	0.30%	0.31%	0.30%	0.33%	0.40%
Gross expenses	0.32% (d)	0.30%	0.31%	0.30%	0.33%	0.40%
Net investment income	1.00% (d)	1.53%	1.88%	2.20%	2.26%	2.23%
Portfolio turnover rate	28% (e)	41% (e)	56% (e)	162%	72%	186%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
(e)	The portfolio turnover calculated for the periods ended 6/30/2022, 12/31/2021 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 53%, 90% and 136%, respectively.
The accompanying Notes are an integral part of these financial statements.
90	Financial Highlights

Elfun Tax-Exempt Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/22 (a)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Inception date						1/1/80
Net asset value, beginning of period	$ 11.47	$ 11.67	$ 11.54	$ 11.19	$ 11.55	$ 11.48
Income/(loss) from investment operations:
Net investment income(b)	0.18	0.31	0.37	0.38	0.46	0.46
Net realized and unrealized gains/(losses) on investments	(1.17)	(0.14)	0.17	0.41	(0.36)	0.07
Total income/(loss) from investment operations	(0.99)	0.17	0.54	0.79	0.10	0.53
Less distributions from:
Net investment income	0.18	0.37	0.41	0.44	0.46	0.46
Total distributions	0.18	0.37	0.41	0.44	0.46	0.46
Net asset value, end of period	$ 10.30	$ 11.47	$ 11.67	$ 11.54	$ 11.19	$ 11.55
Total Return(c)	(8.66)%	1.44%	4.77%	7.13%	0.90%	4.71%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,088,002	$1,250,501	$1,341,617	$1,377,821	$1,376,980	$1,471,350
Ratios to average net assets:
Net expenses	0.21% (d)	0.21%	0.21%	0.20%	0.21%	0.20%
Gross expenses	0.21% (d)	0.21%	0.21%	0.20%	0.21%	0.20%
Net investment income	3.40% (d)	2.65%	3.24%	3.35%	4.06%	4.00%
Portfolio turnover rate	19%	42%	41%	25%	18%	26%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	91

Elfun Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/22 (a)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Inception date						12/31/84
Net asset value, beginning of period	$ 11.67	$ 12.25	$ 11.74	$ 11.02	$ 11.44	$ 11.28
Income/(loss) from investment operations:
Net investment income(b)	0.11	0.24	0.29	0.32	0.32	0.29
Net realized and unrealized gains/(losses) on investments	(1.40)	(0.38)	0.63	0.73	(0.41)	0.15
Total income/(loss) from investment operations	(1.29)	(0.14)	0.92	1.05	(0.09)	0.44
Less distributions from:
Net investment income	0.12	0.27	0.34	0.33	0.33	0.28
Net realized gains	—	0.17	0.07	—	—	—
Total distributions	0.12	0.44	0.41	0.33	0.33	0.28
Net asset value, end of period	$ 10.26	$ 11.67	$ 12.25	$ 11.74	$ 11.02	$ 11.44
Total Return(c)	(11.11)%	(1.19)%	8.03%	9.50%	(0.80)%	3.90%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$180,324	$218,824	$244,329	$233,663	$229,477	$261,189
Ratios to average net assets:
Net expenses	0.31% (d)	0.29%	0.27%	0.29%	0.34%	0.33%
Gross expenses	0.32% (d)	0.29%	0.27%	0.29%	0.34%	0.33%
Net investment income	2.10% (d)	2.03%	2.44%	2.77%	2.88%	2.54%
Portfolio turnover rate	29% (e)	71% (e)	108% (e)	107%	207%	299%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
(e)	The portfolio turnover calculated for the period ended 6/30/2022, 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 87%, 184% and 255%, respectively.
The accompanying Notes are an integral part of these financial statements.
92	Financial Highlights

Elfun Government Money Market Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/22 (a)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Inception date						6/13/90
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income/(loss) from investment operations:
Net investment income(b)	0.00 (c)	—	0.00 (c)	0.02	0.02	0.01
Total income from investment operations	0.00 (c)	—	0.00 (c)	0.02	0.02	0.01
Less distributions from:
Net investment income	0.00 (c)	—	0.00 (c)	0.02	0.02	0.01
Net realized gains	—	—	—	—	—	0.00 (c)
Total distributions	0.00 (c)	—	0.00 (c)	0.02	0.02	0.01
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return(d)	0.13%	—%	0.32%	1.99%	1.55%	0.58%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$155,373	$142,430	$153,251	$128,561	$104,275	$109,828
Ratios to average net assets:
Net expenses	0.19% (e)	0.09%	0.19%	0.26%	0.32%	0.34%
Gross expenses	0.25% (e)	0.26%	0.25%	0.26%	0.32%	0.34%
Net investment income	0.27% (e)	—%	0.30%	1.96%	1.53%	0.56%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.005.
(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(e)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	93

Elfun Funds
Statements of Assets and Liabilities — June 30, 2022 (Unaudited)
	Elfun International Equity Fund	Elfun Trusts
Assets
Investments in securities, at fair value (cost $138,389,024; $1,958,849,149; $117,384,881; $1,095,581,880; $205,783,632 and $0, respectively)	$ 154,294,768	$ 3,014,774,448
Investments in affiliated securities, at fair value (cost $0; $0; $43,962,529; $0; $0 and $0, respectively)	—	—
Short-term investments, at fair value (cost $0; $0; $2,568,270; $0; $0 and $41,196,683, respectively)	—	—
Investments in affiliated securities, at fair value	1,754,822	40,143,512
Repurchase agreements	—	—
Cash	—	—
Net cash collateral on deposit with broker for future contracts	28,945	—
Net cash collateral on deposit with broker for swap contracts	—	—
Foreign currency (cost $0, $0, $32,153, $0, $0 and $0, respectively)	—	—
Receivable from Adviser	—	—
Receivable for investments sold	—	3,067,557
Income receivables	1,244,614	3,205,808
Receivable for fund shares sold	1,148	9,770
Income receivable from affiliated investments	2,422	33,144
Receivable for accumulated variation margin on futures contracts	72,470	—
Total assets	157,399,189	3,061,234,239
Liabilities
Distribution payable to shareholders	—	—
Due to custodian	—	—
Foreign currency overdraft payable, at value	59,403	—
Payable for investments purchased	393,855	4,653,861
Payable for fund shares redeemed	17,656	1,022,346
Payable for accumulated variation margin on swap contracts	—	—
Payable for accumulated variation margin on futures contracts	—	—
Payable to the Adviser	28,081	366,069
Payable for custody, fund accounting and sub-administration fees	32,280	143,814
Accrued other expenses	580,507	309,782
Total liabilities	1,111,782	6,495,872

Net Assets	$ 156,287,407	$ 3,054,738,367
Net Assets Consist of:
Capital paid in	$ 132,331,293	$ 1,715,406,558
Total distributable earnings (loss)	23,956,114	1,339,331,809
Net Assets	$ 156,287,407	$ 3,054,738,367
Shares outstanding (Par value $10; $10; $10; $10; $10; and $1, respectively; unlimited shares authorized)	7,425,500	48,493,719
Net asset value, offering and redemption price per share	$ 21.05	$ 62.99
The accompanying Notes are an integral part of these financial statements.
94	Statements of Assets and Liabilities

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$ 126,249,828	$ 1,073,304,140	$ 189,313,701	$ —
43,300,545	—	—	—
2,568,270	—	—	41,196,683
12,658,717	6,898,726	18,141,754	—
—	—	—	112,441,000
1,133	—	2,713	883
48,141	—	117,474	—
23,470	—	76,674	—
32,818	—	—	—
—	—	—	2,150
7,644,004	8,366,901	14,182,924	—
349,220	14,098,437	956,150	—
289	11,958	31,707	1,857,887
12,939	10,482	16,807	55,938
—	—	—	—
192,889,374	1,102,690,644	222,839,904	155,554,541

—	919,113	75,577	5,108
—	80,379	—	—
—	—	—	—
19,034,641	13,134,302	42,045,853	—
36,514	208,137	110,066	97,060
22,922	—	76,501	—
19,210	—	86,651	—
24,129	143,682	23,793	12,333
8,432	50,541	14,303	15,789
79,758	152,973	83,527	50,950
19,225,606	14,689,127	42,516,271	181,240

$ 173,663,768	$ 1,088,001,517	$ 180,323,633	$ 155,373,301

$ 158,806,976	$ 1,176,768,227	$ 201,437,830	$ 155,373,158
14,856,792	(88,766,710)	(21,114,197)	143
$ 173,663,768	$ 1,088,001,517	$ 180,323,633	$ 155,373,301
9,523,354	105,672,933	17,568,597	155,373,139
$ 18.24	$ 10.30	$ 10.26	$ 1.00
The accompanying Notes are an integral part of these financial statements.
Statements of Assets and Liabilities	95

Elfun Funds
Statements of Operations — For the period ended June 30, 2022 (Unaudited)
	Elfun International Equity Fund	Elfun Trusts
Investment Income
Income
Dividend	$ 4,205,215	$ 19,569,109
Interest	—	—
Income from affiliated investments	6,618	83,085
Less: Foreign taxes withheld	(371,808)	—
Total income	3,840,025	19,652,194
Expenses
Advisory and administration fees	188,076	2,458,471
Blue Sky fees	20,878	27,787
Transfer agent fees	62,895	287,099
Trustees' fees	11,095	21,190
Custody, fund accounting and sub-administration fees	541,906	227,304
Professional fees	24,334	29,138
Printing and shareholder reports	4,319	38,101
Registration fees	—	15,491
Other expenses	2,594	39,046
Total expenses before waivers	856,097	3,143,627
Fees waived and/or reimbursed by the adviser	—	—
Net expenses	856,097	3,143,627
Net investment income	$ 2,983,928	$ 16,508,567
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 3,139,798	$ 59,794,880
Affiliated investments	—	—
Futures	(114,108)	—
Swap contracts	—	—
Foreign currency transactions	(142,074)	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(48,693,927)	(898,288,840)
Affiliated investments	—	—
Futures	33,692	—
Swap contracts	—	—
Foreign currency translations	(79,308)	—
Net realized and unrealized gain (loss) on investments	(45,855,927)	(838,493,960)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (42,871,999)	$ (821,985,393)
The accompanying Notes are an integral part of these financial statements.
96	Statements of Operations

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$ 540,725	$ —	$ 4,822	$ —
700,683	20,675,415	2,356,014	331,778
20,913	19,400	37,404	—
(122)	—	—	—
1,262,199	20,694,815	2,398,240	331,778

162,701	916,416	169,044	71,474
21,007	25,468	22,703	21,205
53,628	117,733	58,726	38,577
11,108	14,034	11,127	10,795
22,767	81,196	24,313	22,997
24,335	22,478	20,469	13,514
7,514	17,766	4,895	2,189
—	449	—	—
2,449	12,043	2,613	1,311
305,509	1,207,583	313,890	182,062
(2,393)	—	(4,375)	(43,973)
303,116	1,207,583	309,515	138,089
$ 959,083	$ 19,487,232	$ 2,088,725	$ 193,689

$ 1,941,354	$ (21,819,454)	$ (3,565,951)	$ 88
950,130	—	—	—
(343,127)	—	(1,154,549)	—
(98,868)	—	(302,413)	—
(18,976)	—	—	—

(26,086,764)	(104,709,018)	(21,078,611)	—
(10,510,690)	—	—	—
(7,695)	—	(38,169)	—
(38,795)	—	(70,627)	—
(1,692)	—	—	—
(34,215,123)	(126,528,472)	(26,210,320)	88
$ (33,256,040)	$ (107,041,240)	$ (24,121,595)	$ 193,777
The accompanying Notes are an integral part of these financial statements.
Statements of Operations	97

Elfun Funds
Statements of Changes in Net Assets
	Elfun International Equity Fund		Elfun Trusts
	Six Months Ended June 30, 2022(a)	Year Ended December 31, 2021	Six Months Ended June 30, 2022(a)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 2,983,928	$ 6,120,473	$ 16,508,567	$ 33,815,592
Net realized gain (loss) on investments, futures, swap contracts and foreign currency transactions	2,883,616	15,203,963	59,794,880	526,019,203
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, swap contracts and foreign currency translations	(48,739,543)	(3,340,021)	(898,288,840)	254,514,072
Net increase (decrease) from operations	(42,871,999)	17,984,415	(821,985,393)	814,348,867
Distributions to shareholders:
Total distributions	—	(15,724,016)	—	(421,275,229)
Increase (decrease) in assets from operations and distributions	(42,871,999)	2,260,399	(821,985,393)	393,073,638
Share transactions:
Proceeds from sale of shares	716,727	2,858,069	25,601,674	73,991,073
Value of distributions reinvested	—	13,507,831	—	344,793,733
Cost of shares redeemed	(6,356,778)	(15,026,462)	(114,033,728)	(266,467,198)
Net increase (decrease) from share transactions	(5,640,051)	1,339,438	(88,432,054)	152,317,608
Total increase (decrease) in net assets	(48,512,050)	3,599,837	(910,417,447)	545,391,246
Net Assets
Beginning of period	204,799,457	201,199,620	3,965,155,814	3,419,764,568
End of period	$ 156,287,407	$ 204,799,457	$ 3,054,738,367	$ 3,965,155,814
Changes in Fund Shares
Shares sold	29,757	102,485	355,437	924,232
Issued for distributions reinvested	—	505,533	—	4,291,874
Shares redeemed	(265,897)	(531,166)	(1,591,469)	(3,281,753)
Net increase (decrease) in fund shares	(236,140)	76,852	(1,236,032)	1,934,353
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
98	Statements of Changes in Net Assets

Elfun Diversified Fund		Elfun Tax-Exempt Income Fund
Six Months Ended June 30, 2022(a)	Year Ended December 31, 2021	Six Months Ended June 30, 2022(a)	Year Ended December 31, 2021

$ 959,083	$ 3,224,928	$ 19,487,232	$ 34,533,678
2,430,513	14,601,462	(21,819,454)	(312,845)
(36,645,636)	5,260,848	(104,709,018)	(15,370,341)
(33,256,040)	23,087,238	(107,041,240)	18,850,492

—	(15,754,251)	(19,486,093)	(41,209,578)
(33,256,040)	7,332,987	(126,527,333)	(22,359,086)

2,979,668	4,772,080	10,853,576	40,093,917
—	13,873,358	13,946,277	29,155,146
(7,775,870)	(19,406,904)	(60,771,688)	(138,005,800)
(4,796,202)	(761,466)	(35,971,835)	(68,756,737)
(38,052,242)	6,571,521	(162,499,168)	(91,115,823)

211,716,010	205,144,489	1,250,500,685	1,341,616,508
$ 173,663,768	$ 211,716,010	$ 1,088,001,517	$ 1,250,500,685

144,860	216,554	1,001,431	3,462,715
—	635,917	1,306,619	2,525,649
(386,978)	(871,621)	(5,670,607)	(11,950,926)
(242,118)	(19,150)	(3,362,557)	(5,962,562)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	99

Elfun Funds
Statements of Changes in Net Assets
	Elfun Income Fund		Elfun Government Money Market Fund
	Six Months Ended June 30, 2022(a)	Year Ended December 31, 2021	Six Months Ended June 30, 2022(a)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 2,088,725	$ 4,752,937	$ 193,689	$ —
Net realized gain (loss) on investments, futures and swap contracts	(5,022,913)	2,980,049	88	55
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	(21,187,407)	(10,560,616)	—	—
Net increase (decrease) from operations	(24,121,595)	(2,827,630)	193,777	55
Distributions to shareholders:
Total distributions	(2,187,376)	(8,337,782)	(193,689)	—
Increase (decrease) in assets from operations and distributions	(26,308,971)	(11,165,412)	88	55
Share transactions:
Proceeds from sale of shares	6,563,775	18,127,991	45,342,170	50,569,988
Value of distributions reinvested	1,718,541	6,571,744	183,971	422
Cost of shares redeemed	(20,474,010)	(39,039,271)	(32,583,258)	(61,391,100)
Net increase (decrease) from share transactions	(12,191,694)	(14,339,536)	12,942,883	(10,820,690)
Total increase (decrease) in net assets	(38,500,665)	(25,504,948)	12,942,971	(10,820,635)
Net Assets
Beginning of period	218,824,298	244,329,246	142,430,330	153,250,965
End of period	$ 180,323,633	$ 218,824,298	$ 155,373,301	$ 142,430,330
Changes in Fund Shares
Shares sold	580,827	1,518,468	45,342,170	50,569,987
Issued for distributions reinvested	159,933	555,624	183,972	422
Shares redeemed	(1,918,137)	(3,276,520)	(32,583,258)	(61,391,100)
Net increase (decrease) in fund shares	(1,177,377)	(1,202,428)	12,942,884	(10,820,691)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
100	Statements of Changes in Net Assets

Elfun Funds
Notes to Financial Statements — June 30, 2022 (Unaudited)
1. Organization of the Funds
The Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.
Under each Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
Notes to Financial Statements	101

Elfun Funds
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2022 is disclosed in each Fund’s Schedule of Investments.
102	Notes to Financial Statements

Elfun Funds
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Certain Funds may invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or the Adviser’s estimates of such re-designations for which actual information has not yet been reported.
Expenses Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not Fund specific are allocated pro rata across the Funds.
Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Distributions Distributions from net investment income, if any, are declared daily and paid monthly for the Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund and declared and paid annually for the Eflun International Equity Fund, Elfun Trusts and Elfun Diversified Income Fund.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required forcompliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period, the Elfun Diversified Fund and Elfun Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the applicable Fund’s Schedule of Investments. A Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, a Fund identifies securities as
Notes to Financial Statements	103

Elfun Funds
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
A Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Repurchase Agreements Certain Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s the principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2022, the Elfun Government Money Market Fund had invested in repurchase agreements with the gross values of $112,441,000 and associated collateral equal to $114,879,616.
4.Derivative Financial Instruments
Futures Contracts Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
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During the period ended June 30, 2022, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
Elfun International Equity Fund	Equitization of Cash
Elfun Diversified Fund	Management of Interest Rate Risk and Equitization of Cash
Elfun Income Fund	Management of Interest Rate Risk
Credit Default Swaps During the period ended June 30, 2022, the Elfun Diversified Fund and Elfun Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation.
As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Options on Exchanged-Traded Futures Contracts Certain Funds may purchase and write options, including options on exchanged-traded futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying
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instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.
When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.
The following tables summarize the value of the Funds’ derivative instruments as of June 30, 2022 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 72,470	$ —	$ 72,470

Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun Diversified Fund
Futures Contracts	$ —	$ —	$ —	$ 22,922	$ —	$ 22,922
Swap Contracts	—	—	19,210	—	—	19,210
Elfun Income Fund
Futures Contracts	$ 86,651	$ —	$ —	$ —	$ —	$ 86,651
Swap Contracts	—	—	76,501	—	—	76,501

Realized Gain/Loss
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$ —	$ —	$ —	(114,108)	$ —	$ (114,108)
Elfun Diversified Fund
Futures Contracts	$ (247,297)	$ —	$ —	$ (95,830)	$ —	$ (343,127)
Swap Contracts	—	—	(98,868)	—	—	(98,868)
Elfun Income Fund
Futures Contracts	$ (1,154,549)	$ —	$ —	$ —	$ —	$ (1,154,549)
Swap Contracts	—	—	(302,413)	—	—	(302,413)

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 33,692	$ —	$ 33,692
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Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun Diversified Fund
Futures Contracts	$ (24,340)	$ —	$ —	$ 16,645	$ —	$ (7,695)
Swap Contracts	—	—	(38,795)	—	—	(38,795)
Elfun Income Fund
Futures Contracts	$ (38,169)	$ —	$ —	$ —	$ —	$ (38,169)
Swap Contracts	—	—	(70,627)	—	—	(70,627)
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Management Fee
Elfun International Equity Fund	0.21%
Elfun Trusts	0.14%
Elfun Diversified Fund	0.17%
Elfun Tax-Exempt Income Fund	0.16%
Elfun Income Fund	0.17%
Elfun Government Money Market Fund	0.10%
SSGA FM is contractually obligated until April 30, 2023 to waive its Management Fee and/or reimburse certain expenses for the Elfun Diversified Fund and Elfun Income Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from each Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2023 except with approval of the Board.
Amounts waived or reimbursed are included in the respective Statement of Operations.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Elfun Government Money Market Fund to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a "Voluntary Reduction"). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Elfun Government Money Market Fund has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Elfun Government Money Market Fund. A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Elfun Government Money Market Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Elfun Government Money Market Fund will be able to avoid a negative yield. The Elfun Government Money Market Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
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Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
As of June 30, 2022, SSGA FM has not recouped any expenses from the Elfun Government Money Market Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2023	$ 78,761
12/31/2024	$233,832
12/31/2025	$ 43,973
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2022 are disclosed in the Schedules of Investments.
6.Trustees' Fees
The fees and expenses of each Fund’s trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2022 were as follows:
	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Elfun International Equity Fund	$ —	$ —	$ 16,835,558	$ 13,443,141
Elfun Trusts	—	—	417,926,442	512,994,691
Elfun Diversified Fund	20,536,127	15,795,084	29,807,426	35,986,304
Elfun Tax-Exempt Income Fund	—	—	215,681,270	248,713,698
Elfun Income Fund	44,560,338	37,706,629	6,830,998	14,408,924
8.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to the federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds' tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
108	Notes to Financial Statements

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As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Elfun International Equity Fund	$ 139,482,971	$ 35,662,327	$ 19,023,289	$ 16,639,038
Elfun Trusts	1,999,065,040	1,230,816,765	174,963,845	1,055,852,920
Elfun Diversified Fund	177,110,332	15,351,137	7,746,600	7,604,537
Elfun Tax-Exempt Income Fund	1,126,151,603	5,722,033	51,670,770	(45,948,737)
Elfun Income Fund	224,568,493	9,403	17,300,973	(17,291,570)
Elfun Government Money Market Fund	153,637,683	—	—	—
9.Line of Credit
The Funds (excluding the Elfun Government Money Market Fund) and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Prior to October 7, 2021, the Funds had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of June 30, 2022.
10.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Interest Rate Risk Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Russian Sanctions Risk Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian
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assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
Credit Risk A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk A Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
11.Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued
110	Notes to Financial Statements

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because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022 or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the NAV of each Fund. With respect to each Fund’s results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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Other Information — June 30, 2022 (Unaudited)
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds, excluding the Elfun Government Money Market Fund, have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds' Program. The Program's principal objectives include assessing, managing and periodically reviewing each Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. During the course of the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2020 through December 31, 2021. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Funds have adopted the proxy voting policies of the Adviser. A description of the Funds' proxy voting policies and procedures that are used by the Funds' investment Adviser to vote proxies relating to Funds' portfolio of securities are available (i) without charge, upon request, by calling 1-800-242-0134 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
With the exception of the Elfun Government Money Market Fund, following the Funds' first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Funds' website at www.ssga.com. The Funds' Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134(toll free).
Monthly Portfolio Schedule
The Elfun Government Money Market Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund's Form N-MFP is available on the SEC's website at www.sec.gov. The Fund's monthly portfolio holdings are available at the Fund's website at www.ssga.com.
112	Other Information

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Trustee Considerations in Approving Continuation of Investment Advisory Agreements1,2
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the Elfun Funds, met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each Fund, the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
___________________________________________
1 The “Elfun Funds” include the Elfun Trusts, Elfun International Equity Fund, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”).
2 The Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Funds, as applicable, and the role of the Adviser in managing the Funds’ relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Funds;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
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Other Information, continued — June 30, 2022 (Unaudited)
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Funds, with respect to its operations relating to the Funds; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds;
•	Information from SSGA FM, State Street and the Distributor with respect to the Funds providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to all Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities or money market instruments. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. With respect to the Fund that operates as a money market mutual fund with a stable net asset value, the Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.
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Other Information, continued — June 30, 2022 (Unaudited)
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of each Fund:
Elfun Trusts. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-year period and was above the medians of its Performance Group and Performance Universe for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-year period and was above its Lipper Index for the 3-, 5- and 10-year periods. The Board also took into account management’s discussion of the factors that contributed to the Fund’s recent underperformance relative to its peers.
Elfun International Equity Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-year period and was above the medians of its Performance Group and Performance Universe for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-year period and was above its Lipper Index for the 3-, 5- and 10-year periods.
Elfun Diversified Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-year period and was above the median of its Performance Group for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3-, 5- and 10-year periods.
Elfun Government Money Market Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-year period and was above the medians of its Performance Group and Performance Universe for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-year period and was above its Lipper Index for the 3-, 5- and 10-year periods. The Board also took into account management’s discussion of the factors that contributed to the Fund’s recent underperformance relative to its peers and also noted the relatively limited range of performance returns within the Performance Group and Universe.
Elfun Income Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 5- and 10-year periods and was below the median of its Performance Group for the 3-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3-, 5- and 10-year periods.
Elfun Tax-Exempt Income Fund. The Board considered that the Fund’s performance was below the medians of Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance, including the impact of market conditions on the Fund’s performance.
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Other Information, continued — June 30, 2022 (Unaudited)
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory or is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. Among other information, the Board considered the following expense information in its evaluation of each Fund:
Elfun Trusts. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun International Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun Diversified Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun Government Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the median of its Expense Group and above the median of its Expense Universe.
Elfun Income Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun Tax-Exempt Income Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Funds, including, where applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Funds, including reputational and entrepreneurial risks.
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Other Information, continued — June 30, 2022 (Unaudited)
The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Sean O’Malley, Chief Legal Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David Lancaster, Assistant Treasurer
Ryan Hill, Assistant Treasurer
John Bettencourt, Assistant Treasurer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1) Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(a)(4) Not applicable.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	ELFUN INCOME FUND

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	September 7, 2022

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 7, 2022